                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                       Post-Effective Amendment No. 24                   [X]
                              (File No. 333-42257)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                              Amendment No. 61                           [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A:  PROSPECTUS

PROSPECTUS

APRIL 30, 2010


RIVERSOURCE

SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: (800) 541-2251

            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select - NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES...................................    3
   Transaction Fees..........................    3
   Charges Other than Fund Operating
     Expenses................................    4
   Annual Operating Expenses of the Funds....    7
POLICY BENEFITS AND RISKS....................   11
   Policy Benefits...........................   11
   Policy Risks..............................   14
   Fund Risks................................   16
LOADS, FEES AND CHARGES......................   17
   Premium Expense Charge....................   17
   Monthly Deduction.........................   17
   Surrender Charge..........................   18
   Partial Surrender Charge..................   19
   Mortality and Expense Risk Charge.........   19
   Transfer Charge...........................   19
   Annual Operating Expenses of the Funds....   19
   Effect of Loads, Fees and Charges.........   19
   Other Information on Charges..............   20
RIVERSOURCE LIFE OF NY.......................   20
THE VARIABLE ACCOUNT AND THE FUNDS...........   21
   Relationship Between Funds and
     Subaccounts.............................   32
   Substitution of Investments...............   32
   Voting Rights.............................   32
THE FIXED ACCOUNT............................   32
PURCHASING YOUR POLICY.......................   33
   Application...............................   33
   Premiums..................................   33
   Limitation on the Use of the Policy.......   34
POLICY VALUE.................................   34
   Fixed Account.............................   34
   Subaccounts...............................   34
POLICY VALUE CREDITS.........................   35
KEEPING THE POLICY IN FORCE..................   36
   Minimum Initial Premium Period............   36
   Death Benefit Guarantee...................   36
   Grace Period..............................   36
   Reinstatement.............................   37
   Exchange Right............................   37
PROCEEDS PAYABLE UPON DEATH..................   37
   Change in Death Benefit Option............   38
   Changes in Specified Amount...............   38
   Misstatement of Age or Sex................   38
   Suicide...................................   39
   Beneficiary...............................   39
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS................................   39
   Restrictions on Transfers.................   39
   Fixed Account Transfer Policies...........   41
   Minimum Transfer Amounts..................   41
   Maximum Transfer Amounts..................   41
   Maximum Number of Transfers Per Year......   41
   Automated Transfers.......................   41
   Automated Dollar-Cost Averaging...........   42
   Asset Rebalancing.........................   43
   Portfolio Navigator Program...............   43
POLICY LOANS.................................   47
   Minimum Loan Amounts......................   47
   Maximum Loan Amounts......................   47
   Allocation of Loans to Accounts...........   47
   Repayments................................   47
   Overdue Interest..........................   47
   Effect of Policy Loans....................   47
POLICY SURRENDERS............................   47
   Total Surrenders..........................   47
   Partial Surrenders........................   48
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER..................................   48
PAYMENT OF POLICY PROCEEDS...................   48
   Payment Options...........................   49
   Deferral of Payments......................   49
FEDERAL TAXES................................   50
   RiverSource Life of NY's Tax Status.......   50
   Taxation of Policy Proceeds...............   50
   Modified Endowment Contracts..............   52
   Other Tax Considerations..................   52
   Split Dollar Arrangements.................   53
DISTRIBUTION OF THE POLICY...................   55
LEGAL PROCEEDINGS............................   56
POLICY ILLUSTRATIONS.........................   56
KEY TERMS....................................   62
FINANCIAL STATEMENTS.........................   63





2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      3.5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of the initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $1.81 -- Female, Standard, Age 15;
                           policy lapses, during the  Male, Standard Nonsmoker, Age 90.
                           first 15 policy years.
                                                      MAXIMUM: $34.51 -- Female, Nonsmoker, Age 70;
                                                      Male, Nonsmoker, Age 70.

                                                      REPRESENTATIVE INSUREDS: $18.69 -- Male, Standard
                                                      Nonsmoker, Age 55; Female, Standard Nonsmoker, Age
                                                      55.

                                                      For 2001 CSO policies:

                                                      Rate per $1,000 of the initial specified amount:

                                                      MINIMUM: $2.03 -- Female, Standard, Age 15;
                                                      Male, Tobacco, Age 90.

                                                      MAXIMUM: $34.38 -- Female, Tobacco, Age 70;
                                                      Male, Tobacco, Age 70.

                                                      REPRESENTATIVE INSUREDS: $17.17 -- Female,
                                                      Standard Nontobacco, Age 55; Male, Standard
                                                      Nontobacco, Age 55.

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       $25; or
                           policy.                    2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

TRANSFER CHARGE            We reserve the right to    MAXIMUM: Up to $25 per transfer in excess of 12.
                           charge a fee for more
                           than 12 transfers by mail  CURRENT: No charge.
                           or telephone per policy
                           year.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES




          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGE(A)
                                                      MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of net amount at risk:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
                                                      Male, Standard Tobacco, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55; Female, Preferred Nontobacco,
                                                      Age 55: Duration 1.

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
POLICY FEE                 Monthly.                   MAXIMUM:
                                                      - $20 per month for first 10 policy years; and
                                                      - $7.50 per month for policy years 11+.

                                                      CURRENT:
                                                      - $20 per month for the first 10 policy years.
--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(A)   Monthly.                   Monthly rate per $1,000 of initial specified
                                                      amount:

                                                      MAXIMUM:
                                                      Years 1-10    $.07.
                                                      Years 11+     $.02.

                                                      CURRENT:
                                                                    YOUNGEST INSURED'S AGE
                                                                Per $1,000 of initial specified
                                                                       amount per month






                                                      15-39    40-59     60+
                                                      -----    -----    ----
                                        Years 1-10     $.04     $.05    $.06
                                        Years 11+      $.00     $.00    $.00




                                                      REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker,
                                                      Age 55; Female, Standard Nonsmoker, Age 55.
                                                      Years 1-10    $.07.
                                                      Years 11+     $.02.
--------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE      Daily.                     MAXIMUM:
RISK CHARGE                                           - .90% of the average daily net asset value of the
                                                        subaccounts for all policy years.

                                                      CURRENT:
                                                      - .90% of the average daily net asset value of the
                                                        subaccounts for policy years 1-10; and
                                                      - .45% of the average daily net asset value of the
                                                        subaccounts for policy years 11+.
--------------------------------------------------------------------------------------------------------





(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  5

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
INTEREST RATE ON LOANS     Charged daily and due at   MAXIMUM: 6% per year.
                           the end of the policy      CURRENT:
                           year.                      - 6% for policy years 1-10;
                                                      - 4% for policy years 11+.
--------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE   Monthly.                   Monthly rate per $1,000 of the cost of insurance
RIDER (FYT)(A),(B)                                    amount:

                                                      MINIMUM: $.00006 -- Female,
                                                      Standard, Age 15; Female, Standard, Age 15:
                                                      Duration 1.

                                                      MAXIMUM: $18.51 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 4.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of the cost of insurance
                                                      amount:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $13.31 -- Male, Tobacco, Age 90;
                                                      Male, Tobacco, Age 95: Duration 4.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55; Female, Preferred Nontobacco,
                                                      Age 55:
                                                      Duration 1.

--------------------------------------------------------------------------------------------------------

POLICY SPLIT OPTION RIDER  Monthly.                   Monthly rate is $.06 per $1,000 of the current
(PSO)                                                 base policy specified amount plus the STR
                                                      specified amount.

--------------------------------------------------------------------------------------------------------

SURVIVOR TERM RIDER        Monthly.                   Monthly rate per $1,000 of the cost of insurance
(STR)(A),(C)                                          amount:

                                                      MINIMUM: $.00006 -- Female, Standard Nonsmoker,
                                                      Age 15; Female, Standard Nonsmoker, Age 15:
                                                      Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male,
                                                      Smoker, Age 75: Duration 25.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.
--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

(b) This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.




(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.



6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.05%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES
AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55%      0.25%    0.08%           --%          0.88%


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.08            --           1.08
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.13            --           1.13


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Calvert Variable Series, Inc. VP SRI Social Balanced             0.70         --     0.21            --           0.91
Portfolio


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.45            --           1.20(2)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.25     0.33            --           1.15


Evergreen VA Fundamental Large Cap Fund - Class 2                0.63       0.25     0.22            --           1.10


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.14            --           0.85


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(3)
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.18          0.03           0.98(4)


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Dynamics Fund, Series I Shares                      0.75         --     0.58          0.01           1.34(7)
(previously AIM V.I. Dynamics Fund, Series I Shares)


Invesco V.I. Financial Services Fund, Series I Shares            0.75         --     0.53          0.01           1.29
(previously AIM V.I. Financial Services Fund, Series I
Shares)


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33          0.02           1.31
(previously AIM V.I. International Growth Fund, Series II
Shares)


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.44          0.01           1.20
(previously AIM V.I. Technology Fund, Series I Shares)




       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Janus Aspen Series Global Technology Portfolio: Service          0.64%      0.25%    0.33%           --%          1.22%
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.06            --           0.95


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.11            --           1.11


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.13            --           1.28


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.55       0.25     0.10          0.03           0.93(8)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(9)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19          0.01           1.08(10)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(11)


Putnam VT Vista Fund - Class IB Shares                           0.59       0.25     0.20          0.01           1.05(10)


RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.32          0.69           1.26(12)


RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.21          0.63           1.09(12)


RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.14          0.66           1.05(12)


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.17          0.67           1.09(12)
Aggressive


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.19          0.64           1.08(12)
Conservative


RVST RiverSource Variable Portfolio - Balanced Fund (Class       0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(13)
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.13     0.15            --           0.71(13)
Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.13     0.14            --           1.07(13)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(13)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.13     0.50            --           1.24(13)
(Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.80       0.13     0.16            --           1.09(13)
(Class 3)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.08       0.13     0.21            --           1.42(13)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International             0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.13     0.13            --           0.94(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.13     0.62            --           1.56(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.13     0.15          0.02           1.29(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(14)


RVST Variable Portfolio - Aggressive Portfolio (Class 4)           --       0.25     0.04          0.77           1.06(14),(15)


RVST Variable Portfolio - Conservative Portfolio (Class 2)         --       0.25     0.04          0.62           0.91(14)




8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Conservative Portfolio (Class 4)         --%      0.25%    0.04%         0.62%          0.91%(14),(15)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(14)


RVST Variable Portfolio - Moderate Portfolio (Class 4)             --       0.25     0.04          0.70           0.99(14),(15)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14),(15)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14),(15)
(Class 4)


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.06            --           0.87
II Shares


Van Kampen's UIF Global Real Estate Portfolio, Class II          0.85       0.35     0.36          0.01           1.57
Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares       0.75       0.35     0.31          0.01           1.42


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Index Asset Allocation Fund             0.55       0.25     0.27            --           1.07(16)
(previously Wells Fargo Advantage VT Asset Allocation Fund)


Wells Fargo Advantage VT International Core Fund                 0.75       0.25     1.04          0.01           2.05(16)


Wells Fargo Advantage VT Opportunity Fund                        0.75       0.25     0.32          0.02           1.34(16)


Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26          0.01           1.27(16)





   * The funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual operating expenses (subject to certain exclusions) to 1.30% of average daily net assets. After fee waivers and expense reimbursements net expenses would be 1.31%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.


(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  9

     Securities Fund (Class 3), 1.08% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund, 1.01% for Wells Fargo Advantage VT International Core Fund, 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS



      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when both insureds  valuation date. You may choose either of the
                           have died. Before the      following death benefit options:
                           youngest insured's
                           attained insurance age     OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           100, your policy's death   youngest insured's attained insurance age 100, the
                           benefit on the last        death benefit amount is the greater of the
                           surviving insured's death  following as determined on the death benefit
                           can never be less than     valuation date:
                           the specified amount       - the specified amount; or
                           unless you change that     - a percentage of the policy value.
                           amount or your policy has
                           outstanding indebtedness.  OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100,
                                                      the death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - a percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE
                                                      AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                      GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the youngest insured's
                                                        attained insurance age 100.
--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL GUARANTEE  Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT   lapse (end without value)  during the early years of the policy when you may
GUARANTEE (DBG)            if the minimum initial     choose to pay the minimum initial premium as long
                           premium period or the DBG  as the policy value minus indebtedness equals or option is in effect, even  exceeds the monthly deduction.
                           if the cash surrender
                           value is less than the     DEATH BENEFIT GUARANTEE: The policy has the
                           amount needed to pay the   following DBG option which remains in effect if
                           monthly deduction.         you meet certain premium requirements and
                                                      indebtedness does not exceed the policy value
                                                      minus surrender charges:

                                                      - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the youngest insured's
                                                      attained insurance age 100. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the DBG remains in effect.
--------------------------------------------------------------------------------------------------------

POLICY VALUE CREDITS       You may receive a credit   If you have met certain premium requirements, we
                           to your policy value       currently credit the policy value on a pro rata
                           beginning in the second    basis with an amount equal on an annual basis to
                           policy year.               .15% of the policy value. We reserve the right to
                                                      change the credit percentage. No minimum credit is
                                                      guaranteed. We reserve the right to calculate and
                                                      apply the policy value credit on a monthly,
                                                      quarterly, semi-annual or annual basis as we
                                                      determine.
--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 20th day
                           all premiums paid.         after you receive it. On the date your request is
                                                      postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.
--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.
--------------------------------------------------------------------------------------------------------



12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%.
--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.
--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.
--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.
--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                           at an additional cost, in    provides a specified amount of term insurance.
                           the form of riders (if       The FYT death benefit is paid if both insureds
                           you meet certain             die during the first four policy years.
                           requirements). The         - POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                           amounts of these benefits    policy to be split into two individual permanent
                           do not vary with             plans of life insurance then offered by us for
                           investment experience of     exchange, one on the life of each insured, upon
                           the variable account.        the occurrence of a divorce of the insureds or
                           Certain restrictions and     certain changes in federal estate tax law. (See
                           conditions apply and are     "Federal Taxes.")
                           clearly described in the
                           applicable rider.
--------------------------------------------------------------------------------------------------------





      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  13

POLICY RISKS



       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                          ------------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                          ------------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first 15 policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                          ------------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences.
                          ------------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate any of the DBG options.
                          ------------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the DBG.
                          ------------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------





14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                          ------------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.
--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                          ------------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash surrender value and earnings previously
                           loan, you may experience     taken via existing loans. It could be the case
                           a significant tax risk,      that a policy with a relatively small existing
                           especially if your           cash value could have significant earnings that
                           policy is not a MEC.         will be taxed upon lapse or surrender of the
                                                        policy. For MEC policies this is the remaining
                                                        earnings in the policy, which could be a
                                                        significant amount depending on the policy.

                          ------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  15

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                          ------------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                          ------------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                          ------------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------




Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period," "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:


   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  17

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.



The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.



LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $28,042.27

          2                                28,042.27

          3                                28,042.27

          4                                28,042.27

          5                                28,042.27

          6                                28,042.27

          7                                25,238.05

          8                                22,433.82

          9                                19,629.59

         10                                17,059.05

         11                                14,021.14

         12                                11,216.91

         13                                 8,412.68

         14                                 5,608.45

         15                                 2,804.23

         16                                     0.00



The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,500,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates; the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861, which equals $28,042.27.



18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $20,602.49

          2                                20,602.49

          3                                20,602.49

          4                                20,602.49

          5                                20,602.49

          6                                20,430.61

          7                                18,370.07

          8                                16,309.53

          9                                14,249.96

         10                                12,189.42

         11                                10,128.88

         12                                 8,068.34

         13                                 6,008.77

         14                                 3,948.23

         15                                 1,887.69

         16                                     0.00


From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  19

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 21 managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio Funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  23

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc. VP    actively managed portfolio of stocks, bonds  Company, Inc., adviser.
SRI Social         and money market instruments which offer     New Amsterdam Partners,
Balanced           income and capital growth opportunity and    LLP, sub-adviser on
Portfolio          which satisfy Portfolio's investment and     equity portion; no sub-
                   social criteria.                             adviser on fixed-income
                                                                portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.

----------------------------------------------------------------------------------------



24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series II
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
(previously AIM
V.I. Capital
Development Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term capital growth.              Invesco Advisers, Inc.
Dynamics Fund,
Series I Shares
(previously AIM
V.I. Dynamics
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series I Shares
(previously AIM
V.I. Financial
Services Fund,
Series I Shares)

----------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Technology Fund,
Series I Shares
(previously AIM
V.I. Technology
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares

----------------------------------------------------------------------------------------



26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC.
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund (Class
3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)

----------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(Class 3)

----------------------------------------------------------------------------------------



28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
(Class 3)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  sub-adviser.
(previously RVST
RiverSource
Partners Variable
Portfolio - Fund-
amental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Gold-                                               LLC, adviser; Systematic
man Sachs Mid Cap                                               Financial Management,
Value Fund (Class                                               L.P. and WEDGE Capital
3) (previously                                                  Management L.L.P., sub-
RVST RiverSource                                                advisers.
Partners Variable
Portfolio - Sele-
ct Value Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - Part-                                               LLC, adviser; Barrow,
ners Small Cap                                                  Hanley, Mewhinney &
Value Fund (Class                                               Strauss, Inc., Denver
3) (previously                                                  Investment Advisors LLC,
RVST RiverSource                                                Donald Smith & Co.,
Partners Variable                                               Inc., River Road Asset
Portfolio - Small                                               Management, LLC and
Cap Value Fund)                                                 Turner Investment
                                                                Partners, Inc., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.

----------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------



30  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation Fund                                                 Management Incorporated,
(previously Wells                                               sub-adviser.
Fargo Advantage
VT Asset
Allocation Fund)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  31

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  33

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  35

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100
If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.


EXAMPLE                                                             OPTION 1          OPTION 2

Specified amount                                                   $1,000,000        $1,000,000

Policy value                                                       $   50,000        $   50,000

Death benefit                                                      $1,000,000        $1,050,000

Policy value increases to                                          $   80,000        $   80,000

Death benefit                                                      $1,000,000        $1,080,000

Policy value decreases to                                          $   30,000        $   30,000

Death benefit                                                      $1,000,000        $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower;

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 37 for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction (because the cost of insurance charges depends upon the specified amount).

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.


38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

SUICIDE

If either of the insureds dies by suicide within two years from the policy date, the only amount payable by us will be the premium paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate.


You may purchase a new life insurance policy from us on the life of the last surviving insured. You must request, in writing, the new policy no later than 60 days after the date of the first death by suicide. If you are not living, the request and purchase may be made by the surviving insured. The new policy must be an individual permanent plan of insurance we are then issuing. The initial death benefit of the new policy cannot exceed one half of the death benefit of this policy.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  39

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  41

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.



42  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").



PORTFOLIO NAVIGATOR PROGRAM


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL POLICIES. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR POLICIES PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010."



The PN program allows you to allocate your policy value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your policy on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010").



You may elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN program. Transfers do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio -- Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio -- Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio -- Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios,


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  43

RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory services and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of New York is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.





You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per policy year by written request on an authorized form or by another method agreed to by us.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial premium payment we accept;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and


- discontinue the PN program. We will give you 30 days' written notice of any such change.




RISKS. Asset allocation through the PN program does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010" below.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your policy value invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio


44 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS unless you informed us on or before April 23, 2010, that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010, and no later than June 30, 2010, and will depend on the policy you own and the month that you purchased your policy. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for policy owners who purchased a policy before May 10, 2010, as set forth in a disclosure previously sent to such policy owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL
PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each policy owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to policy owners enrolled in the PN program prior to May 10, 2010, at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest," there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investments will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding subaccounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 45 included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel or other factors.



Investment performance of your policy value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service providers in connection with the PN program model portfolios" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  47

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS
- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12203


Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.


 2  BY PHONE



(800) 541-2251 (TOLL FREE)
(518) 869-8613 (LOCAL)


- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or


48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  49

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE OF NY'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.


TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



50  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.

------------------------------------------------------------------------------------------------------






(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.


(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  51

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.


You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)



REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs on or after the date that the owner attains age
  59 1/2;



- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".



52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.




OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 53 one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.


MUTUALLY EXCLUSIVE REGIMES
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.


  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.


  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.


EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.



54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

SECTION 409A

The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS
- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  55

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.075% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.



RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  57

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER               ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 14,139 $ 15,033 $    15,927 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   27,891   30,560      33,337    5,457    8,126      10,903
   3        52,962  1,200,000  1,200,000   1,200,000   41,242   46,579      52,356   18,809   24,145      29,922
   4        72,410  1,200,000  1,200,000   1,200,000   54,175   63,085      73,121   31,741   40,651      50,687
   5        92,831  1,200,000  1,200,000   1,200,000   66,667   80,067      95,777   44,233   57,633      73,343

   6       114,272  1,200,000  1,200,000   1,200,000   78,698   97,517     120,491   58,508   77,327     100,301
   7       136,786  1,200,000  1,200,000   1,200,000   90,238  115,419     147,436   72,291   97,471     129,489
   8       160,425  1,200,000  1,200,000   1,200,000  101,268  133,763     176,818   85,564  118,060     161,114
   9       185,246  1,200,000  1,200,000   1,200,000  111,741  152,520     208,841   98,281  139,059     195,381
  10       211,309  1,200,000  1,200,000   1,200,000  121,621  171,662     243,744  110,404  160,445     232,527

  15       362,520  1,200,000  1,200,000   1,200,000  169,260  283,853     488,437  169,260  283,853     488,437
  20       555,508  1,200,000  1,200,000   1,200,000  197,102  409,482     886,378  197,102  409,482     886,378
  25       801,815  1,200,000  1,200,000   1,631,514  189,344  543,263   1,553,823  189,344  543,263   1,553,823
  30     1,116,173  1,200,000  1,200,000   2,775,116   91,400  664,579   2,642,968   91,400  664,579   2,642,968
  35     1,517,381         --  1,200,000   4,636,993       --  755,145   4,416,184       --  755,145   4,416,184

  40     2,029,436         --  1,200,000   7,403,264       --  791,537   7,329,965       --  791,537   7,329,965
  45     2,682,963         --  1,200,000  12,258,492       --  693,226  12,258,492       --  693,226  12,258,492
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                      MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1         FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER             ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                  POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%       6%        12%       0%       6%        12%
------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $1,200,000 $ 13,839 $ 14,723 $   15,608 $     -- $     -- $       --
   2        34,440  1,200,000  1,200,000  1,200,000   27,264   29,894     32,631    4,831    7,460     10,197
   3        52,962  1,200,000  1,200,000  1,200,000   40,256   45,503     51,184   17,822   23,069     28,750
   4        72,410  1,200,000  1,200,000  1,200,000   52,792   61,536     71,390   30,358   39,102     48,956
   5        92,831  1,200,000  1,200,000  1,200,000   64,843   77,974     93,378   42,410   55,540     70,944

   6       114,272  1,200,000  1,200,000  1,200,000   76,371   94,787    117,285   56,181   74,596     97,094
   7       136,786  1,200,000  1,200,000  1,200,000   87,323  111,929    143,248   69,376   93,982    125,301
   8       160,425  1,200,000  1,200,000  1,200,000   97,627  129,337    171,404   81,923  113,633    155,701
   9       185,246  1,200,000  1,200,000  1,200,000  107,191  146,923    201,892   93,730  133,463    188,432
  10       211,309  1,200,000  1,200,000  1,200,000  115,912  164,589    234,863  104,695  153,372    223,646

  15       362,520  1,200,000  1,200,000  1,200,000  146,683  254,760    449,721  146,683  254,760    449,721
  20       555,508  1,200,000  1,200,000  1,200,000  126,786  320,580    771,341  126,786  320,580    771,341
  25       801,815         --  1,200,000  1,365,098       --  295,618  1,300,094       --  295,618  1,300,094
  30     1,116,173         --         --  2,264,291       --       --  2,156,467       --       --  2,156,467
  35     1,517,381         --         --  3,620,372       --       --  3,447,973       --       --  3,447,973

  40     2,029,436         --         --  5,527,661       --       --  5,472,931       --       --  5,472,931
  45     2,682,963         --         --  8,925,563       --       --  8,925,563       --       --  8,925,563
------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  59

ILLUSTRATION                                                                                    FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO              ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 14,152 $ 15,046 $    15,941 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   27,945   30,616      33,395    7,342   10,013      12,793
   3        52,962  1,200,000  1,200,000   1,200,000   41,365   46,710      52,495   20,763   26,107      31,892
   4        72,410  1,200,000  1,200,000   1,200,000   54,400   63,327      73,382   33,797   42,725      52,780
   5        92,831  1,200,000  1,200,000   1,200,000   67,029   80,465      96,213   46,427   59,862      75,611

   6       114,272  1,200,000  1,200,000   1,200,000   79,228   98,109     121,152   60,686   79,567     102,610
   7       136,786  1,200,000  1,200,000   1,200,000   90,964  116,243     148,373   74,482   99,762     131,892
   8       160,425  1,200,000  1,200,000   1,200,000  102,207  134,851     178,078   87,787  120,430     163,657
   9       185,246  1,200,000  1,200,000   1,200,000  112,907  153,895     210,468  100,546  141,534     198,107
  10       211,309  1,200,000  1,200,000   1,200,000  123,027  173,354     245,788  112,726  163,054     235,487

  15       362,520  1,200,000  1,200,000   1,200,000  171,697  287,206     493,102  171,697  287,206     493,102
  20       555,508  1,200,000  1,200,000   1,200,000  200,377  414,723     894,999  200,377  414,723     894,999
  25       801,815  1,200,000  1,200,000   1,646,899  193,597  551,094   1,568,475  193,597  551,094   1,568,475
  30     1,116,173  1,200,000  1,200,000   2,800,387   97,175  676,746   2,667,035   97,175  676,746   2,667,035
  35     1,517,381             1,200,000   4,650,584           770,931   4,429,128           770,931   4,429,128

  40     2,029,436             1,200,000   7,369,554           816,499   7,296,588           816,499   7,296,588
  45     2,682,963             1,200,000  12,112,275           752,869  12,112,275           752,869  12,112,275
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                                    FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO              ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 13,867 $ 14,752 $    15,637 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   27,380   30,015      32,758    6,778    9,413      12,156
   3        52,962  1,200,000  1,200,000   1,200,000   40,527   45,791      51,490   19,925   25,188      30,887
   4        72,410  1,200,000  1,200,000   1,200,000   53,293   62,077      71,973   32,690   41,474      51,371
   5        92,831  1,200,000  1,200,000   1,200,000   65,659   78,869      94,359   45,056   58,266      73,756

   6       114,272  1,200,000  1,200,000   1,200,000   77,599   96,154     118,806   59,057   77,612     100,264
   7       136,786  1,200,000  1,200,000   1,200,000   89,079  113,911     145,485   72,597   97,430     129,004
   8       160,425  1,200,000  1,200,000   1,200,000  100,058  132,114     174,579   85,637  117,693     160,158
   9       185,246  1,200,000  1,200,000   1,200,000  110,490  150,728     206,288   98,129  138,366     193,927
  10       211,309  1,200,000  1,200,000   1,200,000  120,327  169,718     240,837  110,026  159,417     230,536

  15       362,520  1,200,000  1,200,000   1,200,000  162,522  273,487     471,725  162,522  273,487     471,725
  20       555,508  1,200,000  1,200,000   1,200,000  174,729  376,396     831,963  174,729  376,396     831,963
  25       801,815  1,200,000  1,200,000   1,495,501  125,151  455,602   1,424,287  125,151  455,602   1,424,287
  30     1,116,173  1,200,000  1,200,000   2,490,700       --  454,982   2,372,095       --  454,982   2,372,095
  35     1,517,381             1,200,000   4,033,816           214,182   3,841,729           214,182   3,841,729

  40     2,029,436                         6,236,735                     6,174,985                     6,174,985
  45     2,682,963                        10,057,513                    10,057,513                    10,057,513
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  61

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


62  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

  -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
       RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York
                  20 Madison Avenue Extension, Albany, NY 12203
                                1 (800) 541-2251
                         riversource.com/life insurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F. Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.




S-6203 M (4/10)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                            (SUCCESSION SELECT - NY)

                RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL - NY)

             RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                (VUL IV ES - NY)





                                 APRIL 30, 2010


ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
            20 Madison Avenue Extension
            P.O. Box 5144

            Albany, NY 12203

            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8
            (previously IDS Life of New York Account 8)

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.


S-6337 H (4/10)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE OF NY..............  P. 3
  Ownership...........................................  p. 3
  State Regulation....................................  p. 3
  Reports.............................................  p. 3
  Rating Agencies.....................................  p. 3
PRINCIPAL UNDERWRITER.................................  P. 3
THE VARIABLE ACCOUNT..................................  P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES............................................  P. 4
  Additional Information on Payment Options for
     Succession Select -- NY, VUL -- NY, V2D -- NY,
     VUL III -- NY, VUL IV -- NY and VUL IV ES -- NY..  p. 4
REVENUES RECEIVED DURING CALENDAR YEAR 2009...........  P. 9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........  P. 9





 2    RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com



A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.




RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2009 was $17,842,976; in 2008 was $22,750,353; and in 2007 was $16,934,492.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    3

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES



ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT -- NY, VUL -- NY, V2D -- NY, VUL III -- NY, VUL IV -- NY AND VUL IV ES -- NY


SUCCESSION SELECT -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 4    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE



                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2010             $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52



VUL -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32

                      10                                             10.06

                      15                                              7.34

                      20                                              6.00

                      25                                              5.22

                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE


                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.81     $4.47     $4.74     $4.45     $4.65     $4.40

55                                               5.20      4.80      5.09      4.74      4.94      4.87

60                                               5.70      5.22      5.51      5.12      5.25      4.98

65                                               6.35      5.77      5.98      5.58      5.54      5.32

70                                               7.14      6.50      6.47      6.12      5.77      5.63

75                                               8.00      7.40      6.87      6.64      5.91      5.85


V2D -- NY AND VUL III -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE


                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.22     $3.89     $4.17     $3.86     $4.08     $3.82

55                                               4.62      4.22      4.53      4.18      4.39      4.11

60                                               5.14      4.66      4.96      4.57      5.71      4.44

65                                               5.81      5.22      5.46      5.05      5.02      4.79

70                                               6.61      5.96      5.96      5.60      5.27      5.12

75                                               7.49      6.89      6.38      6.14      5.42      5.35


VUL IV -- NY/VUL IV ES -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    7

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE



                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2010             $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52



The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 8    RIVERSOURCE OF NEW YORK ACCOUNT 8

REVENUES RECEIVED DURING CALENDAR YEAR 2009



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource of New York Account 8, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Account 8 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Account 8, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        -s- ERNST & YOUNG LLP

Minneapolis, Minnesota

April 23, 2010


 10    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,      CORE EQ,
DEC. 31, 2009                                          SER I       SER II        SER I       SER II        SER I
 ASSETS
Investments, at fair value(1),(2)                    $425,656     $380,823     $412,707     $231,684    $12,272,261
Dividends receivable                                       --           --           --           --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           11           25           32           73          1,776
Receivable for share redemptions                          324          290          320          178          9,376
-------------------------------------------------------------------------------------------------------------------
Total assets                                          425,991      381,138      413,059      231,935     12,283,413
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        324          290          320          178          9,376
    Contract terminations                                  --           --           --           --             --
Payable for investments purchased                          11           25           32           73          1,776
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         335          315          352          251         11,152
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              425,564      380,823      412,599      231,684     12,272,160
Net assets applicable to seed money                        92           --          108           --            101
-------------------------------------------------------------------------------------------------------------------
Total net assets                                     $425,656     $380,823     $412,707     $231,684    $12,272,261
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  20,937       19,041       36,555       21,081        492,466
(2) Investments, at cost                             $497,845     $439,183     $481,810     $270,703    $11,668,208
-------------------------------------------------------------------------------------------------------------------





                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI     AB VPS
                                                       DYN,       FIN SERV,    INTL GRO,      TECH,     GRO & INC,
DEC. 31, 2009 (CONTINUED)                              SER I        SER I       SER II        SER I        CL B
 ASSETS
Investments, at fair value(1),(2)                     $49,757     $499,883    $5,674,094    $226,770    $1,210,339
Dividends receivable                                       --           --            --          --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --          152         3,483          41           763
Receivable for share redemptions                           43          376         4,289         168           926
------------------------------------------------------------------------------------------------------------------
Total assets                                           49,800      500,411     5,681,866     226,979     1,212,028
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         43          376         4,289         168           926
    Contract terminations                                  --           --            --          --            --
Payable for investments purchased                          --          152         3,483          41           763
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          43          528         7,772         209         1,689
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                               49,757      499,760     5,673,988     226,651     1,210,247
Net assets applicable to seed money                        --          123           106         119            92
------------------------------------------------------------------------------------------------------------------
Total net assets                                      $49,757     $499,883    $5,674,094    $226,770    $1,210,339
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   3,497       98,016       221,385      17,193        80,261
(2) Investments, at cost                              $46,161     $501,317    $5,093,810    $197,420    $1,685,522
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    11

STATEMENTS OF ASSETS AND LIABILITIES



                                                       AB VPS        AB VPS        AC VP       AC VP        AC VP
                                                      INTL VAL,   LG CAP GRO,      INTL,       INTL,        VAL,
DEC. 31, 2009 (CONTINUED)                               CL B          CL B         CL I        CL II        CL I
 ASSETS
Investments, at fair value(1),(2)                    $5,929,336     $122,889    $1,155,761    $453,329   $3,924,474
Dividends receivable                                         --           --            --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                              6,080           --            --       2,248           --
Receivable for share redemptions                          4,496           94         1,523         342        7,596
-------------------------------------------------------------------------------------------------------------------
Total assets                                          5,939,912      122,983     1,157,284     455,919    3,932,070
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        4,496           94           896         342        3,042
    Contract terminations                                    --           --           627          --        4,554
Payable for investments purchased                         6,080           --            --       2,248           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        10,576           94         1,523       2,590        7,596
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 5,929,224      122,783     1,155,653     453,329    3,924,378
Net assets applicable to seed money                         112          106           108          --           96
-------------------------------------------------------------------------------------------------------------------
Total net assets                                     $5,929,336     $122,889    $1,155,761    $453,329   $3,924,474
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   407,795        4,971       149,516      58,721      743,272
(2) Investments, at cost                             $6,381,699     $112,728    $1,111,547    $482,670   $5,155,128
-------------------------------------------------------------------------------------------------------------------


                                                        AC VP       CALVERT         COL          CS          CS
                                                        VAL,           VS        HI YIELD,   COMMODITY     U.S. EQ
DEC. 31, 2009 (CONTINUED)                               CL II      SOCIAL BAL     VS CL B      RETURN      FLEX I
 ASSETS
Investments, at fair value(1),(2)                    $1,117,689     $384,346    $  407,205    $673,786   $  443,986
Dividends receivable                                         --           --            --      65,399           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                              1,955           --            --          --           --
Receivable for share redemptions                            852          332           313         529        3,363
-------------------------------------------------------------------------------------------------------------------
Total assets                                          1,120,496      384,678       407,518     739,714      447,349
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          852          291           312         516          343
    Contract terminations                                    --           40             1          13        3,019
Payable for investments purchased                         1,955           --            --      65,399           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,807          331           313      65,928        3,362
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 1,117,689      384,253       407,101     673,691      443,885
Net assets applicable to seed money                          --           94           104          95          102
-------------------------------------------------------------------------------------------------------------------
Total net assets                                     $1,117,689     $384,347    $  407,205    $673,786   $  443,987
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   211,283      250,715        41,765      87,962       35,604
(2) Investments, at cost                             $1,441,000     $444,421    $  385,338    $844,669   $  436,923
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 12    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                      EV VT           EG VA         EG VA       FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,    CONTRAFUND,   GRO & INC,
DEC. 31, 2009 (CONTINUED)                              INC        LG CAP, CL 2      CL 2       SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                   $2,740,100     $  506,713    $1,420,359    $3,622,823   $4,562,130
Dividends receivable                                    10,332             --            --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         1,593          3,195            83         2,637           --
Receivable for share redemptions                         2,076            375         1,094         2,751        3,857
----------------------------------------------------------------------------------------------------------------------
Total assets                                         2,754,101        510,283     1,421,536     3,628,211    4,565,987
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       2,076            375         1,094         2,751        3,506
    Contract terminations                                   --             --            --            --          351
Payable for investments purchased                       11,925          3,195            83         2,637           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       14,001          3,570         1,177         5,388        3,857
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             2,737,397        506,603     1,420,146     3,622,716    4,562,029
Net assets applicable to seed money                      2,703            110           213           107          101
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $2,740,100     $  506,713    $1,420,359    $3,622,823   $4,562,130
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  302,773         29,702       134,123       178,552      414,739
(2) Investments, at cost                            $2,576,041     $  464,613    $1,128,701    $3,824,428   $5,384,203
----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP         FID VIP       FID VIP      FID VIP       FID VIP
                                                    GRO & INC,      MID CAP,      MID CAP,     OVERSEAS,     OVERSEAS,
DEC. 31, 2009 (CONTINUED)                           SERV CL 2        SERV CL      SERV CL 2     SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                   $1,246,112     $8,612,628    $4,121,415    $1,967,930   $  781,516
Dividends receivable                                        --             --            --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         1,208             --         1,210            --          227
Receivable for share redemptions                           949         12,424         3,141         2,952          598
----------------------------------------------------------------------------------------------------------------------
Total assets                                         1,248,269      8,625,052     4,125,766     1,970,882      782,341
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         949          6,594         3,140         1,542          598
    Contract terminations                                   --          5,830            --         1,409           --
Payable for investments purchased                        1,208             --         1,210            --          227
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,157         12,424         4,350         2,951          825
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             1,246,112      8,612,520     4,121,416     1,967,826      781,516
Net assets applicable to seed money                         --            108            --           105           --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,246,112     $8,612,628    $4,121,416    $1,967,931   $  781,516
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  114,322        338,946       164,200       131,283       52,380
(2) Investments, at cost                            $1,523,456     $8,751,276    $4,611,196    $2,307,872   $  938,526
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT          GS VIT
                                              GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP
DEC. 31, 2009 (CONTINUED)                           CL 2             CL 2         SEC, CL 2         INST          EQ, INST
 ASSETS
Investments, at fair value(1),(2)                $2,378,897       $1,877,536      $1,349,841     $7,106,998       $472,382
Dividends receivable                                     --               --              --             --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                   --               --           1,222          4,728          1,905
Receivable for share redemptions                      1,842            2,671           1,030          5,443            360
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,380,739        1,880,207       1,352,093      7,117,169        474,647
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,816            1,436           1,030          5,442            360
    Contract terminations                                26            1,235              --             --             --
Payable for investments purchased                        --               --           1,222          4,728          1,905
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,842            2,671           2,252         10,170          2,265
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                2,378,796        1,877,430       1,349,743      7,106,895        472,278
Net assets applicable to seed money                     101              106              98            104            104
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,378,897       $1,877,536      $1,349,841     $7,106,999       $472,382
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               217,848          147,027          92,582        626,167         53,558
(2) Investments, at cost                         $4,323,905       $2,189,354      $1,568,448     $8,654,298       $599,098
-----------------------------------------------------------------------------------------------------------------------------





                                                  GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               STRUCTD U.S.   ENTERPRISE,      GLOBAL        JANUS,      OVERSEAS,
DEC. 31, 2009 (CONTINUED)                        EQ, INST         SERV       TECH, SERV       SERV          SERV
 ASSETS
Investments, at fair value(1),(2)               $1,896,216      $462,001     $1,102,264    $5,851,322    $5,741,336
Dividends receivable                                    --            --             --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --            --             --         1,989            --
Receivable for share redemptions                     1,864         1,641          4,939         4,426        12,847
-------------------------------------------------------------------------------------------------------------------
Total assets                                     1,898,080       463,642      1,107,203     5,857,737     5,754,183
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,459           363            841         4,426         4,404
    Contract terminations                              405         1,278          4,098            --         8,443
Payable for investments purchased                       --            --             --         1,989            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,864         1,641          4,939         6,415        12,847
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               1,896,119       461,851      1,102,145     5,851,218     5,741,154
Net assets applicable to seed money                     97           150            119           104           182
-------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,896,216      $462,001     $1,102,264    $5,851,322    $5,741,336
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              199,602        15,452        242,256       277,182       127,359
(2) Investments, at cost                        $2,359,047      $435,224     $  987,331    $5,811,500    $5,070,852
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                 MFS               MFS               MFS             OPPEN          OPPEN
                                           INV GRO STOCK,       NEW DIS,          UTILITIES,      GLOBAL SEC   MAIN ST SM CAP
DEC. 31, 2009 (CONTINUED)                      SERV CL           SERV CL           SERV CL         VA, SERV       VA, SERV
 ASSETS
Investments, at fair value(1),(2)            $8,466,204        $1,153,346         $1,094,641       $308,302       $241,580
Dividends receivable                                 --                --                 --             --             --
Accounts receivable from RiverSource
  Life of NY for contract purchase
  payments                                        3,189                83                299          3,211             --
Receivable for share redemptions                  6,411               883                841            210            170
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                  8,475,804         1,154,312          1,095,781        311,723        241,750
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                6,411               883                841            209            170
    Contract terminations                            --                --                 --             --             --
Payable for investments purchased                 3,189                83                299          3,211             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 9,600               966              1,140          3,420            170
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            8,466,097         1,153,218          1,094,541        308,192        241,469
Net assets applicable to seed money                 107               128                100            111            111
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $8,466,204        $1,153,346         $1,094,641       $308,303       $241,580
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           880,063            88,379             48,329         11,731         16,917
(2) Investments, at cost                     $7,079,755        $1,127,201         $1,166,342       $326,405       $232,461
-----------------------------------------------------------------------------------------------------------------------------


                                                OPPEN             PIMCO             PUT VT          PUT VT         PUT VT
                                          GLOBAL STRATEGIC   VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,      INTL EQ,
DEC. 31, 2009 (CONTINUED)                   INC VA, SERV       ADVISOR CL           CL IB            CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)            $7,975,894        $5,193,264         $  206,672       $844,783       $154,840
Dividends receivable                                 --                --                 --             --             --
Accounts receivable from RiverSource
  Life of NY for contract purchase
  payments                                        8,288               693                102             --             --
Receivable for share redemptions                  6,123             3,917                157          4,159            118
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                  7,990,305         5,197,874            206,931        848,942        154,958
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                6,123             3,917                157            651            118
    Contract terminations                            --                --                 --          3,508             --
Payable for investments purchased                 8,288               693                102             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                14,411             4,610                259          4,159            118
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            7,975,804         5,193,171            206,579        844,676        154,737
Net assets applicable to seed money                  90                93                 93            107            103
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $7,975,894        $5,193,264         $  206,672       $844,783       $154,840
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         1,482,508           494,597             16,996        127,997         13,975
(2) Investments, at cost                     $7,786,369        $5,344,117         $  192,771       $872,711       $172,881
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                   PUT VT         PUT VT          ROYCE          DISC           DISC
                                                  NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                           CL IA          CL IB        INVEST CL        AGGR          CONSERV
 ASSETS
Investments, at fair value(1),(2)                $7,224,938      $277,201      $3,819,657     $  327,912      $139,474
Dividends receivable                                     --            --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --            --              --          3,195            --
Receivable for share redemptions                      6,192         1,215           5,846             --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      7,231,130       278,416       3,825,503        331,107       139,474
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    5,527           213           2,925            245           107
    Contract terminations                               665         1,002           2,921             --            --
Payable for investments purchased                        --            --              --             --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     6,192         1,215           5,846            245           107
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                7,224,837       277,093       3,819,533        330,764       139,278
Net assets applicable to seed money                     101           108             124             98            89
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $7,224,938      $277,201      $3,819,657     $  330,862      $139,367
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               416,663        24,042         400,804         37,460        14,165
(2) Investments, at cost                         $9,577,833      $274,375      $3,947,490     $  318,711      $127,846
------------------------------------------------------------------------------------------------------------------------


                                                    DISC           DISC           DISC         VP DAVIS         VP GS
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,      MID CAP
DEC. 31, 2009 (CONTINUED)                            MOD         MOD AGGR      MOD CONSERV       CL 3         VAL, CL 3
 ASSETS
Investments, at fair value(1),(2)                $  566,505      $241,756      $  176,066     $6,552,220      $ 72,623
Dividends receivable                                     --            --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      58            --              --          2,434            16
Receivable for share redemptions                         --            --              --             --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        566,563       241,756         176,066      6,554,654        72,639
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      433           185             135          4,962            53
    Contract terminations                                --            73              71             --            --
Payable for investments purchased                        --            --              --             --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       433           258             206          4,962            53
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  566,036       241,402         175,769      6,549,584        72,479
Net assets applicable to seed money                      94            96              91            108           107
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $  566,130      $241,498      $  175,860     $6,549,692      $ 72,586
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                61,849        26,953          18,618        731,464         7,916
(2) Investments, at cost                         $  535,949      $220,735      $  163,663     $6,061,681      $ 63,848
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                VP PTNRS       RVS VP           RVS VP            RVS VP          RVS VP
                                              SM CAP VAL,       BAL,          CASH MGMT,         DIV BOND,     DIV EQ INC,
DEC. 31, 2009 (CONTINUED)                         CL 3          CL 3             CL 3              CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)             $ 4,522,905    $15,154,290      $6,030,462        $23,313,545    $20,050,441
Dividends receivable                                   --             --               2                 --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                 1,678             --             380             21,399          7,258
Receivable for share redemptions                       --             --              --                 --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    4,524,583     15,154,290       6,030,844         23,334,944     20,057,699
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  3,412         11,626           4,636             17,788         15,386
    Contract terminations                              --            649              --                 --             --
Payable for investments purchased                      --             --              --                 --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   3,412         12,275           4,636             17,788         15,386
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              4,521,061     15,141,918       6,024,138         23,317,071     20,042,209
Net assets applicable to seed money                   110             97           2,070                 85            104
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 4,521,171    $15,142,015      $6,026,208        $23,317,156    $20,042,313
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             368,793      1,233,038       6,030,462          2,166,443      1,778,687
(2) Investments, at cost                      $ 4,358,834    $17,507,873      $6,027,812        $22,527,982    $22,861,017
--------------------------------------------------------------------------------------------------------------------------


                                                 RVS VP        RVS VP           RVS VP            RVS VP          RVS VP
                                                DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION   HI YIELD BOND,     INC OPP,
DEC. 31, 2009 (CONTINUED)                         CL 3          CL 3        PROT SEC, CL 3         CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)             $20,103,006    $ 6,481,987      $6,405,967        $ 3,770,770    $ 4,931,778
Dividends receivable                                   --             --              --                 --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --             --           3,201                900            818
Receivable for share redemptions                       --             --              --                 --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   20,103,006      6,481,987       6,409,168          3,771,670      4,932,596
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 15,426          4,946           4,866              2,904          3,729
    Contract terminations                           1,168            211              --                 --             --
Payable for investments purchased                      --             --              --                 --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  16,594          5,157           4,866              2,904          3,729
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             20,086,310      6,476,745       6,404,222          3,768,655      4,928,766
Net assets applicable to seed money                   102             85              80                111            101
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $20,086,412    $ 6,476,830      $6,404,302        $ 3,768,766    $ 4,928,867
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           1,220,885        563,773         681,256            562,287        460,366
(2) Investments, at cost                      $24,758,962    $ 6,231,329      $6,604,779        $ 3,590,785    $ 4,387,940
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    17

STATEMENTS OF ASSETS AND LIABILITIES



                                                   RVS VP         RVS VP        RVS VP          RVS VP         SEL VP
                                                MID CAP GRO,   MID CAP VAL,    S&P 500,    SHORT DURATION,      GRO,
DEC. 31, 2009 (CONTINUED)                           CL 3           CL 3          CL 3            CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                 $751,922       $255,544     $4,506,080      $4,138,334     $1,538,234
Dividends receivable                                    --             --             --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  2,972             14             70              --             --
Receivable for share redemptions                        --             --             --              --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       754,894        255,558      4,506,150       4,138,334      1,538,234
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     569            194          3,452           3,142          1,174
    Contract terminations                               --             --             --           2,873          3,391
Payable for investments purchased                       --             --             --              --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      569            194          3,452           6,015          4,565
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 754,201        255,252      4,502,597       4,132,241      1,533,562
Net assets applicable to seed money                    124            112            101              78            107
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $754,325       $255,364     $4,502,698      $4,132,319     $1,533,669
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               65,350         28,591        600,303         406,953        264,258
(2) Investments, at cost                          $705,936       $291,204     $4,698,922      $4,141,285     $1,635,876
-----------------------------------------------------------------------------------------------------------------------


                                                   SEL VP         SEL VP        THDL VP        THDL VP          THIRD
                                                 LG CAP VAL,    SM CAP VAL,   EMER MKTS,      INTL OPP,          AVE
DEC. 31, 2009 (CONTINUED)                           CL 3           CL 3          CL 3            CL 3            VAL
 ASSETS
Investments, at fair value(1),(2)                 $ 43,517       $783,808     $5,167,719      $8,522,566     $3,858,448
Dividends receivable                                    --             --             --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --             --            542              --             --
Receivable for share redemptions                        --             --             --              --          7,029
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        43,517        783,808      5,168,261       8,522,566      3,865,477
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      33            599          3,934           6,548          2,980
    Contract terminations                               --            437             --           3,337          4,049
Payable for investments purchased                       --             --             --              --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       33          1,036          3,934           9,885          7,029
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  43,382        782,658      5,164,185       8,512,576      3,858,335
Net assets applicable to seed money                    102            114            142             105            113
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 43,484       $782,772     $5,164,327      $8,512,681     $3,858,448
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                5,234         86,345        339,993         791,603        285,177
(2) Investments, at cost                          $ 36,667       $993,397     $4,741,223      $7,181,410     $5,279,333
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                  VANK LIT        VANK UIF        VANK UIF
                                                  COMSTOCK,        GLOBAL       MID CAP GRO,     WANGER       WANGER
DEC. 31, 2009 (CONTINUED)                           CL II     REAL EST, CL II       CL II         INTL          USA
 ASSETS
Investments, at fair value(1),(2)                $2,351,167      $1,089,849       $136,068     $7,000,494   $6,898,467
Dividends receivable                                     --              --             --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        799           2,587          1,716            456        2,067
Receivable for share redemptions                      1,780             826            104          5,358        5,262
----------------------------------------------------------------------------------------------------------------------
Total assets                                      2,353,746       1,093,262        137,888      7,006,308    6,905,796
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,780             826            104          5,358        5,262
    Contract terminations                                --              --             --             --           --
Payable for investments purchased                       799           2,587          1,716            456        2,067
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,579           3,413          1,820          5,814        7,329
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                2,351,062       1,089,728        135,944      7,000,335    6,898,355
Net assets applicable to seed money                     105             121            124            159          112
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,351,167      $1,089,849       $136,068     $7,000,494   $6,898,467
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               232,789         141,172         14,985        235,866      251,310
(2) Investments, at cost                         $2,478,976      $1,091,154       $150,884     $6,814,210   $6,981,313
----------------------------------------------------------------------------------------------------------------------


                                                                   WF ADV          WF ADV        WF ADV       WF ADV
                                                                  VT INDEX           VT            VT           VT
DEC. 31, 2009 (CONTINUED)                                       ASSET ALLOC       INTL CORE        OPP      SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                                $  221,196       $ 48,551     $  174,634   $  586,831
Dividends receivable                                                     --             --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                                        975            314          2,455           66
Receivable for share redemptions                                        170             37            128          447
----------------------------------------------------------------------------------------------------------------------
Total assets                                                        222,341         48,902        177,217      587,344
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                      170             37            129          447
    Contract terminations                                                --             --             --           --
Payable for investments purchased                                       975            314          2,455           66
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,145            351          2,584          513
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                  221,196         48,551        174,519      586,707
Net assets applicable to seed money                                      --             --            114          124
----------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $  221,196       $ 48,551     $  174,633   $  586,831
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                21,006          9,652         11,634       92,414
(2) Investments, at cost                                         $  260,899       $ 74,224     $  188,868   $  641,190
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    19

STATEMENTS OF OPERATIONS



                                                    INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI
                                                     CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2009                               SER I        SER II        SER I       SER II        SER I
 INVESTMENT INCOME
Dividend income                                        $ 2,394      $   953      $     --     $    --    $  200,013
Variable account expenses                                3,510        2,958         3,506       1,551       100,198
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (1,116)      (2,005)       (3,506)     (1,551)       99,815
-------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                103,417       55,843       120,579      23,770     1,856,682
    Cost of investments sold                           142,884       75,256       165,268      36,586     2,056,573
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (39,467)     (19,413)      (44,689)    (12,816)     (199,891)
Distributions from capital gains                            --           --            --          --            --
Net change in unrealized appreciation or
  depreciation of investments                          112,720       85,725       185,699      77,332     2,819,670
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          73,253       66,312       141,010      64,516     2,619,779
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $72,137      $64,307      $137,504     $62,965    $2,719,594
-------------------------------------------------------------------------------------------------------------------


                                                    INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI     AB VPS
                                                       DYN,       FIN SERV,     INTL GRO,      TECH,     GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SER I        SER I        SER II        SER I        CL B
 INVESTMENT INCOME
Dividend income                                        $    --     $ 13,801    $   67,170     $    --      $ 37,636
Variable account expenses                                  541        3,009        31,785       1,224         9,333
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (541)      10,792        35,385      (1,224)       28,303
-------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 43,640       45,436       242,728      35,129       107,804
    Cost of investments sold                            47,355       55,277       292,381      36,644       174,606
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (3,715)      (9,841)      (49,653)     (1,515)      (66,802)
Distributions from capital gains                            --           --            --          --            --
Net change in unrealized appreciation or
  depreciation of investments                           26,928      115,479     1,212,932      63,681       233,927
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          23,213      105,638     1,163,279      62,166       167,125
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $22,672     $116,430    $1,198,664     $60,942      $195,428
-------------------------------------------------------------------------------------------------------------------


                                                      AB VPS        AB VPS        AC VP        AC VP        AC VP
                                                     INTL VAL,   LG CAP GRO,      INTL,        INTL,        VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL B          CL B         CL I         CL II        CL I
 INVESTMENT INCOME
Dividend income                                     $   56,987      $    --      $ 21,602    $  6,933      $205,861
Variable account expenses                               45,096          779         9,432       3,330        32,348
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         11,891         (779)       12,170       3,603       173,513
-------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              1,107,404       79,810       240,806      62,093       694,459
    Cost of investments sold                         1,434,549       83,986       276,423      84,739     1,072,757
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (327,145)      (4,176)      (35,617)    (22,646)     (378,298)
Distributions from capital gains                            --           --            --          --            --
Net change in unrealized appreciation or
  depreciation of investments                        2,000,918       32,113       325,614     128,499       834,220
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       1,673,773       27,937       289,997     105,853       455,922
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $1,685,664      $27,158      $302,167    $109,456      $629,435
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                      AC VP          CALVERT         COL           CS           CS
                                                       VAL,            VS         HI YIELD,    COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL II        SOCIAL BAL      VS CL B       RETURN       FLEX I
 INVESTMENT INCOME
Dividend income                                      $ 50,679         $ 7,585      $ 35,248      $ 66,137      $ 2,801
Variable account expenses                               8,631           3,728         2,971         4,668        2,545
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        42,048           3,857        32,277        61,469          256
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               126,380         156,573       107,172       151,729      118,120
    Cost of investments sold                          196,781         190,542       110,937       218,626      139,768
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (70,401)        (33,969)       (3,765)      (66,897)     (21,648)
Distributions from capital gains                           --              --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         207,360         124,121        84,133       107,535       90,659
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        136,959          90,152        80,368        40,638       69,011
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $179,007         $94,009      $112,645      $102,107      $69,267
----------------------------------------------------------------------------------------------------------------------


                                                      EV VT           EG VA         EG VA       FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,    CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)                 INC        LG CAP, CL 2     CL 2(1)     SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                      $ 93,910         $ 4,207      $ 46,537   $    37,845     $ 40,808
Variable account expenses                              17,923           2,865        11,041        34,864       37,823
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        75,987           1,342        35,496         2,981        2,985
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               172,393         101,610       348,452     2,871,589      873,164
    Cost of investments sold                          181,513         128,868       316,399     3,891,989    1,208,059
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (9,120)        (27,258)       32,053    (1,020,400)    (334,895)
Distributions from capital gains                           --              --            --           881           --
Net change in unrealized appreciation or
  depreciation of investments                         529,637         124,375       291,658     2,042,620    1,326,677
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        520,517          97,117       323,711     1,023,101      991,782
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $596,504         $98,459      $359,207   $ 1,026,082     $994,767
----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP         FID VIP       FID VIP      FID VIP       FID VIP
                                                    GRO & INC,      MID CAP,      MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV CL 2        SERV CL      SERV CL 2     SERV CL      SERV CL 2
 INVESTMENT INCOME
Dividend income                                      $  9,569      $   44,487    $   16,225      $ 36,664     $ 13,217
Variable account expenses                              10,257          70,721        32,053        16,322        6,004
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (688)        (26,234)      (15,828)       20,342        7,213
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               253,968       1,801,065       684,041       484,575      135,617
    Cost of investments sold                          352,922       2,235,933       942,664       687,350      186,992
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (98,954)       (434,868)     (258,623)     (202,775)     (51,375)
Distributions from capital gains                           --          38,719        18,711         5,835        2,129
Net change in unrealized appreciation or
  depreciation of investments                         376,266       2,989,282     1,422,354       587,491      210,071
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        277,312       2,593,133     1,182,442       390,551      160,825
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $276,624      $2,566,899    $1,166,614      $410,893     $168,038
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    21

STATEMENTS OF OPERATIONS



                                            FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT          GS VIT
                                          GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2             CL 2         SEC, CL 2         INST          EQ, INST
 INVESTMENT INCOME
Dividend income                                $264,963        $  27,011       $ 24,063      $  112,342        $  4,859
Variable account expenses                        18,497           14,740         10,607          55,290           3,671
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 246,466           12,271         13,456          57,052           1,188
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         408,755          338,794        289,785       1,079,728         113,268
    Cost of investments sold                    902,488          474,753        382,463       1,624,223         172,188
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (493,733)        (135,959)       (92,678)       (544,495)        (58,920)
Distributions from capital gains                     --           74,384             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   630,539          472,908        363,688       2,241,755         166,827
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  136,806          411,333        271,010       1,697,260         107,907
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $383,272        $ 423,604       $284,466      $1,754,312        $109,095
-------------------------------------------------------------------------------------------------------------------------


                                               GS VIT         JANUS ASPEN    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                            STRUCTD U.S.      ENTERPRISE,       GLOBAL         JANUS,         OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          EQ, INST           SERV         TECH, SERV        SERV            SERV
 INVESTMENT INCOME
Dividend income                               $  35,392         $     --       $     --      $   17,863      $   18,929
Variable account expenses                        16,009            3,810          6,791          40,744          42,061
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  19,383           (3,810)        (6,791)        (22,881)        (23,132)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         504,727          126,300        134,029         380,324         903,209
    Cost of investments sold                    745,149          144,912        164,460         469,362       1,040,699
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (240,422)         (18,612)       (30,431)        (89,038)       (137,490)
Distributions from capital gains                     --               --             --              --         130,882
Net change in unrealized appreciation or
  depreciation of investments                   547,105          176,737        349,909       1,528,883       2,600,214
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  306,683          158,125        319,478       1,439,845       2,593,606
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 326,066         $154,315       $312,687      $1,416,964      $2,570,474
-------------------------------------------------------------------------------------------------------------------------


                                                 MFS              MFS            MFS            OPPEN           OPPEN
                                           INV GRO STOCK,      NEW DIS,       UTILITIES,     GLOBAL SEC    MAIN ST SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SERV CL          SERV CL        SERV CL        VA, SERV        VA, SERV
 INVESTMENT INCOME
Dividend income                              $    5,829        $      --       $ 37,595        $  3,519        $    984
Variable account expenses                        39,170            8,154          7,805           1,694           1,380
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (33,341)          (8,154)        29,790           1,825            (396)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         336,421          174,236        152,827          44,003          79,443
    Cost of investments sold                    348,160          219,706        193,349          60,347         102,314
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (11,739)         (45,470)       (40,522)        (16,344)        (22,871)
Distributions from capital gains                     --               --             --           3,902              --
Net change in unrealized appreciation or
  depreciation of investments                 1,789,219          493,840        267,989          72,278          69,057
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,777,480          448,370        227,467          59,836          46,186
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,744,139        $ 440,216       $257,257        $ 61,661        $ 45,790
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                             OPPEN GLOBAL        PIMCO             PUT VT           PUT VT         PUT VT
                                            STRATEGIC INC   VIT ALL ASSET,   GLOBAL HLTH CARE,     HI YIELD,      INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           VA, SERV       ADVISOR CL           CL IB             CL IB          CL IB
 INVESTMENT INCOME
Dividend income                               $   14,887       $ 315,868            $22,091         $ 80,399      $      --
Variable account expenses                         60,201          38,985              1,837            6,955          1,052
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (45,314)        276,883             20,254           73,444         (1,052)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          591,157       1,474,721            126,618          185,113         54,239
    Cost of investments sold                     640,217       1,654,111            134,708          225,924         86,904
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (49,060)       (179,390)            (8,090)         (40,811)       (32,665)
Distributions from capital gains                   4,666              --                 --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  1,196,820         716,280             33,807          267,673         60,704
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,152,426         536,890             25,717          226,862         28,039
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,107,112       $ 813,773            $45,971         $300,306      $  26,987
----------------------------------------------------------------------------------------------------------------------------


                                                PUT VT          PUT VT             ROYCE             DISC           DISC
                                               NEW OPP,         VISTA,           MICRO-CAP,      ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL IA            CL IB           INVEST CL           AGGR          CONSERV
 INVESTMENT INCOME
Dividend income                               $   44,122         $    --         $       --           $   --         $   --
Variable account expenses                         58,582           2,085             28,752            1,975            768
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (14,460)         (2,085)           (28,752)          (1,975)          (768)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,164,665          48,556            651,827            7,713         51,546
    Cost of investments sold                   1,860,822          64,243            889,340            8,422         48,968
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (696,157)        (15,687)          (237,513)            (709)         2,578
Distributions from capital gains                      --              --                 --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  2,514,386          94,156          1,722,548           51,030         13,569
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,818,229          78,469          1,485,035           50,321         16,147
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,803,769        $ 76,384         $1,456,283          $48,346        $15,379
----------------------------------------------------------------------------------------------------------------------------


                                                 DISC            DISC               DISC           VP DAVIS         VP GS
                                             ASSET ALLOC,    ASSET ALLOC,       ASSET ALLOC,      NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             MOD           MOD AGGR         MOD CONSERV          CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                  $    --          $   --             $   --       $       --        $    --
Variable account expenses                          3,768           1,462                745           38,343            464
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (3,768)         (1,462)              (745)         (38,343)          (464)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           85,824          29,757              4,890          505,153         70,145
    Cost of investments sold                      98,201          30,170              4,614          573,474         85,067
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (12,377)           (413)               276          (68,321)       (14,922)
Distributions from capital gains                      --              --                 --               --             --
Net change in unrealized appreciation or
  depreciation of investments                     99,012          38,300             12,303        1,531,695         27,227
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    86,635          37,887             12,579        1,463,374         12,305
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 82,867         $36,425            $11,834       $1,425,031       $ 11,841
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    23

STATEMENTS OF OPERATIONS



                                                 VP PTNRS      RVS VP          RVS VP             RVS VP          RVS VP
                                               SM CAP VAL,      BAL,            CASH               DIV         DIV EQ INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3         CL 3         MGMT, CL 3         BOND, CL 3         CL 3
 INVESTMENT INCOME
Dividend income                                  $      --   $       --      $     5,102        $  831,367       $      --
Variable account expenses                           31,300      129,315           68,694           187,464         155,806
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (31,300)    (129,315)         (63,592)          643,903        (155,806)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            453,191    2,720,386        4,856,024         1,947,840       2,450,519
    Cost of investments sold                       532,048    3,646,434        4,854,760         1,957,188       3,373,006
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (78,857)    (926,048)           1,264            (9,348)       (922,487)
Distributions from capital gains                        --           --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                    1,253,121    4,048,531            6,670         1,927,259       5,417,764
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,174,264    3,122,483            7,934         1,917,911       4,495,277
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,142,964   $2,993,168      $   (55,658)       $2,561,814      $4,339,471
--------------------------------------------------------------------------------------------------------------------------


                                                  RVS VP       RVS VP          RVS VP             RVS VP          RVS VP
                                                   DYN         GLOBAL     GLOBAL INFLATION       HI YIELD          INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)             EQ, CL 3    BOND, CL 3    PROT SEC, CL 3       BOND, CL 3      OPP, CL 3
 INVESTMENT INCOME
Dividend income                                 $       --     $106,439        $ 437,467        $  341,963      $  162,976
Variable account expenses                          162,123       53,200           39,309            30,067          29,615
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (162,123)      53,239          398,158           311,896         133,361
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          3,053,467      956,091          251,260           650,165         187,580
    Cost of investments sold                     4,554,023      960,843          261,906           698,649         195,707
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,500,556)      (4,752)         (10,646)          (48,484)         (8,127)
Distributions from capital gains                        --           --              218                --              --
Net change in unrealized appreciation or
  depreciation of investments                    5,483,749      538,917         (122,176)        1,088,328         892,536
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   3,983,193      534,165         (132,604)        1,039,844         884,409
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 3,821,070     $587,404        $ 265,554        $1,351,740      $1,017,770
--------------------------------------------------------------------------------------------------------------------------


                                                  RVS VP       RVS VP          RVS VP             RVS VP           SEL
                                                 MID CAP       MID CAP        S&P 500,       SHORT DURATION,        VP
YEAR ENDED DEC. 31, 2009 (CONTINUED)            GRO, CL 3     VAL, CL 3         CL 3               CL 3         GRO, CL 3
 INVESTMENT INCOME
Dividend income                                   $     --     $     --        $      --          $105,375     $        --
Variable account expenses                            4,500        1,989           34,079            31,872          25,568
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (4,500)      (1,989)         (34,079)           73,503         (25,568)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             81,759       93,179          509,479           817,090       3,647,950
    Cost of investments sold                       109,312      141,263          663,922           829,086       4,886,587
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (27,553)     (48,084)        (154,443)          (11,996)     (1,238,637)
Distributions from capital gains                        --           --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                      249,647      129,521        1,079,995            92,586       1,963,762
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     222,094       81,437          925,552            80,590         725,125
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $217,594     $ 79,448       $  891,473          $154,093     $   699,557
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                   SEL VP          SEL VP          THDL VP       THDL VP       THIRD
                                                   LG CAP          SM CAP           EMER          INTL          AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)              VAL, CL 3      VAL, CL 3       MKTS, CL 3     OPP, CL 3       VAL
 INVESTMENT INCOME
Dividend income                                     $    --      $      --       $   14,516    $  123,082   $       --
Variable account expenses                               479          6,488           36,514        71,219       31,012
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (479)        (6,488)         (21,998)       51,863      (31,012)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              46,010        275,870        1,378,512     1,639,018      794,702
    Cost of investments sold                         44,340        419,018        1,782,274     1,618,485    1,212,770
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         1,670       (143,148)        (403,762)       20,533     (418,068)
Distributions from capital gains                         --             --               --            --      804,528
Net change in unrealized appreciation or
  depreciation of investments                        14,074        396,609        2,593,389     1,806,564      910,787
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       15,744        253,461        2,189,627     1,827,097    1,297,247
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $15,265      $ 246,973       $2,167,629    $1,878,960   $1,266,235
----------------------------------------------------------------------------------------------------------------------


                                                  VANK LIT        VANK UIF        VANK UIF
                                                  COMSTOCK,        GLOBAL       MID CAP GRO,     WANGER       WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II     REAL EST, CL II       CL II         INTL          USA
 INVESTMENT INCOME
Dividend income                                  $   95,646      $     193         $     --    $  232,740   $       --
Variable account expenses                            19,042          8,885            1,125        56,084       51,280
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      76,604         (8,692)          (1,125)      176,656      (51,280)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             873,562        511,298           97,251     1,873,689      836,680
    Cost of investments sold                      1,165,347        685,569          157,154     2,289,411    1,037,160
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (291,785)      (174,271)         (59,903)     (415,722)    (200,480)
Distributions from capital gains                         --             --               --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       716,618        521,866          113,652     2,693,638    2,320,730
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      424,833        347,595           53,749     2,277,916    2,120,250
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $  501,437      $ 338,903         $ 52,624    $2,454,572   $2,068,970
----------------------------------------------------------------------------------------------------------------------


                                                                   WF ADV          WF ADV        WF ADV       WF ADV
                                                                  VT INDEX           VT            VT           VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                            ASSET ALLOC       INTL CORE        OPP      SM CAP GRO
 INVESTMENT INCOME
Dividend income                                                   $  4,632         $  1,483       $    --    $      --
Variable account expenses                                            2,084              442         1,064        3,973
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      2,548            1,041        (1,064)      (3,973)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            101,716           19,880        29,961      166,326
    Cost of investments sold                                       136,019           35,369        46,038      332,164
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                      (34,303)         (15,489)      (16,077)    (165,838)
Distributions from capital gains                                        --               --            --           --
Net change in unrealized appreciation or
  depreciation of investments                                       61,092           19,733        63,192      324,026
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      26,789            4,244        47,115      158,188
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 $ 29,337         $  5,285      $ 46,051    $ 154,215
----------------------------------------------------------------------------------------------------------------------




   (1) For the period Feb. 13, 2009 (commencement of operations) to Dec. 31,
       2009.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    25

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2009                               SER I       SER II        SER I       SER II        SER I
 OPERATIONS
Investment income (loss) -- net                      $ (1,116)    $ (2,005)    $ (3,506)    $ (1,551)   $    99,815
Net realized gain (loss) on sales of investments      (39,467)     (19,413)     (44,689)     (12,816)      (199,891)
Distributions from capital gains                           --           --           --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         112,720       85,725      185,699       77,332      2,819,670
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      72,137       64,307      137,504       62,965      2,719,594
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             43,693       91,370       33,749       41,657      1,019,054
Net transfers(1)                                      (36,476)     (55,429)     (76,512)      17,861       (830,155)
Transfers for policy loans                             (5,449)      (1,940)        (507)      (3,011)       (49,709)
Policy charges                                        (22,167)     (16,067)     (19,234)      (5,779)      (687,434)
Contract terminations:
    Surrender benefits                                (30,121)      (3,579)     (19,053)        (185)      (873,624)
    Death benefits                                         --           --           --           --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (50,520)      14,355      (81,557)      50,543     (1,421,868)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       404,039      302,161      356,760      118,176     10,974,535
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $425,656     $380,823     $412,707     $231,684    $12,272,261
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                814,239      359,132      449,891      126,127      8,084,230
Contract purchase payments                             85,753      107,416       37,658       40,139        711,177
Net transfers(1)                                      (74,804)     (62,390)     (77,850)      17,425       (588,611)
Transfers for policy loans                             (9,034)      (2,216)        (468)      (2,362)       (32,445)
Policy charges                                        (43,509)     (18,597)     (21,556)      (5,418)      (479,799)
Contract terminations:
    Surrender benefits                                (57,934)      (4,991)     (19,016)        (188)      (584,660)
    Death benefits                                         --           --           --           --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      714,711      378,354      368,659      175,723      7,109,892
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                       INVESCO      INVESCO        INVESCO      INVESCO     AB VPS
                                                       VI DYN,   VI FIN SERV,   VI INTL GRO,   VI TECH,   GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    SER I        SER I         SER II        SER I       CL B
 OPERATIONS
Investment income (loss) -- net                       $   (541)    $ 10,792      $   35,385    $ (1,224)  $   28,303
Net realized gain (loss) on sales of investments        (3,715)      (9,841)        (49,653)     (1,515)     (66,802)
Distributions from capital gains                            --           --              --          --           --
Net change in unrealized appreciation or
  depreciation of investments                           26,928      115,479       1,212,932      63,681      233,927
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            22,672      116,430       1,198,664      60,942      195,428
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              11,532       52,645         594,095      16,947      173,076
Net transfers(1)                                       (24,389)     227,672       2,549,143     109,055      (38,131)
Transfers for policy loans                                (491)     (11,035)        (24,184)     (4,178)      (4,054)
Policy charges                                          (3,471)     (17,486)       (149,212)     (7,306)     (53,916)
Contract terminations:
    Surrender benefits                                    (140)     (17,108)       (107,113)     (3,250)     (13,432)
    Death benefits                                          --           --              --          --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (16,959)     234,688       2,862,729     111,268       63,543
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         44,044      148,765       1,612,701      54,560      951,368
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 49,757     $499,883      $5,674,094    $226,770   $1,210,339
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  47,338      330,629       2,637,684      68,740    1,051,093
Contract purchase payments                              11,809      119,645         849,979      16,737      188,060
Net transfers(1)                                       (17,202)     531,675       3,849,789     111,805      (40,221)
Transfers for policy loans                                (476)     (21,151)        (34,498)     (3,718)      (4,902)
Policy charges                                          (3,433)     (37,950)       (213,384)     (7,145)     (57,849)
Contract terminations:
    Surrender benefits                                    (154)     (43,382)       (148,045)     (3,331)     (15,134)
    Death benefits                                          --           --              --          --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        37,882      879,466       6,941,525     183,088    1,121,047
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    27

STATEMENTS OF CHANGES IN NET ASSETS



                                                        AB VPS        AB VPS        AC VP       AC VP       AC VP
                                                       INTL VAL,   LG CAP GRO,      INTL,       INTL,       VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL B          CL B         CL I        CL II       CL I
 OPERATIONS
Investment income (loss) -- net                       $   11,891     $   (779)   $   12,170   $  3,603   $  173,513
Net realized gain (loss) on sales of investments        (327,145)      (4,176)      (35,617)   (22,646)    (378,298)
Distributions from capital gains                              --           --            --         --           --
Net change in unrealized appreciation or
  depreciation of investments                          2,000,918       32,113       325,614    128,499      834,220
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           1,685,664       27,158       302,167    109,456      629,435
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               987,999       14,322        79,123     83,298      341,530
Net transfers(1)                                         303,922       31,665      (126,634)   (39,478)    (399,429)
Transfers for policy loans                               (32,982)      (1,679)      (20,608)       814        1,482
Policy charges                                          (246,345)      (4,931)      (46,325)   (20,272)    (171,902)
Contract terminations:
    Surrender benefits                                  (173,217)      (7,467)      (39,712)   (10,091)    (225,364)
    Death benefits                                            --           --        (2,136)        --       (3,413)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           839,377       31,910      (156,292)    14,271     (457,096)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,404,295       63,821     1,009,886    329,602    3,752,135
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $5,929,336     $122,889    $1,155,761   $453,329   $3,924,474
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,147,661      100,555     1,452,133    287,819    2,985,233
Contract purchase payments                               867,218       21,141       107,794     68,849      273,907
Net transfers(1)                                         485,331       42,653      (168,475)   (32,619)    (313,326)
Transfers for policy loans                               (26,589)      (2,642)      (24,855)       640         (740)
Policy charges                                          (212,892)      (7,153)      (62,099)   (16,613)    (137,616)
Contract terminations:
    Surrender benefits                                  (143,523)     (12,176)      (47,819)    (9,167)    (176,222)
    Death benefits                                            --           --        (3,158)        --       (2,825)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       4,117,206      142,378     1,253,521    298,909    2,628,411
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                          AC VP      CALVERT      COL HI        CS         CS
                                                          VAL,      VS SOCIAL   YIELD, VS   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      CL II        BAL         CL B       RETURN     FLEX I
 OPERATIONS
Investment income (loss) -- net                        $   42,048   $   3,857    $ 32,277    $ 61,469   $    256
Net realized gain (loss) on sales of investments          (70,401)    (33,969)     (3,765)    (66,897)   (21,648)
Distributions from capital gains                               --          --          --          --         --
Net change in unrealized appreciation or depreciation
  of investments                                          207,360     124,121      84,133     107,535     90,659
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              179,007      94,009     112,645     102,107     69,267
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                182,224      52,784      45,476      73,715     34,084
Net transfers(1)                                          (64,278)   (106,837)    100,719     175,748    138,924
Transfers for policy loans                                   (414)      2,782      (4,919)     (8,636)    (1,364)
Policy charges                                            (51,035)    (23,638)    (14,710)    (21,712)   (14,199)
Contract terminations:
    Surrender benefits                                    (22,607)    (34,956)     (8,306)    (35,515)   (14,528)
    Death benefits                                             --          --          --          --         --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             43,890    (109,865)    118,260     183,600    142,917
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           894,792     400,203     176,300     388,079    231,803
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,117,689   $ 384,347    $407,205    $673,786   $443,987
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    836,402     540,034     219,022     526,119    543,121
Contract purchase payments                                173,170      65,268      47,212      96,265     78,549
Net transfers(1)                                          (59,822)   (119,769)    117,677     232,049    284,561
Transfers for policy loans                                   (369)      3,840      (4,623)    (10,795)    (2,727)
Policy charges                                            (48,103)    (29,568)    (14,985)    (28,522)   (31,794)
Contract terminations:
    Surrender benefits                                    (20,747)    (42,225)     (9,696)    (43,764)   (29,922)
    Death benefits                                             --          --          --          --         --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          880,531     417,580     354,607     771,352    841,788
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                       EV VT         EG VA         EG VA       FID VIP       FID VIP
                                                     FLOATING-    FUNDAMENTAL    INTL EQ,    CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)               RATE INC    LG CAP, CL 2     CL 2(2)     SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $   75,987     $  1,342     $   35,496   $     2,981   $    2,985
Net realized gain (loss) on sales of investments        (9,120)     (27,258)        32,053    (1,020,400)    (334,895)
Distributions from capital gains                            --           --             --           881           --
Net change in unrealized appreciation or
  depreciation of investments                          529,637      124,375        291,658     2,042,620    1,326,677
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      596,504       98,459        359,207     1,026,082      994,767
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             325,478       88,050        118,205       693,601      473,712
Net transfers(1)                                       953,973      117,093      1,080,569    (1,903,952)    (644,341)
Transfers for policy loans                             (11,205)      (3,889)        (7,378)      (13,575)     (31,165)
Policy charges                                         (92,859)     (15,368)       (50,794)     (184,516)    (223,270)
Contract terminations:
    Surrender benefits                                 (83,767)      (4,625)       (79,450)     (118,568)    (185,839)
    Death benefits                                          --           --             --            --       (6,277)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,091,620      181,261      1,061,152    (1,527,010)    (617,180)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,051,976      226,993             --     4,123,751    4,184,543
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,740,100     $506,713     $1,420,359   $ 3,622,823   $4,562,130
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,484,244      220,727             --     6,711,554    5,788,809
Contract purchase payments                             356,448       75,879        107,333     1,078,760      628,707
Net transfers(1)                                     1,064,242       89,488      1,112,510    (2,920,395)    (837,254)
Transfers for policy loans                             (12,790)      (2,707)        (6,497)      (17,584)     (37,663)
Policy charges                                        (102,372)     (13,428)       (45,972)     (285,070)    (294,093)
Contract terminations:
    Surrender benefits                                 (89,264)      (3,773)       (66,633)     (175,276)    (231,924)
    Death benefits                                          --           --             --            --       (8,789)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,700,508      366,186      1,100,741     4,391,989    5,007,793
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                        FID VIP      FID VIP       FID VIP      FID VIP     FID VIP
                                                      GRO & INC,     MID CAP,     MID CAP,     OVERSEAS,   OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SERV CL 2     SERV CL      SERV CL 2     SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $     (688)  $   (26,234)  $  (15,828)  $   20,342    $  7,213
Net realized gain (loss) on sales of investments         (98,954)     (434,868)    (258,623)    (202,775)    (51,375)
Distributions from capital gains                              --        38,719       18,711        5,835       2,129
Net change in unrealized appreciation or
  depreciation of investments                            376,266     2,989,282    1,422,354      587,491     210,071
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             276,624     2,566,899    1,166,614      410,893     168,038
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               236,686       678,356      781,787      197,538     162,996
Net transfers(1)                                        (230,053)   (1,244,370)    (644,681)    (302,947)    (95,882)
Transfers for policy loans                                (7,133)      (45,267)     (23,279)       9,186      (2,183)
Policy charges                                           (55,636)     (385,550)    (177,850)     (81,774)    (30,239)
Contract terminations:
    Surrender benefits                                   (26,676)     (418,861)     (84,493)     (99,883)     (5,932)
    Death benefits                                            --        (3,022)          --       (2,380)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (82,812)   (1,418,714)    (148,516)    (280,260)     28,760
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,052,300     7,464,443    3,103,318    1,837,298     584,718
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,246,112   $ 8,612,628   $4,121,416   $1,967,931    $781,516
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,237,306     5,538,647    2,381,854    2,176,141     485,903
Contract purchase payments                               268,553       449,391      538,240      230,155     135,336
Net transfers(1)                                        (240,093)     (827,748)    (439,053)    (348,121)    (71,731)
Transfers for policy loans                                (8,976)      (30,200)     (16,463)      10,288      (1,569)
Policy charges                                           (62,212)     (255,418)    (121,327)     (94,834)    (24,347)
Contract terminations:
    Surrender benefits                                   (30,596)     (267,606)     (59,306)    (111,354)     (4,409)
    Death benefits                                            --        (1,635)          --       (2,254)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,163,982     4,605,431    2,283,945    1,860,021     519,183
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    31

STATEMENTS OF CHANGES IN NET ASSETS



                                             FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL      GS VIT          GS VIT
                                           GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,    MID CAP VAL,   STRUCTD SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 2             CL 2            CL 2           INST          EQ, INST
 OPERATIONS
Investment income (loss) -- net               $  246,466       $   12,271      $   13,456     $   57,052       $  1,188
Net realized gain (loss) on sales of
  investments                                   (493,733)        (135,959)        (92,678)      (544,495)       (58,920)
Distributions from capital gains                      --           74,384              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    630,539          472,908         363,688      2,241,755        166,827
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      383,272          423,604         284,466      1,754,312        109,095
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       381,854          250,637         233,680        910,630         45,792
Net transfers(1)                                (330,830)        (278,685)        (96,803)      (841,140)       (25,099)
Transfers for policy loans                        (9,873)           6,521          (2,937)       (31,345)        (6,677)
Policy charges                                  (115,529)         (87,432)        (55,883)      (286,574)       (17,713)
Contract terminations:
    Surrender benefits                           (66,697)         (39,317)        (32,091)      (271,691)       (20,150)
    Death benefits                                    --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (141,075)        (148,276)         45,966       (520,120)       (23,847)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,136,700        1,602,208       1,019,409      5,872,807        387,134
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $2,378,897       $1,877,536      $1,349,841     $7,106,999       $472,382
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,727,381        1,135,002         996,191      3,997,017        424,504
Contract purchase payments                       335,208          172,737         219,969        586,376         49,651
Net transfers(1)                                (267,532)        (187,730)        (78,241)      (545,275)       (19,793)
Transfers for policy loans                        (7,024)           3,311          (1,985)       (20,930)        (6,361)
Policy charges                                  (100,431)         (59,647)        (51,937)      (183,989)       (19,116)
Contract terminations:
    Surrender benefits                           (58,085)         (24,626)        (28,102)      (167,716)       (19,606)
    Death benefits                                    --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,629,517        1,039,047       1,055,895      3,665,483        409,279
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                              GS VIT STRUCTD   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                 U.S. EQ,      ENTERPRISE,   GLOBAL TECH,      JANUS,      OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               INST            SERV          SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $   19,383      $  (3,810)    $   (6,791)    $  (22,881)   $  (23,132)
Net realized gain (loss) on sales of
  investments                                     (240,422)       (18,612)       (30,431)       (89,038)     (137,490)
Distributions from capital gains                        --             --             --             --       130,882
Net change in unrealized appreciation or
  depreciation of investments                      547,105        176,737        349,909      1,528,883     2,600,214
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        326,066        154,315        312,687      1,416,964     2,570,474
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         254,184         44,210         81,880        833,616       437,921
Net transfers(1)                                  (335,259)       (82,319)       251,756        464,999      (356,766)
Transfers for policy loans                         (34,827)        (9,880)       (12,399)       (31,813)       (9,401)
Policy charges                                     (97,429)       (18,261)       (45,790)      (200,747)     (187,092)
Contract terminations:
    Surrender benefits                            (103,940)       (16,884)       (21,742)      (138,345)     (255,606)
    Death benefits                                      --             --             --             --        (2,484)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (317,271)       (83,134)       253,705        927,710      (373,428)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,887,421        390,820        535,872      3,506,648     3,544,290
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,896,216      $ 462,001     $1,102,264     $5,851,322    $5,741,336
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,797,159        805,063      1,520,520      5,661,867     3,778,998
Contract purchase payments                         373,797         81,916        188,233      1,211,803       362,875
Net transfers(1)                                  (489,724)      (142,312)       480,240        665,812      (330,840)
Transfers for policy loans                         (49,029)       (16,788)       (24,849)       (45,094)      (17,046)
Policy charges                                    (143,288)       (33,620)      (107,329)      (291,728)     (149,812)
Contract terminations:
    Surrender benefits                            (148,383)       (29,666)       (45,663)      (193,867)     (192,217)
    Death benefits                                      --             --             --             --        (2,698)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,340,532        664,593      2,011,152      7,008,793     3,449,260
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                   MFS INV         MFS          MFS      OPPEN GLOBAL     OPPEN MAIN
                                                  GRO STOCK,    NEW DIS,    UTILITIES,      SEC VA,     ST SM CAP VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV CL       SERV CL      SERV CL        SERV            SERV
 OPERATIONS
Investment income (loss) -- net                  $   (33,341)  $   (8,154)  $   29,790     $  1,825        $   (396)
Net realized gain (loss) on sales of
  investments                                        (11,739)     (45,470)     (40,522)     (16,344)        (22,871)
Distributions from capital gains                          --           --           --        3,902              --
Net change in unrealized appreciation or
  depreciation of investments                      1,789,219      493,840      267,989       72,278          69,057
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  1,744,139      440,216      257,257       61,661          45,790
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           680,621       99,027      124,970       40,771          46,534
Net transfers(1)                                   5,268,321       76,749      114,120       66,083          26,025
Transfers for policy loans                           (36,930)     (24,028)     (11,453)       1,601          (3,265)
Policy charges                                      (176,349)     (44,540)     (49,181)      (5,731)         (7,921)
Contract terminations:
    Surrender benefits                              (143,576)     (62,337)     (18,135)      (9,447)         (1,124)
    Death benefits                                    (2,751)          --           --           --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     5,589,336       44,871      160,321       93,277          60,249
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,132,729      668,259      677,063      153,365         135,541
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 8,466,204   $1,153,346   $1,094,641     $308,303        $241,580
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,247,972    1,093,802      394,229      231,407         225,555
Contract purchase payments                         1,108,346      136,651       68,030       52,080          73,376
Net transfers(1)                                   9,414,668      110,411       63,308       71,507          15,489
Transfers for policy loans                           (60,496)     (32,001)      (5,585)       2,147          (4,220)
Policy charges                                      (288,322)     (60,942)     (26,444)      (7,804)        (12,399)
Contract terminations:
    Surrender benefits                              (228,479)     (78,867)      (9,687)     (12,627)         (1,583)
    Death benefits                                    (5,566)          --           --           --              --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  12,188,123    1,169,054      483,851      336,710         296,218
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                      OPPEN GLOBAL      PIMCO VIT      PUT VT       PUT VT     PUT VT
                                                   STRATEGIC INC VA,   ALL ASSET,   GLOBAL HLTH   HI YIELD,   INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      SERV         ADVISOR CL   CARE, CL IB     CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                        $  (45,314)     $  276,883     $ 20,254    $  73,444   $ (1,052)
Net realized gain (loss) on sales of investments          (49,060)       (179,390)      (8,090)     (40,811)   (32,665)
Distributions from capital gains                            4,666              --           --           --         --
Net change in unrealized appreciation or
  depreciation of investments                           1,196,820         716,280       33,807      267,673     60,704
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,107,112         813,773       45,971      300,306     26,987
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                986,000         737,486       42,215       50,946     12,765
Net transfers(1)                                          966,669         139,648      (22,215)     (89,453)    21,215
Transfers for policy loans                                (23,608)        (15,906)      (3,425)      (3,561)     1,601
Policy charges                                           (312,830)       (197,661)     (14,270)     (34,089)    (4,295)
Contract terminations:
    Surrender benefits                                   (202,480)       (133,582)     (10,483)     (24,307)      (561)
    Death benefits                                             --              --           --           --         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,413,751         529,985       (8,178)    (100,464)    30,725
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,455,031       3,849,506      168,879      644,941     97,128
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $7,975,894      $5,193,264     $206,672    $ 844,783   $154,840
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  5,685,819       4,390,178      158,840      567,407     86,531
Contract purchase payments                                969,918         785,324       37,282       36,591     10,958
Net transfers(1)                                          955,444         111,972      (15,800)     (61,511)    16,864
Transfers for policy loans                                (23,413)        (17,171)      (3,190)      (2,361)     1,521
Policy charges                                           (308,343)       (210,559)     (12,556)     (24,590)    (3,771)
Contract terminations:
    Surrender benefits                                   (194,876)       (138,258)      (8,990)     (16,251)      (496)
    Death benefits                                             --              --           --           --         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        7,084,549       4,921,486      155,586      499,285    111,607
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                      PUT VT      PUT VT       ROYCE         DISC           DISC
                                                     NEW OPP,     VISTA,    MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL IA       CL IB     INVEST CL       AGGR          CONSERV
 OPERATIONS
Investment income (loss) -- net                     $  (14,460)  $ (2,085)  $  (28,752)    $ (1,975)      $   (768)
Net realized gain (loss) on sales of investments      (696,157)   (15,687)    (237,513)        (709)         2,578
Distributions from capital gains                            --         --           --           --             --
Net change in unrealized appreciation or
  depreciation of investments                        2,514,386     94,156    1,722,548       51,030         13,569
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,803,769     76,384    1,456,283       48,346         15,379
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             747,490     32,299      292,781       27,868          3,902
Net transfers(1)                                      (576,840)   (38,356)    (363,186)     107,474        119,765
Transfers for policy loans                             (31,399)       (45)     (16,084)          94         (2,097)
Policy charges                                        (441,406)   (13,562)    (168,664)      (2,952)        (4,023)
Contract terminations:
    Surrender benefits                                (552,249)    (4,551)    (192,945)        (287)        (5,041)
    Death benefits                                          --         --           --           --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (854,404)   (24,215)    (448,098)     132,197        112,506
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,275,573    225,032    2,811,472      150,319         11,482
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $7,224,938   $277,201   $3,819,657     $330,862       $139,367
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,663,324    541,795    1,946,984      212,167         13,670
Contract purchase payments                             735,616     72,405      176,497       36,008          4,282
Net transfers(1)                                      (571,009)   (89,520)    (215,329)     136,474        137,626
Transfers for policy loans                             (27,478)       (74)      (9,379)         112         (2,237)
Policy charges                                        (432,170)   (29,931)    (100,486)      (3,916)        (4,411)
Contract terminations:
    Surrender benefits                                (525,607)    (9,506)    (109,605)        (350)        (5,749)
    Death benefits                                          --         --           --           --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,842,676    485,169    1,688,682      380,495        143,181
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                    DISC           DISC           DISC         VP DAVIS        VP GS
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 MOD         MOD AGGR      MOD CONSERV       CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (3,768)      $ (1,462)      $   (745)     $  (38,343)    $   (464)
Net realized gain (loss) on sales of
  investments                                      (12,377)          (413)           276         (68,321)     (14,922)
Distributions from capital gains                        --             --             --              --           --
Net change in unrealized appreciation or
  depreciation of investments                       99,012         38,300         12,303       1,531,695       27,227
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         82,867         36,425         11,834       1,425,031       11,841
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         155,058         55,514          1,448         779,031       15,194
Net transfers(1)                                    84,161        100,950        140,380       2,258,375      (24,224)
Transfers for policy loans                              20        (12,160)            95         (32,969)       1,161
Policy charges                                     (14,945)        (8,519)        (2,826)       (180,895)      (2,192)
Contract terminations:
    Surrender benefits                             (40,860)        (6,133)            --        (134,239)        (394)
    Death benefits                                      --             --             --              --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     183,434        129,652        139,097       2,689,303      (10,455)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    299,829         75,421         24,929       2,435,358       71,200
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $566,130       $241,498       $175,860      $6,549,692     $ 72,586
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             395,198        102,653         31,384       4,123,035      102,461
Contract purchase payments                         199,078         72,699          1,571       1,210,456       21,920
Net transfers(1)                                   102,146        130,298        158,026       3,715,621      (44,956)
Transfers for policy loans                              22        (15,603)           101         (49,894)       1,504
Policy charges                                     (18,674)       (11,227)        (3,325)       (279,622)      (3,164)
Contract terminations:
    Surrender benefits                             (54,143)        (7,501)            --        (199,884)        (735)
    Death benefits                                      --             --             --              --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   623,627        271,319        187,757       8,519,712       77,030
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                    VP PTNRS       RVS VP        RVS VP        RVS VP        RVS VP
                                                  SM CAP VAL,       BAL,       CASH MGMT,    DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3          CL 3          CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (31,300)  $  (129,315)  $   (63,592)  $   643,903   $  (155,806)
Net realized gain (loss) on sales of investments      (78,857)     (926,048)        1,264        (9,348)     (922,487)
Distributions from capital gains                           --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,253,121     4,048,531         6,670     1,927,259     5,417,764
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,142,964     2,993,168       (55,658)    2,561,814     4,339,471
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            672,017     1,538,036     1,107,654     2,600,935     2,624,872
Net transfers(1)                                      150,184    (1,225,095)   (1,994,122)    2,658,214    (1,369,269)
Transfers for policy loans                            (25,931)      (26,842)      (39,473)      (92,183)      (60,672)
Policy charges                                       (155,213)   (1,417,125)     (622,286)   (1,216,761)     (889,702)
Contract terminations:
    Surrender benefits                               (109,591)   (1,179,369)   (1,389,956)   (1,022,519)     (880,893)
    Death benefits                                         --        (8,237)       (3,909)       (2,131)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        531,466    (2,318,632)   (2,942,092)    2,925,555      (575,664)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,846,741    14,467,479     9,023,958    17,829,787    16,278,506
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,521,171   $15,142,015   $ 6,026,208   $23,317,156   $20,042,313
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,548,806    19,230,303     7,983,153    14,554,109    14,275,784
Contract purchase payments                            558,826     1,936,963       981,118     1,980,550     2,244,109
Net transfers(1)                                      120,770    (1,536,244)   (1,771,584)    2,020,878    (1,075,037)
Transfers for policy loans                            (20,459)      (35,877)      (35,017)      (70,724)      (45,859)
Policy charges                                       (128,041)   (1,785,326)     (552,798)     (927,208)     (759,355)
Contract terminations:
    Surrender benefits                                (88,686)   (1,450,819)   (1,232,213)     (770,964)     (725,031)
    Death benefits                                         --       (10,907)       (3,474)       (1,713)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,991,216    16,348,093     5,369,185    16,784,928    13,914,611
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                  RVS VP        RVS VP           RVS VP            RVS VP         RVS VP
                                                 DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION   HI YIELD BOND,    INC OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          CL 3        PROT SEC, CL 3         CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                $  (162,123)   $   53,239       $  398,158        $  311,896     $  133,361
Net realized gain (loss) on sales of
  investments                                   (1,500,556)       (4,752)         (10,646)          (48,484)        (8,127)
Distributions from capital gains                        --            --              218                --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,483,749       538,917         (122,176)        1,088,328        892,536
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,821,070       587,404          265,554         1,351,740      1,017,770
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       2,500,021       712,409          694,427           336,453        568,486
Net transfers(1)                                (1,776,657)      392,764        3,156,860          (139,852)     1,775,731
Transfers for policy loans                         (41,495)      (29,222)         (20,285)              853        (18,436)
Policy charges                                  (1,716,241)     (286,476)        (199,217)         (175,959)      (144,548)
Contract terminations:
    Surrender benefits                          (1,250,248)     (295,801)        (189,980)         (138,977)      (107,086)
    Death benefits                                  (8,417)           --               --                --             --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (2,293,037)      493,674        3,441,805          (117,482)     2,074,147
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 18,558,379     5,395,752        2,696,943         2,534,508      1,836,950
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $20,086,412    $6,476,830       $6,404,302        $3,768,766     $4,928,867
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          36,252,292     3,493,132        2,465,962         2,371,107      2,138,083
Contract purchase payments                       4,857,950       442,776          616,184           255,349        532,594
Net transfers(1)                                (3,462,024)      237,767        2,810,102           (84,691)     1,645,287
Transfers for policy loans                         (70,171)      (18,248)         (18,307)              391        (17,159)
Policy charges                                  (3,330,885)     (177,910)        (176,930)         (130,632)      (135,765)
Contract terminations:
    Surrender benefits                          (2,337,070)     (178,889)        (166,401)          (99,207)       (97,947)
    Death benefits                                 (20,486)           --               --                --             --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                31,889,606     3,798,628        5,530,610         2,312,317      4,065,093
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                   RVS VP         RVS VP        RVS VP          RVS VP          SEL VP
                                                MID CAP GRO,   MID CAP VAL,    S&P 500,    SHORT DURATION,       GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3           CL 3          CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (4,500)      $ (1,989)    $  (34,079)     $   73,503     $   (25,568)
Net realized gain (loss) on sales of
  investments                                      (27,553)       (48,084)      (154,443)        (11,996)     (1,238,637)
Distributions from capital gains                        --             --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      249,647        129,521      1,079,995          92,586       1,963,762
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        217,594         79,448        891,473         154,093         699,557
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          96,361         47,742        540,534         349,356         557,345
Net transfers(1)                                   186,011        (49,606)      (156,179)        872,554      (3,386,557)
Transfers for policy loans                          (7,148)        (3,257)       (16,021)        (14,564)        (10,464)
Policy charges                                     (27,451)       (10,807)      (211,091)       (239,032)       (152,219)
Contract terminations:
    Surrender benefits                             (17,933)        (5,511)      (132,317)       (158,147)        (91,172)
    Death benefits                                      --             --             --              --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     229,840        (21,439)        24,926         810,167      (3,083,067)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    306,891        197,355      3,586,299       3,168,059       3,917,179
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $754,325       $255,364     $4,502,698      $4,132,319     $ 1,533,669
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             384,923        321,815      5,257,159       2,709,723      10,134,848
Contract purchase payments                          95,753         75,346        764,653         290,599       1,387,419
Net transfers(1)                                   153,330        (70,829)      (231,177)        721,066      (7,979,135)
Transfers for policy loans                          (5,652)        (4,545)       (24,597)        (11,959)        (22,450)
Policy charges                                     (26,314)       (16,319)      (299,637)       (199,367)       (374,870)
Contract terminations:
    Surrender benefits                             (17,929)        (7,477)      (180,621)       (130,609)       (223,226)
    Death benefits                                      --             --             --              --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   584,111        297,991      5,285,780       3,379,453       2,922,586
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                      SEL VP        SEL VP       THDL VP      THDL VP        THIRD
                                                   LG CAP VAL,   SM CAP VAL,   EMER MKTS,    INTL OPP,        AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3          CL 3         CL 3          CL 3          VAL
 OPERATIONS
Investment income (loss) -- net                      $   (479)    $  (6,488)   $  (21,998)  $    51,863   $  (31,012)
Net realized gain (loss) on sales of investments        1,670      (143,148)     (403,762)       20,533     (418,068)
Distributions from capital gains                           --            --            --            --      804,528
Net change in unrealized appreciation or
  depreciation of investments                          14,074       396,609     2,593,389     1,806,564      910,787
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      15,265       246,973     2,167,629     1,878,960    1,266,235
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             11,512        96,071       572,578       722,474      349,759
Net transfers(1)                                      (20,029)     (181,324)     (424,467)     (804,021)    (467,836)
Transfers for policy loans                             (2,405)        1,132       (38,718)      (77,908)     (20,175)
Policy charges                                         (3,450)      (34,624)     (181,749)     (516,597)    (153,984)
Contract terminations:
    Surrender benefits                                 (1,345)      (33,009)     (161,644)     (667,271)    (241,922)
    Death benefits                                         --            --            --        (2,646)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (15,717)     (151,754)     (234,000)   (1,345,969)    (534,158)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        43,936       687,553     3,230,698     7,979,690    3,126,371
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 43,484     $ 782,772    $5,164,327   $ 8,512,681   $3,858,448
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 67,375       807,140     2,006,115    13,515,412    2,481,223
Contract purchase payments                             17,781       105,548       283,540     1,177,573      246,631
Net transfers(1)                                      (21,287)     (180,589)     (243,032)   (1,285,311)    (322,739)
Transfers for policy loans                             (3,633)        1,747       (18,561)     (110,772)     (11,644)
Policy charges                                         (5,259)      (37,540)      (89,732)     (842,590)    (107,400)
Contract terminations:
    Surrender benefits                                 (1,753)      (33,222)      (79,577)   (1,041,466)    (160,279)
    Death benefits                                         --            --            --        (5,755)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       53,224       663,084     1,858,753    11,407,091    2,125,792
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                  VANK LIT        VANK UIF         VANK UIF
                                                  COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,      WANGER       WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II           CL II            CL II          INTL          USA
 OPERATIONS
Investment income (loss) -- net                  $   76,604      $   (8,692)       $  (1,125)   $   176,656   $  (51,280)
Net realized gain (loss) on sales of
  investments                                      (291,785)       (174,271)         (59,903)      (415,722)    (200,480)
Distributions from capital gains                         --              --               --             --           --
Net change in unrealized appreciation or
  depreciation of investments                       716,618         521,866          113,652      2,693,638    2,320,730
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   501,437         338,903           52,624      2,454,572    2,068,970
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          411,227         186,098           21,761        941,416      904,784
Net transfers(1)                                   (364,583)       (287,406)         (63,900)    (1,598,234)    (512,939)
Transfers for policy loans                          (17,259)         (7,379)          (1,037)       (38,064)     (33,156)
Policy charges                                      (93,058)        (46,392)          (7,225)      (290,887)    (309,738)
Contract terminations:
    Surrender benefits                              (66,617)        (28,461)            (795)      (257,372)    (237,252)
    Death benefits                                       --              --               --             --       (1,623)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (130,290)       (183,540)         (51,196)    (1,243,141)    (189,924)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,980,020         934,486          134,640      5,789,063    5,019,421
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $2,351,167      $1,089,849        $ 136,068    $ 7,000,494   $6,898,467
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,406,284       1,949,626          235,395      4,995,220    4,307,695
Contract purchase payments                          697,808         373,215           31,989        720,509      717,975
Net transfers(1)                                   (633,895)       (539,572)        (101,719)    (1,211,615)    (380,827)
Transfers for policy loans                          (27,094)        (15,043)          (1,354)       (28,353)     (24,949)
Policy charges                                     (156,438)        (92,531)         (10,739)      (220,738)    (242,986)
Contract terminations:
    Surrender benefits                             (108,342)        (53,287)          (1,106)      (185,807)    (175,761)
    Death benefits                                       --              --               --             --       (1,042)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,178,323       1,622,408          152,466      4,069,216    4,200,105
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                               WF ADV       WF ADV     WF ADV      WF ADV
                                                              VT INDEX        VT         VT          VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                        ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                               $  2,548     $  1,041   $ (1,064)   $  (3,973)
Net realized gain (loss) on sales of investments               (34,303)     (15,489)   (16,077)    (165,838)
Distributions from capital gains                                    --           --         --           --
Net change in unrealized appreciation or depreciation of
  investments                                                   61,092       19,733     63,192      324,026
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    29,337        5,285     46,051      154,215
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      46,707       12,030     23,629       75,960
Net transfers(1)                                               (81,092)     (15,946)    32,115      (23,480)
Transfers for policy loans                                        (121)        (140)      (236)      (3,419)
Policy charges                                                 (22,927)      (3,779)    (5,500)     (20,215)
Contract terminations:
    Surrender benefits                                          (7,257)      (2,453)    (5,393)      (8,451)
    Death benefits                                                  --           --         --           --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (64,690)     (10,288)    44,615       20,395
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                256,549       53,554     83,967      412,221
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $221,196     $ 48,551   $174,633    $ 586,831
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         247,119       50,979     85,054      370,847
Contract purchase payments                                      44,680       12,234     21,064       58,771
Net transfers(1)                                               (75,537)     (15,437)    24,106      (55,108)
Transfers for policy loans                                        (116)        (125)      (102)      (3,500)
Policy charges                                                 (22,402)      (3,784)    (4,789)     (15,385)
Contract terminations:
    Surrender benefits                                          (7,533)      (2,471)    (4,593)      (6,724)
    Death benefits                                                  --           --         --           --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               186,211       41,396    120,740      348,901
-----------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period Feb. 13, 2009 (commencement of operations) to Dec. 31,
       2009.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2008                               SER I       SER II        SER I       SER II        SER I
 OPERATIONS
Investment income (loss) -- net                     $   (6,534)   $  (4,092)   $  (5,732)   $  (1,740)  $   176,439
Net realized gain (loss) on sales of investments       (28,981)      (4,006)         759      (17,213)      300,893
Distributions from capital gains                            --           --       71,309       23,562            --
Net change in unrealized appreciation or
  depreciation of investments                         (354,705)    (233,876)    (441,467)    (117,419)   (5,728,419)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (390,220)    (241,974)    (375,131)    (112,810)   (5,251,087)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              62,444      125,055       52,195       48,749     1,251,173
Net transfers(1)                                      (287,143)    (204,927)    (213,812)     (72,142)   (2,489,115)
Transfers for policy loans                             (14,785)         (91)      (5,758)      (3,777)      (87,263)
Policy charges                                         (27,904)     (20,012)     (21,672)      (6,407)     (747,639)
Contract terminations:
    Surrender benefits                                 (30,254)      (7,714)     (44,568)      (2,264)   (1,099,482)
    Death benefits                                          --           --           --           --        (2,248)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (297,642)    (107,689)    (233,615)     (35,841)   (3,174,574)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,091,901      651,824      965,506      266,827    19,400,196
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  404,039    $ 302,161    $ 356,760    $ 118,176   $10,974,535
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,254,184      440,534      639,054      149,222     9,893,756
Contract purchase payments                              91,864      106,541       44,700       34,677       730,197
Net transfers(1)                                      (424,285)    (164,731)    (176,356)     (49,311)   (1,433,706)
Transfers for policy loans                             (21,306)        (102)      (4,650)      (2,314)      (47,404)
Policy charges                                         (41,148)     (17,469)     (18,932)      (4,716)     (441,126)
Contract terminations:
    Surrender benefits                                 (45,070)      (5,641)     (33,925)      (1,431)     (616,304)
    Death benefits                                          --           --           --           --        (1,183)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       814,239      359,132      449,891      126,127     8,084,230
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI     AB VPS
                                                       DYN,       FIN SERV,    INTL GRO,      TECH,     GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SER I        SER I       SER II        SER I        CL B
 OPERATIONS
Investment income (loss) -- net                      $   (534)    $   5,194   $       77    $   (701)   $   11,153
Net realized gain (loss) on sales of investments       (1,149)       (2,875)      (4,094)     (3,966)      (90,071)
Distributions from capital gains                           --        17,066       29,791          --       231,263
Net change in unrealized appreciation or
  depreciation of investments                         (35,260)     (107,214)    (633,311)    (40,310)     (796,757)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (36,943)      (87,829)    (607,537)    (44,977)     (644,412)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             11,337        15,175      298,649       7,740       261,252
Net transfers(1)                                      (22,599)      198,622    1,670,109      10,984      (189,219)
Transfers for policy loans                                 --          (606)      (6,045)       (827)      (26,065)
Policy charges                                         (2,270)       (4,411)     (43,264)     (2,469)      (53,598)
Contract terminations:
    Surrender benefits                                    (65)       (1,201)     (20,409)     (1,613)      (38,424)
    Death benefits                                         --        (1,961)          --          --            --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (13,597)      205,618    1,899,040      13,815       (46,054)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        94,584        30,976      321,198      85,722     1,641,834
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 44,044     $ 148,765   $1,612,701    $ 54,560    $  951,368
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 52,311        27,670      309,551      59,398     1,066,150
Contract purchase payments                              7,990        24,432      382,349       6,886       210,424
Net transfers(1)                                      (11,230)      291,716    2,040,120       6,899      (127,936)
Transfers for policy loans                                 --        (1,195)      (6,590)       (871)      (19,242)
Policy charges                                         (1,660)       (7,056)     (57,951)     (2,271)      (45,976)
Contract terminations:
    Surrender benefits                                    (73)       (1,520)     (29,795)     (1,301)      (32,327)
    Death benefits                                         --        (3,418)          --          --            --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       47,338       330,629    2,637,684      68,740     1,051,093
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                        AB VPS        AB VPS        AC VP        AC VP        AC VP
                                                      INTL VAL,    LG CAP GRO,      INTL,        INTL,         VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL B          CL B          CL I        CL II         CL I
 OPERATIONS
Investment income (loss) -- net                      $    (2,521)    $   (484)   $       476   $  (1,213)  $    93,362
Net realized gain (loss) on sales of investments         (15,835)      (2,893)       176,231     (10,494)     (519,331)
Distributions from capital gains                         222,917           --        214,933      45,521       752,151
Net change in unrealized appreciation or
  depreciation of investments                         (2,937,994)     (22,099)    (1,407,253)   (300,824)   (1,975,159)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (2,733,433)     (25,476)    (1,015,613)   (267,010)   (1,648,977)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,065,518       19,084        115,219     131,573       455,544
Net transfers(1)                                       1,794,669       46,180       (823,529)    (57,239)   (2,120,160)
Transfers for policy loans                               (30,696)         232         (6,213)     (2,940)      (49,334)
Policy charges                                          (174,213)      (2,756)       (53,515)    (24,537)     (194,946)
Contract terminations:
    Surrender benefits                                   (93,564)        (357)      (129,875)    (12,988)     (370,573)
    Death benefits                                            --           --         (6,390)         --           (39)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,561,714       62,383       (904,303)     33,869    (2,279,508)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,576,014       26,914      2,929,802     562,743     7,680,620
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,404,295     $ 63,821    $ 1,009,886   $ 329,602   $ 3,752,135
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,530,848       25,290      2,303,521     268,352     4,434,314
Contract purchase payments                               637,795       21,872        115,806      79,596       301,437
Net transfers(1)                                       1,158,170       56,749       (781,303)    (35,875)   (1,348,805)
Transfers for policy loans                               (15,311)         364         (6,332)     (1,415)      (35,355)
Policy charges                                          (106,764)      (3,319)       (54,086)    (15,146)     (130,231)
Contract terminations:
    Surrender benefits                                   (57,077)        (401)      (119,723)     (7,693)     (236,096)
    Death benefits                                            --           --         (5,750)         --           (31)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,147,661      100,555      1,452,133     287,819     2,985,233
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 46    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                         AC VP       CALVERT       COL          CS          CS
                                                         VAL,          VS       HI YIELD,   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL II     SOCIAL BAL    VS CL B      RETURN      FLEX I
 OPERATIONS
Investment income (loss) -- net                       $   17,301    $   8,328    $ 15,799   $   2,431   $  (2,669)
Net realized gain (loss) on sales of investments        (115,238)     (14,718)     (4,906)    (32,880)        644
Distributions from capital gains                         156,206        7,470          --      33,405          --
Net change in unrealized appreciation or
  depreciation of investments                           (405,869)    (198,003)    (59,903)   (278,942)   (126,462)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (347,600)    (196,923)    (49,010)   (275,986)   (128,487)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               294,274       63,955      34,512      45,532      35,874
Net transfers(1)                                        (342,620)     (75,824)     91,863     635,998     (57,954)
Transfers for policy loans                                (4,786)      (6,808)       (734)     (3,888)        (26)
Policy charges                                           (58,414)     (25,162)     (8,094)    (20,883)    (11,435)
Contract terminations:
    Surrender benefits                                   (48,110)     (18,718)     (3,979)    (10,276)    (28,076)
    Death benefits                                            --           --          --          --          --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (159,656)     (62,557)    113,568     646,483     (61,617)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,402,048      659,683     111,742      17,582     421,907
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  894,792    $ 400,203    $176,300   $ 388,079   $ 231,803
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   950,677      605,858     103,515      15,654     640,728
Contract purchase payments                               230,450       67,143      34,643      45,059      63,727
Net transfers(1)                                        (257,945)     (81,943)     94,206     498,766     (95,112)
Transfers for policy loans                                (3,635)      (5,235)       (720)     (2,980)        (14)
Policy charges                                           (45,685)     (26,790)     (8,299)    (20,226)    (20,754)
Contract terminations:
    Surrender benefits                                   (37,460)     (18,999)     (4,323)    (10,154)    (45,454)
    Death benefits                                            --           --          --          --          --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         836,402      540,034     219,022     526,119     543,121
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                      EV VT           EG VA        FID VIP       FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL   CONTRAFUND,    GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   INC        LG CAP, CL 2    SERV CL 2      SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   42,312      $  1,401     $    13,582   $     8,489   $      978
Net realized gain (loss) on sales of investments       (18,809)      (13,549)       (122,775)      (64,231)     (41,166)
Distributions from capital gains                            --            --          57,156       783,820      179,464
Net change in unrealized appreciation or
  depreciation of investments                         (362,067)      (87,603)     (1,999,684)   (4,109,903)    (929,636)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (338,564)      (99,751)     (2,051,721)   (3,381,825)    (790,360)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             208,559        63,283         931,517       639,133      339,224
Net transfers(1)                                     1,010,571        59,027       4,232,686    (1,398,257)    (387,710)
Transfers for policy loans                              (4,857)       (1,404)         15,934       (20,619)     (12,606)
Policy charges                                         (37,218)      (12,416)       (148,505)     (247,833)     (64,488)
Contract terminations:
    Surrender benefits                                 (22,290)      (22,539)        (64,724)     (547,816)     (44,946)
    Death benefits                                          --            --              --            --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,154,765        85,951       4,966,908    (1,575,392)    (170,526)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        235,775       240,793       1,208,564     9,141,760    2,013,186
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,051,976      $226,993     $ 4,123,751   $ 4,184,543   $1,052,300
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 240,217       155,472       1,117,417     7,297,140    1,363,041
Contract purchase payments                             232,747        49,168       1,107,462       635,120      282,128
Net transfers(1)                                     1,085,153        44,649       4,735,025    (1,352,751)    (306,512)
Transfers for policy loans                              (5,194)       (1,062)         26,018       (26,221)     (10,338)
Policy charges                                         (42,500)       (9,733)       (185,743)     (249,427)     (54,603)
Contract terminations:
    Surrender benefits                                 (26,179)      (17,767)        (88,625)     (515,052)     (36,410)
    Death benefits                                          --            --              --            --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,484,244       220,727       6,711,554     5,788,809    1,237,306
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 48    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                    FID VIP       FID VIP       FID VIP       FID VIP      FTVIPT FRANK
                                                    MID CAP,      MID CAP,     OVERSEAS,     OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV CL      SERV CL 2      SERV CL      SERV CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (61,520)  $   (25,785)  $    41,565   $   12,958      $     4,135
Net realized gain (loss) on sales of investments       75,002       (68,020)       (5,347)     (18,604)        (419,257)
Distributions from capital gains                    1,965,591       635,953       408,269      109,685          960,489
Net change in unrealized appreciation or
  depreciation of investments                      (7,283,132)   (2,443,058)   (2,099,950)    (572,698)      (2,285,814)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (5,304,059)   (1,900,910)   (1,655,463)    (468,659)      (1,740,447)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            896,998     1,028,362       273,938      198,422          557,125
Net transfers(1)                                   (1,771,769)     (231,997)     (795,403)    (265,151)      (1,118,218)
Transfers for policy loans                            (66,235)      (55,878)      (54,055)      (3,852)         (13,382)
Policy charges                                       (407,570)     (174,043)      (95,060)     (32,736)        (146,153)
Contract terminations:
    Surrender benefits                               (713,834)     (109,919)     (191,732)     (18,688)        (158,345)
    Death benefits                                     (3,094)           --            --           --               --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,065,504)      456,525      (862,312)    (122,005)        (878,973)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    14,834,006     4,547,703     4,355,073    1,175,382        4,756,120
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 7,464,443   $ 3,103,318   $ 1,837,298   $  584,718      $ 2,136,700
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,598,420     2,089,066     2,869,475      542,474        2,195,214
Contract purchase payments                            487,705       577,098       233,368      115,924          322,661
Net transfers(1)                                     (906,486)      (95,228)     (648,778)    (139,852)        (611,581)
Transfers for policy loans                            (37,023)      (28,469)      (42,091)      (1,843)          (7,744)
Policy charges                                       (225,845)      (99,598)      (81,271)     (19,441)         (84,444)
Contract terminations:
    Surrender benefits                               (376,551)      (61,015)     (154,562)     (11,359)         (86,725)
    Death benefits                                     (1,573)           --            --           --               --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    5,538,647     2,381,854     2,176,141      485,903        1,727,381
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    49

STATEMENTS OF CHANGES IN NET ASSETS



                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $     4,966     $   27,562     $    10,281      $  (1,488)     $    15,211
Net realized gain (loss) on sales of
  investments                                      (7,866)       (32,540)       (333,741)       (73,558)        (140,399)
Distributions from capital gains                  186,877         55,293          15,699            889           23,378
Net change in unrealized appreciation or
  depreciation of investments                  (1,033,565)      (633,728)     (3,292,284)      (139,684)      (1,171,431)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (849,588)      (583,413)     (3,600,045)      (213,841)      (1,273,241)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        346,554        316,472       1,202,182         57,640          407,417
Net transfers(1)                               (1,054,154)      (107,477)     (1,732,979)      (157,902)      (1,282,805)
Transfers for policy loans                        (29,198)       (19,018)        (70,768)       (12,678)          (2,748)
Policy charges                                    (98,391)       (54,612)       (309,379)       (17,575)        (116,064)
Contract terminations:
    Surrender benefits                           (161,595)       (11,358)       (502,706)       (16,838)        (129,076)
    Death benefits                                     --             --          (2,848)            --               --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (996,784)       124,007      (1,416,498)      (147,353)      (1,123,276)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 3,448,580      1,478,815      10,889,350        748,328        4,283,938
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 1,602,208     $1,019,409     $ 5,872,807      $ 387,134      $ 1,887,421
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,621,694        900,701       4,623,406        536,547        3,963,698
Contract purchase payments                        188,162        232,093         605,089         49,337          455,848
Net transfers(1)                                 (526,489)       (71,870)       (794,045)      (120,653)      (1,347,170)
Transfers for policy loans                        (14,085)       (13,753)        (32,447)       (11,106)          (2,725)
Policy charges                                    (53,305)       (41,016)       (157,364)       (15,218)        (131,539)
Contract terminations:
    Surrender benefits                            (80,975)        (9,964)       (246,259)       (14,403)        (140,953)
    Death benefits                                     --             --          (1,363)            --               --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,135,002        996,191       3,997,017        424,504        2,797,159
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                              JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN         MFS
                                              ENTERPRISE,      GLOBAL        JANUS,      OVERSEAS,    INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV       TECH, SERV       SERV          SERV          SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (4,988)    $   (6,674)  $    (4,737)  $    12,368     $  (10,050)
Net realized gain (loss) on sales of
  investments                                     28,014         (5,171)      (14,207)      233,067          4,320
Distributions from capital gains                  34,749             --            --       996,674         82,244
Net change in unrealized appreciation or
  depreciation of investments                   (375,661)      (439,825)   (1,505,030)   (5,335,697)      (801,851)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (317,886)      (451,670)   (1,523,974)   (4,093,588)      (725,337)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        52,305        118,970       719,687       624,156        188,303
Net transfers(1)                                  13,406        (79,537)    3,682,196      (760,593)      (309,894)
Transfers for policy loans                        (5,369)       (22,195)      (11,054)       (9,492)        (9,900)
Policy charges                                   (21,463)       (49,126)     (107,085)     (200,210)       (63,336)
Contract terminations:
    Surrender benefits                           (35,245)       (22,886)      (50,098)     (420,423)       (76,747)
    Death benefits                                (2,099)        (2,301)       (2,286)           --         (2,380)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     1,535        (57,075)    4,231,360      (766,562)      (273,954)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  707,171      1,044,617       799,262     8,404,440      2,132,020
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 390,820     $  535,872   $ 3,506,648   $ 3,544,290     $1,132,729
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           810,504      1,645,732       769,172     4,242,164      2,642,496
Contract purchase payments                        76,049        238,445       889,429       412,785        283,610
Net transfers(1)                                   4,215       (168,329)    4,226,248      (482,327)      (443,367)
Transfers for policy loans                        (6,295)       (44,044)      (11,997)       (3,080)       (17,092)
Policy charges                                   (30,676)      (101,565)     (138,003)     (136,164)       (96,420)
Contract terminations:
    Surrender benefits                           (44,764)       (43,775)      (69,466)     (254,380)      (116,767)
    Death benefits                                (3,970)        (5,944)       (3,516)           --         (4,488)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 805,063      1,520,520     5,661,867     3,778,998      2,247,972
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                     MFS          MFS         OPPEN          OPPEN        OPPEN GLOBAL
                                                  NEW DIS,    UTILITIES,   GLOBAL SEC   MAIN ST SM CAP   STRATEGIC INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL      SERV CL     VA, SERV       VA, SERV         VA, SERV
 OPERATIONS
Investment income (loss) -- net                  $   (9,226)   $   2,989    $    281       $   (782)      $    93,062
Net realized gain (loss) on sales of
  investments                                       (35,090)     (24,394)     (2,526)        (8,965)          (72,697)
Distributions from capital gains                    218,609      129,525       8,856          6,836            31,714
Net change in unrealized appreciation or
  depreciation of investments                      (646,271)    (516,855)    (90,014)       (56,312)       (1,049,996)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (471,978)    (408,735)    (83,403)       (59,223)         (997,917)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          128,026      147,718      26,795         41,627           849,333
Net transfers(1)                                   (252,668)     218,600     105,027         25,150         4,595,933
Transfers for policy loans                           (6,690)      (6,421)     (1,945)         3,278           (21,899)
Policy charges                                      (46,838)     (44,010)     (4,933)        (6,458)         (194,698)
Contract terminations:
    Surrender benefits                              (65,324)     (24,328)     (1,297)           (70)         (101,029)
    Death benefits                                       --       (2,063)         --             --                --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (243,494)     289,496     123,647         63,527         5,127,640
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,383,731      796,302     113,121        131,237         1,325,308
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  668,259    $ 677,063    $153,365       $135,541       $ 5,455,031
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,357,512      285,690     100,931        134,189         1,170,695
Contract purchase payments                          158,009       65,889      31,370         52,370           782,221
Net transfers(1)                                   (283,569)      75,673     108,151         44,131         4,032,059
Transfers for policy loans                           (7,021)      (2,453)     (1,872)         3,256           (19,878)
Policy charges                                      (57,123)     (19,678)     (5,661)        (8,311)         (182,653)
Contract terminations:
    Surrender benefits                              (74,006)      (9,636)     (1,512)           (80)          (96,625)
    Death benefits                                       --       (1,256)         --             --                --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,093,802      394,229     231,407        225,555         5,685,819
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                      PIMCO             PUT VT          PUT VT       PUT VT       PUT VT
                                                 VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,    INTL EQ,     NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               ADVISOR CL           CL IB            CL IB       CL IB        CL IA
 OPERATIONS
Investment income (loss) -- net                    $  196,359          $ (1,048)      $   86,549   $   2,269   $   (55,056)
Net realized gain (loss) on sales of
  investments                                         (60,613)           (1,306)         (59,486)    (21,807)     (604,637)
Distributions from capital gains                       12,756               974               --      29,401            --
Net change in unrealized appreciation or
  depreciation of investments                        (855,208)          (20,674)        (285,382)   (103,630)   (3,700,533)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (706,706)          (22,054)        (258,319)    (93,767)   (4,360,226)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            658,812            29,037           65,042      28,605       957,252
Net transfers(1)                                    3,419,040            85,771         (285,779)    (67,496)   (1,532,701)
Transfers for policy loans                            (15,519)             (910)             176        (647)      (41,942)
Policy charges                                       (113,853)           (7,020)         (30,241)     (5,784)     (483,561)
Contract terminations:
    Surrender benefits                                (70,237)           (3,816)         (31,763)       (685)     (682,970)
    Death benefits                                     (2,789)               --               --          --          (167)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      3,875,454           103,062         (282,565)    (46,007)   (1,784,089)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       680,758            87,871        1,185,825     236,902    12,419,888
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,849,506          $168,879       $  644,941   $  97,128   $ 6,275,573
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                646,966            67,920          764,394     117,229     8,021,951
Contract purchase payments                            671,837            24,838           45,459      17,704       759,952
Net transfers(1)                                    3,286,592            75,924         (199,201)    (43,569)   (1,177,715)
Transfers for policy loans                            (15,163)             (827)             540        (560)      (31,489)
Policy charges                                       (118,888)           (5,997)         (21,445)     (3,693)     (387,915)
Contract terminations:
    Surrender benefits                                (77,930)           (3,018)         (22,340)       (580)     (521,335)
    Death benefits                                     (3,236)               --               --          --          (125)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,390,178           158,840          567,407      86,531     6,663,324
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT       ROYCE          DISC           DISC           DISC
                                                     VISTA,     MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)               CL IB      INVEST CL       AGGR(2)      CONSERV(2)       MOD(2)
 OPERATIONS
Investment income (loss) -- net                    $  (3,242)  $    68,363     $   (707)       $   (61)      $ (1,326)
Net realized gain (loss) on sales of investments       4,465        71,039         (329)           (79)        (5,881)
Distributions from capital gains                          --       472,165           --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       (205,683)   (3,079,200)     (41,829)        (1,941)       (68,456)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (204,460)   (2,467,633)     (42,865)        (2,081)       (75,663)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            42,438       408,774       41,343             75          3,870
Net transfers(1)                                     (54,784)   (1,518,036)     153,424         14,219        378,299
Transfers for policy loans                              (563)      (17,161)          --             --             --
Policy charges                                       (15,729)     (196,313)      (1,518)          (656)        (6,602)
Contract terminations:
    Surrender benefits                               (17,622)     (396,569)         (65)           (75)           (75)
    Death benefits                                        --        (3,937)          --             --             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (46,260)   (1,723,242)     193,184         13,563        375,492
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      475,752     7,002,347           --             --             --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 225,032   $ 2,811,472     $150,319        $11,482       $299,829
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               618,168     2,726,091           --             --             --
Contract purchase payments                            70,088       195,263       42,030             --          4,378
Net transfers(1)                                     (88,598)     (685,708)     172,061         14,400        398,821
Transfers for policy loans                              (635)       (7,967)          --             --             --
Policy charges                                       (26,557)      (94,932)      (1,924)          (730)        (8,001)
Contract terminations:
    Surrender benefits                               (30,671)     (184,049)          --             --             --
    Death benefits                                        --        (1,714)          --             --             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     541,795     1,946,984      212,167         13,670        395,198
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                    DISC ASSET   DISC ASSET     VP DAVIS      VP GS       VP PTNRS
                                                    ALLOC, MOD   ALLOC, MOD   NY VENTURE,    MID CAP       SM CAP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)                AGGR(2)    CONSERV(2)       CL 3      VAL, CL 3    VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (343)     $   (72)   $   (17,001)   $   (226)  $   (20,386)
Net realized gain (loss) on sales of investments       (1,132)      (2,875)        (9,399)       (931)      (21,542)
Distributions from capital gains                           --           --          6,821          63        49,978
Net change in unrealized appreciation or
  depreciation of investments                         (17,279)         100     (1,034,848)    (17,472)   (1,008,481)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (18,754)      (2,847)    (1,054,427)    (18,566)   (1,000,431)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             13,503           75        504,167       9,069       619,158
Net transfers(1)                                       82,767       28,504      2,553,554      75,457     2,192,592
Transfers for policy loans                                 --           --         (8,202)     (1,293)      (17,435)
Policy charges                                         (2,020)        (735)       (73,545)     (1,692)      (96,846)
Contract terminations:
    Surrender benefits                                    (75)         (68)       (36,430)         --       (40,920)
    Death benefits                                         --           --             --          --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         94,175       27,776      2,939,544      81,541     2,656,549
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --           --        550,241       8,225     1,190,623
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 75,421      $24,929    $ 2,435,358    $ 71,200   $ 2,846,741
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --           --        567,153       7,427       722,860
Contract purchase payments                             17,169           --        649,486      12,439       441,189
Net transfers(1)                                       87,923       32,249      3,067,677      86,602     1,500,287
Transfers for policy loans                                 --           --         (9,632)     (1,780)      (12,350)
Policy charges                                         (2,439)        (865)       (98,818)     (2,227)      (70,946)
Contract terminations:
    Surrender benefits                                     --           --        (52,831)         --       (32,234)
    Death benefits                                         --           --             --          --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      102,653       31,384      4,123,035     102,461     2,548,806
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                      RVS VP       RVS VP        RVS VP        RVS VP         RVS VP
                                                       BAL,      CASH MGMT,    DIV BOND,     DIV EQ INC,      DYN EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL 3         CL 3          CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (131,484)  $  112,535   $   (89,978)  $   (174,935)  $   (194,287)
Net realized gain (loss) on sales of investments      (709,598)        (484)     (145,272)      (146,293)      (386,763)
Distributions from capital gains                     1,552,963           --            --      1,978,576      3,278,950
Net change in unrealized appreciation or
  depreciation of investments                       (7,747,910)      (2,342)   (1,196,838)   (12,453,955)   (17,715,929)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (7,036,029)     109,709    (1,432,088)   (10,796,607)   (15,018,029)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,914,583    1,555,302     2,468,001      3,006,890      3,089,013
Net transfers(1)                                    (3,854,299)     802,784     2,881,110        388,451     (5,281,738)
Transfers for policy loans                             (67,914)    (108,584)      (86,713)       (87,846)      (171,256)
Policy charges                                      (1,551,471)    (739,897)     (955,454)      (854,961)    (2,014,856)
Contract terminations:
    Surrender benefits                              (1,484,584)    (533,080)     (724,143)      (825,217)    (1,857,393)
    Death benefits                                     (11,852)          --          (329)       (23,077)        (3,778)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (5,055,537)     976,525     3,582,472      1,604,240     (6,240,008)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     26,559,045    7,937,724    15,679,403     25,470,873     39,816,416
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $14,467,479   $9,023,958   $17,829,787   $ 16,278,506   $ 18,558,379
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              24,520,052    7,117,109    11,883,150     13,178,887     44,581,198
Contract purchase payments                           2,049,020    1,390,196     1,929,312      1,962,041      4,351,178
Net transfers(1)                                    (4,028,041)     703,181     2,126,629        288,285     (7,097,377)
Transfers for policy loans                             (63,637)     (96,089)      (67,805)       (60,213)      (203,738)
Policy charges                                      (1,681,150)    (657,688)     (750,537)      (564,787)    (2,867,016)
Contract terminations:
    Surrender benefits                              (1,549,893)    (473,556)     (566,384)      (514,384)    (2,507,272)
    Death benefits                                     (16,048)          --          (256)       (14,045)        (4,681)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    19,230,303    7,983,153    14,554,109     14,275,784     36,252,292
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                     RVS VP          RVS VP           RVS VP       RVS VP       RVS VP
                                                     GLOBAL     GLOBAL INFLATION     HI YIELD        INC       MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               BOND, CL 3    PROT SEC, CL 3     BOND, CL 3    OPP, CL 3   GRO, CL 3
 OPERATIONS
Investment income (loss) -- net                    $  322,423      $   34,154      $   (22,441)  $  (12,088)  $  (3,841)
Net realized gain (loss) on sales of investments      (29,225)        (25,925)        (129,765)     (37,462)    (17,848)
Distributions from capital gains                        2,369              --               --           --       3,047
Net change in unrealized appreciation or
  depreciation of investments                        (424,306)        (90,322)        (815,542)    (342,604)   (230,836)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (128,739)        (82,093)        (967,748)    (392,154)   (249,478)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            741,357         462,203          486,352      376,616      76,575
Net transfers(1)                                    1,575,041       1,992,701       (1,702,844)   1,559,337     (26,268)
Transfers for policy loans                             (9,730)        (11,781)         (26,232)      (8,165)       (606)
Policy charges                                       (201,719)        (86,111)        (160,233)     (61,917)    (20,502)
Contract terminations:
    Surrender benefits                               (235,782)        (45,336)        (201,433)     (41,652)    (35,966)
    Death benefits                                         --              --           (1,396)          --          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,869,167       2,311,676       (1,605,786)   1,824,219      (6,767)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,655,324         467,360        5,108,042      404,885     563,136
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $5,395,752      $2,696,943      $ 2,534,508   $1,836,950   $ 306,891
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,335,046         424,074        3,543,623      379,185     386,070
Contract purchase payments                            476,162         415,620          365,942      380,689      67,514
Net transfers(1)                                      969,882       1,755,728       (1,244,780)   1,493,612     (20,797)
Transfers for policy loans                             (6,047)        (10,436)         (22,325)      (7,965)       (694)
Policy charges                                       (130,545)        (78,646)        (121,386)     (63,809)    (18,392)
Contract terminations:
    Surrender benefits                               (151,366)        (40,378)        (149,004)     (43,629)    (28,778)
    Death benefits                                         --              --             (963)          --          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,493,132       2,465,962        2,371,107    2,138,083     384,923
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                       RVS VP       RVS VP         RVS VP          SEL VP       SEL VP
                                                      MID CAP      S&P 500,         SHORT           GRO,        LG CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VAL, CL 3       CL 3      DURATION, CL 3       CL 3      VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                      $  (2,190)  $   (47,021)    $  (26,457)    $   (30,339)   $  (155)
Net realized gain (loss) on sales of investments       (27,898)      (23,457)        (9,596)        (55,364)    (1,373)
Distributions from capital gains                        45,754       256,307             --              --        291
Net change in unrealized appreciation or
  depreciation of investments                         (161,081)   (2,651,431)       (84,773)     (2,486,337)    (5,529)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (145,415)   (2,465,602)      (120,826)     (2,572,040)    (6,766)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              55,320       708,364        352,228         904,612      9,546
Net transfers(1)                                        80,947    (1,635,520)      (478,546)      1,760,505     30,281
Transfers for policy loans                                (262)      (31,955)         2,453         (12,259)        --
Policy charges                                         (11,037)     (229,208)      (202,480)       (188,904)    (2,445)
Contract terminations:
    Surrender benefits                                  (8,438)     (542,947)      (199,437)       (165,174)    (1,009)
    Death benefits                                          --            --         (4,760)            (69)        --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         116,530    (1,731,266)      (530,542)      2,298,711     36,373
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        226,240     7,783,167      3,819,427       4,190,508     14,329
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 197,355   $ 3,586,299     $3,168,059     $ 3,917,179    $43,936
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 200,692     7,112,384      3,152,171       5,979,585     13,184
Contract purchase payments                              64,534       793,430        293,461       1,685,568     11,152
Net transfers(1)                                        80,345    (1,780,280)      (399,063)      3,153,170     47,049
Transfers for policy loans                                  46       (32,862)         2,016         (25,678)        --
Policy charges                                         (12,654)     (257,500)      (169,503)       (357,822)    (2,916)
Contract terminations:
    Surrender benefits                                 (11,148)     (578,013)      (165,467)       (299,813)    (1,094)
    Death benefits                                          --            --         (3,892)           (162)        --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       321,815     5,257,159      2,709,723      10,134,848     67,375
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                       SEL VP       THDL VP       THDL VP        THIRD       VANK LIT
                                                       SM CAP         EMER          INTL          AVE        COMSTOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  VAL, CL 3    MKTS, CL 3    OPP, CL 3        VAL          CL II
 OPERATIONS
Investment income (loss) -- net                      $   (9,057)  $    (7,538)  $   177,475   $    (6,431)  $    6,919
Net realized gain (loss) on sales of investments       (124,156)       (8,807)      756,347       (99,662)     (13,512)
Distributions from capital gains                        127,257       682,623            --       865,055       51,848
Net change in unrealized appreciation or
  depreciation of investments                          (471,582)   (3,421,824)   (7,055,399)   (3,674,669)    (823,075)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (477,538)   (2,755,546)   (6,121,577)   (2,915,707)    (777,820)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              162,235       602,511       904,845       484,140      409,632
Net transfers(1)                                       (303,849)    1,526,667    (2,125,010)   (2,323,223)   1,995,532
Transfers for policy loans                               (4,982)      (15,805)      (33,355)      (37,321)      (7,928)
Policy charges                                          (39,371)     (145,576)     (592,233)     (180,972)     (60,328)
Contract terminations:
    Surrender benefits                                  (31,370)      (77,605)     (895,777)     (380,711)     (37,596)
    Death benefits                                           --        (1,672)       (2,767)       (5,791)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (217,337)    1,888,520    (2,744,297)   (2,443,878)   2,299,312
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,382,428     4,097,724    16,845,564     8,485,956      458,528
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  687,553   $ 3,230,698   $ 7,979,690   $ 3,126,371   $1,980,020
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  987,559     1,167,478    16,842,337     3,760,308      501,882
Contract purchase payments                              141,333       246,087     1,146,046       271,243      556,341
Net transfers(1)                                       (252,987)      689,432    (2,607,640)   (1,221,111)   2,499,965
Transfers for policy loans                               (4,735)       (6,177)      (35,256)      (18,243)     (10,075)
Policy charges                                          (35,218)      (59,997)     (753,111)     (101,998)     (85,196)
Contract terminations:
    Surrender benefits                                  (28,812)      (29,673)   (1,073,911)     (206,080)     (56,633)
    Death benefits                                           --        (1,035)       (3,053)       (2,896)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        807,140     2,006,115    13,515,412     2,481,223    3,406,284
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                      VANK UIF     VANK UIF                                   WF ADV
                                                    GLOBAL REAL     MID CAP       WANGER        WANGER       VT INDEX
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 EST, CL II   GRO, CL II       INTL          USA       ASSET ALLOC
 OPERATIONS
Investment income (loss) -- net                      $   13,936    $    (109)  $     3,442   $   (65,786)   $   5,158
Net realized gain (loss) on sales of investments         (6,786)     (32,712)       31,201        (4,591)     (19,156)
Distributions from capital gains                         46,392       55,063     1,116,919       923,474       29,649
Net change in unrealized appreciation or
  depreciation of investments                          (512,850)    (129,935)   (5,666,230)   (4,259,860)    (133,166)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (459,308)    (107,693)   (4,514,668)   (3,406,763)    (117,515)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              180,348       73,392     1,150,805     1,067,461       69,355
Net transfers(1)                                      1,118,762       91,694       203,975    (1,240,152)     (44,580)
Transfers for policy loans                                 (373)        (282)      (47,595)      (54,495)         (83)
Policy charges                                          (28,164)      (9,729)     (299,629)     (328,039)     (23,419)
Contract terminations:
    Surrender benefits                                  (12,917)        (156)     (242,027)     (299,582)     (18,029)
    Death benefits                                           --           --        (1,946)       (3,254)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,257,656      154,919       763,583      (858,061)     (16,756)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         136,138       87,414     9,540,148     9,284,245      390,820
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  934,486    $ 134,640   $ 5,789,063   $ 5,019,421    $ 256,549
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  156,677       80,483     4,437,788     4,762,574      264,460
Contract purchase payments                              284,598       83,121       706,097       671,624       55,547
Net transfers(1)                                      1,577,205       84,794       209,946      (702,797)     (41,004)
Transfers for policy loans                                 (535)        (669)      (25,587)      (32,650)         (64)
Policy charges                                          (45,672)     (12,070)     (185,938)     (207,806)     (18,770)
Contract terminations:
    Surrender benefits                                  (22,647)        (264)     (145,410)     (181,520)     (13,050)
    Death benefits                                           --           --        (1,676)       (1,730)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,949,626      235,395     4,995,220     4,307,695      247,119
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     WF ADV     WF ADV      WF ADV
                                                                       VT         VT          VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                               INTL CORE      OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                     $    958   $  1,406    $  (5,203)
Net realized gain (loss) on sales of investments                      (8,849)   (15,562)     (51,969)
Distributions from capital gains                                      17,610     28,799      162,532
Net change in unrealized appreciation or depreciation of
  investments                                                        (55,344)   (72,903)    (404,705)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (45,625)   (58,260)    (299,345)
----------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                            25,562     28,906      135,318
Net transfers(1)                                                     (22,128)    (3,649)     (93,262)
Transfers for policy loans                                               (34)      (361)      (2,597)
Policy charges                                                        (4,809)    (6,163)     (20,977)
Contract terminations:
    Surrender benefits                                                  (690)    (5,592)      (5,433)
    Death benefits                                                        --         --           --
----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        (2,099)    13,141       13,049
----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      101,278    129,086      698,517
----------------------------------------------------------------------------------------------------
Net assets at end of year                                           $ 53,554   $ 83,967    $ 412,221
----------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                54,070     77,627      364,805
Contract purchase payments                                            16,679     21,453       86,352
Net transfers(1)                                                     (15,973)    (5,371)     (60,138)
Transfers for policy loans                                               (11)      (207)      (1,548)
Policy charges                                                        (3,369)    (4,547)     (14,098)
Contract terminations:
    Surrender benefits                                                  (417)    (3,901)      (4,526)
    Death benefits                                                        --         --           --
----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      50,979     85,054      370,847
----------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    61

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.



The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.



RiverSource Succession Select(R) Variable Life Insurance


RiverSource(R) Variable Second-To-Die Life Insurance*


RiverSource(R) Variable Universal Life


RiverSource(R) Variable Universal Life III*


RiverSource(R) Variable Universal Life IV


RiverSource(R) Variable Universal Life IV - Estate Series



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.



DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series II Shares)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares
                                     (previously AIM V.I. Capital Development Fund, Series I Shares)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
                                     (previously AIM V.I. Capital Development Fund, Series II Shares)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
                                     (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Dyn, Ser I              Invesco V.I. Dynamics Fund, Series I Shares
                                     (previously AIM V.I. Dynamics Fund, Series I Shares)
Invesco VI Fin Serv, Ser I         Invesco V.I. Financial Services Fund, Series I Shares
                                     (previously AIM V.I. Financial Services Fund, Series I Shares)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares(1)
                                     (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
                                     (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)(2)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. VP SRI Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(3)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2(4)
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
--------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE OF NEW YORK ACCOUNT 8

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Serv                               (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately Conservative
VP Davis NY Venture, Cl 3          RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund)
VP GS Mid Cap Val, Cl 3            RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Select Value
                                     Fund)
VP Ptnrs Sm Cap Val, Cl 3          RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund)
RVS VP Bal, Cl 3                   RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)
RVS VP Cash Mgmt, Cl 3             RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3              RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class 3)
RVS VP Div Eq Inc, Cl 3            RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class
                                     3)(5)
RVS VP Dyn Eq, Cl 3                RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Bond, Cl 3           RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3)
RVS VP Global Inflation Prot Sec,  RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
  Cl 3                               Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3         RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3               RVST RiverSource Variable Portfolio - Income Opportunities Fund (Class 3)
RVS VP Mid Cap Gro, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)
RVS VP Mid Cap Val, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3               RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3        RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                     (Class 3)
Sel VP Gro, Cl 3                   RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3            RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3)
Sel VP Sm Cap Val, Cl 3            RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3            RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3)
THDL VP Intl Opp, Cl 3             RVST Threadneedle Variable Portfolio - International Opportunity Fund
                                     (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II    Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc        Wells Fargo Advantage VT Index Asset Allocation Fund
                                     (previously Wells Fargo Advantage VT Asset Allocation Fund)
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------






  (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
      Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    63

  (2) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


  (3) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.


  (4) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.


  (5) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
      Portfolio - Diversified Equity Income Fund (Class 3).



The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the variable life insurance policies.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



          Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



          Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



          Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.



FEDERAL INCOME TAXES


RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.



SUBSEQUENT EVENTS


Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES


RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount depending on the product selected.



 64    RIVERSOURCE OF NEW YORK ACCOUNT 8

4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.



A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.



RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.



Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.



Some products may also charge a death benefit guarantee charge.



Additional information can be found in the applicable product's prospectus.



5. SURRENDER CHARGES


RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life of NY. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life of NY, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    65

7. INVESTMENT TRANSACTIONS


The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:



DIVISION                                                                        PURCHASES
------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                      $   51,781
Invesco VI Cap Appr, Ser II                                                         68,193
Invesco VI Cap Dev, Ser I                                                           35,516
Invesco VI Cap Dev, Ser II                                                          72,763
Invesco VI Core Eq, Ser I                                                          534,630
Invesco VI Dyn, Ser I                                                               26,140
Invesco VI Fin Serv, Ser I                                                         290,916
Invesco VI Intl Gro, Ser II                                                      3,140,842
Invesco VI Tech, Ser I                                                             145,173
AB VPS Gro & Inc, Cl B                                                             199,650
AB VPS Intl Val, Cl B                                                            1,958,672
AB VPS Lg Cap Gro, Cl B                                                            110,941
AC VP Intl, Cl I                                                                    96,684
AC VP Intl, Cl II                                                                   79,967
AC VP Val, Cl I                                                                    410,876
AC VP Val, Cl II                                                                   212,318
Calvert VS Social Bal                                                               50,564
Col Hi Yield, VS Cl B                                                              257,709
CS Commodity Return                                                                396,798
CS U.S. Eq Flex I                                                                  261,292
EV VT Floating-Rate Inc                                                          1,340,000
EG VA Fundamental Lg Cap, Cl 2                                                     284,213
EG VA Intl Eq, Cl 2                                                              1,445,100
Fid VIP Contrafund, Serv Cl 2                                                    1,348,441
Fid VIP Gro & Inc, Serv Cl                                                         258,969
Fid VIP Gro & Inc, Serv Cl 2                                                       170,468
Fid VIP Mid Cap, Serv Cl                                                           394,836
Fid VIP Mid Cap, Serv Cl 2                                                         538,408
Fid VIP Overseas, Serv Cl                                                          230,492
Fid VIP Overseas, Serv Cl 2                                                        173,719
FTVIPT Frank Global Real Est, Cl 2                                                 514,146
FTVIPT Frank Sm Cap Val, Cl 2                                                      277,173
FTVIPT Mutual Shares Sec, Cl 2                                                     349,208
GS VIT Mid Cap Val, Inst                                                           616,660
GS VIT Structd Sm Cap Eq, Inst                                                      90,609
GS VIT Structd U.S. Eq, Inst                                                       206,839
Janus Aspen Enterprise, Serv                                                        39,356
Janus Aspen Global Tech, Serv                                                      380,943
Janus Aspen Janus, Serv                                                          1,285,153
Janus Aspen Overseas, Serv                                                         637,531
MFS Inv Gro Stock, Serv Cl                                                       5,892,416
MFS New Dis, Serv Cl                                                               210,953
MFS Utilities, Serv Cl                                                             342,938
Oppen Global Sec VA, Serv                                                          143,006
Oppen Main St Sm Cap VA, Serv                                                      139,296
Oppen Global Strategic Inc VA, Serv                                              1,964,260
PIMCO VIT All Asset, Advisor Cl                                                  2,281,589
Put VT Global Hlth Care, Cl IB                                                     138,694
Put VT Hi Yield, Cl IB                                                             158,093
Put VT Intl Eq, Cl IB                                                               83,912
Put VT New Opp, Cl IA                                                              295,801
Put VT Vista, Cl IB                                                                 22,256
Royce Micro-Cap, Invest Cl                                                         174,977
Disc Asset Alloc, Aggr                                                             134,864
Disc Asset Alloc, Conserv                                                          163,382
Disc Asset Alloc, Mod                                                              265,622
Disc Asset Alloc, Mod Aggr                                                         158,145
Disc Asset Alloc, Mod Conserv                                                      143,428
VP Davis NY Venture, Cl 3                                                        3,155,928
VP GS Mid Cap Val, Cl 3                                                             59,207
VP Ptnrs Sm Cap Val, Cl 3                                                          951,727
RVS VP Bal, Cl 3                                                                   232,711
RVS VP Cash Mgmt, Cl 3                                                           2,008,919



 66    RIVERSOURCE OF NEW YORK ACCOUNT 8

DIVISION                                                                        PURCHASES
------------------------------------------------------------------------------------------
RVS VP Div Bond, Cl 3                                                           $5,502,131
RVS VP Div Eq Inc, Cl 3                                                          1,715,686
RVS VP Dyn Eq, Cl 3                                                                587,092
RVS VP Global Bond, Cl 3                                                         1,505,010
RVS VP Global Inflation Prot Sec, Cl 3                                           4,092,673
RVS VP Hi Yield Bond, Cl 3                                                         845,099
RVS VP Inc Opp, Cl 3                                                             2,396,600
RVS VP Mid Cap Gro, Cl 3                                                           303,586
RVS VP Mid Cap Val, Cl 3                                                            70,660
RVS VP S&P 500, Cl 3                                                               502,065
RVS VP Short Duration, Cl 3                                                      1,703,961
Sel VP Gro, Cl 3                                                                   538,638
Sel VP Lg Cap Val, Cl 3                                                             29,816
Sel VP Sm Cap Val, Cl 3                                                            118,139
THDL VP Emer Mkts, Cl 3                                                          1,122,117
THDL VP Intl Opp, Cl 3                                                             343,347
Third Ave Val                                                                    1,034,060
VanK LIT Comstock, Cl II                                                           819,876
VanK UIF Global Real Est, Cl II                                                    319,066
VanK UIF Mid Cap Gro, Cl II                                                         44,930
Wanger Intl                                                                        807,204
Wanger USA                                                                         595,476
WF Adv VT Index Asset Alloc                                                         39,574
WF Adv VT Intl Core                                                                 10,633
WF Adv VT Opp                                                                       73,513
WF Adv VT Sm Cap Gro                                                               182,748
------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    67

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2009:



                                             INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                              CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                      SER I            SER II             SER I            SER II             SER I
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.25             $  --             $1.48             $  --             $1.38
0.90%                                            0.60              1.01              1.12              1.32              1.73
----------------------------------------------------------------------------------------------------------------------------------

                                             INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI          AB VPS
                                                DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
SUBACCOUNT                                      SER I             SER I            SER II             SER I             CL B
                                          ----------------------------------------------------------------------------------------
0.45%                                           $  --             $1.69             $1.45             $1.65             $1.25
0.90%                                            1.31              0.57              0.82              1.24              1.08
----------------------------------------------------------------------------------------------------------------------------------

                                               AB VPS            AB VPS             AC VP             AC VP             AC VP
                                              INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                      CL B              CL B              CL I              CL II             CL I
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.55             $1.44             $1.47             $  --             $1.30
0.90%                                            1.44              0.86              0.92              1.52              1.49
----------------------------------------------------------------------------------------------------------------------------------

                                                AC VP            CALVERT             COL               CS                CS
                                                VAL,               VS             HI YIELD,         COMMODITY          U.S. EQ
SUBACCOUNT                                      CL II          SOCIAL BAL          VS CL B           RETURN            FLEX I
                                          ----------------------------------------------------------------------------------------
0.45%                                           $  --             $1.28             $1.38             $1.27             $1.41
0.90%                                            1.27              0.92              1.15              0.87              0.53
----------------------------------------------------------------------------------------------------------------------------------

                                                EV VT             EG VA             EG VA            FID VIP           FID VIP
                                            FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                       INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.36             $1.49             $1.30             $1.47             $1.39
0.90%                                            1.01              1.38              1.29              0.82              0.91
----------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                             GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                          ----------------------------------------------------------------------------------------
0.45%                                           $  --             $1.47             $  --             $1.44             $  --
0.90%                                            1.07              1.87              1.80              1.06              1.51
----------------------------------------------------------------------------------------------------------------------------------

                                            FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                             GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                    EST, CL 2           CL 2            SEC, CL 2           INST            EQ, INST
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.37             $1.45             $1.33             $1.41             $1.44
0.90%                                            1.46              1.81              1.28              1.94              1.15
----------------------------------------------------------------------------------------------------------------------------------

                                               GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            STRUCTD U.S.       ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,
SUBACCOUNT                                    EQ, INST            SERV           TECH, SERV           SERV              SERV
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.32             $1.53             $1.64             $1.42             $1.88
0.90%                                            0.81              0.69              0.55              0.83              1.66
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS               MFS               MFS              OPPEN             OPPEN
                                           INV GRO STOCK,       NEW DIS,         UTILITIES,        GLOBAL SEC      MAIN ST SM CAP
SUBACCOUNT                                     SERV CL           SERV CL           SERV CL          VA, SERV          VA, SERV
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.47             $1.77             $1.37             $1.52             $1.53
0.90%                                            0.69              0.99              2.26              0.92              0.82
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   PUT VT
                                                OPPEN             PIMCO          GLOBAL HLTH         PUT VT            PUT VT
                                          GLOBAL STRATEGIC   VIT ALL ASSET,         CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                  INC VA, SERV       ADVISOR CL           CL IB             CL IB             CL IB
                                          ----------------------------------------------------------------------------------------
0.45%                                           $1.19             $1.26             $1.26             $1.43             $1.42
0.90%                                            1.13              1.06              1.33              1.69              1.39
----------------------------------------------------------------------------------------------------------------------------------





 68    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                       CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.38             $1.46             $1.70             $1.32             $1.20
0.90%                                             1.24              0.57              2.26              0.87              0.97
-----------------------------------------------------------------------------------------------------------------------------------

                                                 DISC              DISC              DISC            VP DAVIS            VP GS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       NY VENTURE,      MID CAP VAL,
SUBACCOUNT                                        MOD            MOD AGGR         MOD CONSERV          CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.27             $1.30             $1.23             $1.46             $1.47
0.90%                                             0.91              0.89              0.94              0.77              0.94
-----------------------------------------------------------------------------------------------------------------------------------

                                               VP PTNRS           RVS VP            RVS VP            RVS VP            RVS VP
                                              SM CAP VAL,          BAL,              CASH               DIV             DIV EQ
SUBACCOUNT                                       CL 3              CL 3           MGMT, CL 3        BOND, CL 3         INC, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.49             $1.31             $1.00             $1.13             $1.40
0.90%                                             1.51              0.93              1.12              1.39              1.44
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                                  DYN             GLOBAL       GLOBAL INFLATION      HI YIELD             INC
SUBACCOUNT                                     EQ, CL 3         BOND, CL 3      PROT SEC, CL 3      BOND, CL 3         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.38             $1.14             $1.08             $1.47             $1.35
0.90%                                             0.63              1.71              1.16              1.63              1.21
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP              SEL
                                                MID CAP           MID CAP          S&P 500,            SHORT              VP
SUBACCOUNT                                     GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3       GRO, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.73             $1.52             $1.37             $1.05             $1.44
0.90%                                             1.29              0.86              0.85              1.22              0.52
-----------------------------------------------------------------------------------------------------------------------------------

                                                SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                                LG CAP            SM CAP             EMER              INTL               AVE
SUBACCOUNT                                     VAL, CL 3         VAL, CL 3        MKTS, CL 3         OPP, CL 3            VAL
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.39             $1.53             $1.94             $1.43             $1.58
0.90%                                             0.82              1.18              2.78              0.75              1.82
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER            WANGER
SUBACCOUNT                                       CL II        REAL EST, CL II        CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.44             $1.65             $1.67             $1.61             $1.52
0.90%                                             0.74              0.67              0.89              1.72              1.64
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV            WF ADV            WF ADV            WF ADV
                                                                 VT INDEX             VT                VT                VT
SUBACCOUNT                                                      ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.45%                                                              $  --             $  --             $1.56             $1.71
0.90%                                                               1.19              1.17              1.45              1.68
-----------------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    69

The following is a summary of units outstanding at Dec. 31, 2009:



                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                            714,711           378,354           368,659           175,723         7,109,892
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            714,711           378,354           368,659           175,723         7,109,892
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           AB VPS
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,         GRO & INC,
SUBACCOUNT                                       SER I             SER I            SER II             SER I             CL B
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                             37,882           879,466         6,941,525           183,088         1,121,047
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             37,882           879,466         6,941,525           183,088         1,121,047
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                       CL B              CL B              CL I              CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                          4,117,206           142,378         1,253,521           298,909         2,628,411
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,117,206           142,378         1,253,521           298,909         2,628,411
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               CS                CS
                                                 VAL,               VS             HI YIELD,         COMMODITY          U.S. EQ
SUBACCOUNT                                       CL II          SOCIAL BAL          VS CL B           RETURN            FLEX I
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                            880,531           417,580           354,607           771,352           841,788
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            880,531           417,580           354,607           771,352           841,788
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                        INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                          2,700,508           366,186         1,100,741         4,391,989         5,007,793
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,700,508           366,186         1,100,741         4,391,989         5,007,793
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                          1,163,982         4,605,431         2,283,945         1,860,021           519,183
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,163,982         4,605,431         2,283,945         1,860,021           519,183
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                           GLOBAL REAL EST,     SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                       CL 2              CL 2            SEC, CL 2           INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                          1,629,517         1,039,047         1,055,895         3,665,483           409,279
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,629,517         1,039,047         1,055,895         3,665,483           409,279
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.       ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,
SUBACCOUNT                                     EQ, INST            SERV           TECH, SERV           SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                          2,340,532           664,593         2,011,152         7,008,793         3,449,260
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,340,532           664,593         2,011,152         7,008,793         3,449,260
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS              OPPEN             OPPEN
                                            INV GRO STOCK,       NEW DIS,         UTILITIES,        GLOBAL SEC      MAIN ST SM CAP
SUBACCOUNT                                      SERV CL           SERV CL           SERV CL          VA, SERV          VA, SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --                --
0.90%                                         12,188,123         1,169,054           483,851           336,710           296,218
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         12,188,123         1,169,054           483,851           336,710           296,218
-----------------------------------------------------------------------------------------------------------------------------------





 70    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                   PUT VT
                                                OPPEN             PIMCO          GLOBAL HLTH         PUT VT            PUT VT
                                          GLOBAL STRATEGIC   VIT ALL ASSET,         CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                  INC VA, SERV       ADVISOR CL           CL IB             CL IB             CL IB
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                         7,084,549         4,921,486           155,586           499,285           111,607
----------------------------------------------------------------------------------------------------------------------------------
Total                                         7,084,549         4,921,486           155,586           499,285           111,607
----------------------------------------------------------------------------------------------------------------------------------

                                               PUT VT            PUT VT             ROYCE             DISC              DISC
                                              NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                      CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                         5,842,676           485,169         1,688,682           380,495           143,181
----------------------------------------------------------------------------------------------------------------------------------
Total                                         5,842,676           485,169         1,688,682           380,495           143,181
----------------------------------------------------------------------------------------------------------------------------------

                                                DISC              DISC              DISC               VP               VP GS
                                            ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,        DAVIS NY        MID CAP VAL,
SUBACCOUNT                                       MOD            MOD AGGR         MOD CONSERV      VENTURE, CL 3         CL 3
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                           623,627           271,319           187,757         8,519,712            77,030
----------------------------------------------------------------------------------------------------------------------------------
Total                                           623,627           271,319           187,757         8,519,712            77,030
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       RVS VP
                                              VP PTNRS           RVS VP            RVS VP            RVS VP            DIV EQ
                                               SM CAP             BAL,           CASH MGMT,         DIV BOND,           INC,
SUBACCOUNT                                    VAL, CL 3           CL 3              CL 3              CL 3              CL 3
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                         2,991,216        16,348,093         5,369,185        16,784,928        13,914,611
----------------------------------------------------------------------------------------------------------------------------------
Total                                         2,991,216        16,348,093         5,369,185        16,784,928        13,914,611
----------------------------------------------------------------------------------------------------------------------------------

                                               RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                                 DYN          GLOBAL BOND,    GLOBAL INFLATION      HI YIELD             INC
SUBACCOUNT                                    EQ, CL 3            CL 3         PROT SEC, CL 3      BOND, CL 3         OPP, CL 3
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                        31,889,606         3,798,628         5,530,610         2,312,317         4,065,093
----------------------------------------------------------------------------------------------------------------------------------
Total                                        31,889,606         3,798,628         5,530,610         2,312,317         4,065,093
----------------------------------------------------------------------------------------------------------------------------------

                                               RVS VP            RVS VP            RVS VP            RVS VP              SEL
                                            MID CAP GRO,      MID CAP VAL,        S&P 500,       SHORT DURATION,         VP
SUBACCOUNT                                      CL 3              CL 3              CL 3              CL 3            GRO, CL 3
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                           584,111           297,991         5,285,780         3,379,453         2,922,586
----------------------------------------------------------------------------------------------------------------------------------
Total                                           584,111           297,991         5,285,780         3,379,453         2,922,586
----------------------------------------------------------------------------------------------------------------------------------

                                               SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                             LG CAP VAL,       SM CAP VAL,       EMER MKTS,         INTL OPP,            AVE
SUBACCOUNT                                      CL 3              CL 3              CL 3              CL 3               VAL
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                            53,224           663,084         1,858,753        11,407,091         2,125,792
----------------------------------------------------------------------------------------------------------------------------------
Total                                            53,224           663,084         1,858,753        11,407,091         2,125,792
----------------------------------------------------------------------------------------------------------------------------------

                                              VANK LIT          VANK UIF          VANK UIF
                                              COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER            WANGER
SUBACCOUNT                                      CL II        REAL EST, CL II        CL II             INTL               USA
                                          ----------------------------------------------------------------------------------------
0.45%                                                --                --                --                --                --
0.90%                                         3,178,323         1,622,408           152,466         4,069,216         4,200,105
----------------------------------------------------------------------------------------------------------------------------------
Total                                         3,178,323         1,622,408           152,466         4,069,216         4,200,105
----------------------------------------------------------------------------------------------------------------------------------

                                                                 WF ADV            WF ADV            WF ADV            WF ADV
                                                                VT INDEX             VT                VT                VT
SUBACCOUNT                                                     ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                          ----------------------------------------------------------------------------------------
0.45%                                                                  --                --                --                --
0.90%                                                             186,211            41,396           120,740           348,901
----------------------------------------------------------------------------------------------------------------------------------
Total                                                             186,211            41,396           120,740           348,901
----------------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    71

The following is a summary of net assets at Dec. 31, 2009:



                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,    VI CAP APPR, SER     VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I              II               SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       93        $       --        $      109        $       --        $       102
0.90%                                            425,563           380,823           412,598           231,684         12,272,159
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  425,656        $  380,823        $  412,707        $  231,684        $12,272,261
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           AB VPS
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,         GRO & INC,
SUBACCOUNT                                       SER I             SER I            SER II             SER I             CL B
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       --        $      123        $      106        $      119        $        92
0.90%                                             49,757           499,760         5,673,988           226,651          1,210,247
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   49,757        $  499,883        $5,674,094        $  226,770        $ 1,210,339
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                       CL B              CL B              CL I              CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      113        $      106        $      108        $       --        $        96
0.90%                                          5,929,223           122,783         1,155,653           453,329          3,924,378
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,929,336        $  122,889        $1,155,761        $  453,329        $ 3,924,474
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               CS                CS
                                                 VAL,               VS             HI YIELD,         COMMODITY          U.S. EQ
SUBACCOUNT                                       CL II          SOCIAL BAL          VS CL B           RETURN            FLEX I
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       --        $       95        $      104        $       95        $       103
0.90%                                          1,117,689           384,252           407,101           673,691            443,884
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,117,689        $  384,347        $  407,205        $  673,786        $   443,987
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                        INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    2,703        $      110        $      213        $      107        $       102
0.90%                                          2,737,397           506,603         1,420,146         3,622,716          4,562,028
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,740,100        $  506,713        $1,420,359        $3,622,823        $ 4,562,130
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       --        $      108        $       --        $      105        $        --
0.90%                                          1,246,112         8,612,520         4,121,416         1,967,826            781,516
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,246,112        $8,612,628        $4,121,416        $1,967,931        $   781,516
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                           GLOBAL REAL EST,     SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                       CL 2              CL 2            SEC, CL 2           INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      102        $      106        $       98        $      104        $       105
0.90%                                          2,378,795         1,877,430         1,349,743         7,106,895            472,277
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,378,897        $1,877,536        $1,349,841        $7,106,999        $   472,382
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.       ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,
SUBACCOUNT                                     EQ, INST            SERV           TECH, SERV           SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       97        $      150        $      120        $      104        $       182
0.90%                                          1,896,119           461,851         1,102,144         5,851,218          5,741,154
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,896,216        $  462,001        $1,102,264        $5,851,322        $ 5,741,336
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS              OPPEN             OPPEN
                                            INV GRO STOCK,       NEW DIS,         UTILITIES,        GLOBAL SEC      MAIN ST SM CAP
SUBACCOUNT                                      SERV CL           SERV CL           SERV CL          VA, SERV          VA, SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      107        $      128        $      100        $      112        $       111
0.90%                                          8,466,097         1,153,218         1,094,541           308,191            241,469
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,466,204        $1,153,346        $1,094,641        $  308,303        $   241,580
-----------------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                    PUT VT
                                             OPPEN GLOBAL          PIMCO          GLOBAL HLTH         PUT VT            PUT VT
                                             STRATEGIC INC    VIT ALL ASSET,         CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                     VA, SERV         ADVISOR CL           CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                         $        90       $        94       $       93        $       108       $       103
0.90%                                           7,975,804         5,193,170          206,579            844,675           154,737
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 7,975,894       $ 5,193,264       $  206,672        $   844,783       $   154,840
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                       CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       101       $       108       $      124        $        98       $        89
0.90%                                           7,224,837           277,093        3,819,533            330,764           139,278
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 7,224,938       $   277,201       $3,819,657        $   330,862       $   139,367
-----------------------------------------------------------------------------------------------------------------------------------

                                                 DISC              DISC              DISC            VP DAVIS        VP GS MID CAP
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       NY VENTURE,          VAL,
SUBACCOUNT                                        MOD            MOD AGGR         MOD CONSERV          CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $        94       $        96       $       91        $       108       $       107
0.90%                                             566,036           241,402          175,769          6,549,584            72,479
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   566,130       $   241,498       $  175,860        $ 6,549,692       $    72,586
-----------------------------------------------------------------------------------------------------------------------------------

                                               VP PTNRS           RVS VP            RVS VP            RVS VP            RVS VP
                                              SM CAP VAL,          BAL,              CASH               DIV           DIV EQ INC,
SUBACCOUNT                                       CL 3              CL 3           MGMT, CL 3        BOND, CL 3           CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       110       $        97       $    2,070        $        85       $       104
0.90%                                           4,521,061        15,141,918        6,024,138         23,317,071        20,042,209
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 4,521,171       $15,142,015       $6,026,208        $23,317,156       $20,042,313
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                                  DYN             GLOBAL       GLOBAL INFLATION      HI YIELD             INC
SUBACCOUNT                                     EQ, CL 3         BOND, CL 3      PROT SEC, CL 3      BOND, CL 3         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       102       $        85       $       81        $       111       $       101
0.90%                                          20,086,310         6,476,745        6,404,221          3,768,655         4,928,766
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $20,086,412       $ 6,476,830       $6,404,302        $ 3,768,766       $ 4,928,867
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP              SEL
                                                MID CAP           MID CAP          S&P 500,       SHORT DURATION,         VP
SUBACCOUNT                                     GRO, CL 3         VAL, CL 3           CL 3              CL 3            GRO, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       124       $       112       $      101        $        78       $       107
0.90%                                             754,201           255,252        4,502,597          4,132,241         1,533,562
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   754,325       $   255,364       $4,502,698        $ 4,132,319       $ 1,533,669
-----------------------------------------------------------------------------------------------------------------------------------

                                                SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                                LG CAP            SM CAP             EMER              INTL               AVE
SUBACCOUNT                                     VAL, CL 3         VAL, CL 3        MKTS, CL 3         OPP, CL 3            VAL
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       102       $       114       $      142        $       105       $       113
0.90%                                              43,382           782,658        5,164,185          8,512,576         3,858,335
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $    43,484       $   782,772       $5,164,327        $ 8,512,681       $ 3,858,448
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER            WANGER
SUBACCOUNT                                       CL II        REAL EST, CL II        CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       105       $       121       $      124        $       160       $       112
0.90%                                           2,351,062         1,089,728          135,944          7,000,334         6,898,355
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 2,351,167       $ 1,089,849       $  136,068        $ 7,000,494       $ 6,898,467
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV            WF ADV            WF ADV            WF ADV
                                                                 VT INDEX             VT                VT                VT
SUBACCOUNT                                                      ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.45%                                                           $        --       $       --        $       114       $       124
0.90%                                                               221,196           48,551            174,519           586,707
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           $   221,196       $   48,551        $   174,633       $   586,831
-----------------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    73

9.  FINANCIAL HIGHLIGHTS



The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense.



                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2009                       715      $1.25  to  $0.60          $426         0.61%      0.45%   to  0.90%   25.94%(7) to   19.99%
2008                       814      $0.50  to  $0.50          $404            --      0.90%   to  0.90%  (43.01%)   to  (43.01%)
2007                     1,254      $0.87  to  $0.87        $1,092            --      0.90%   to  0.90%   11.00%    to   11.00%
2006                     1,077      $0.78  to  $0.78          $845         0.06%      0.90%   to  0.90%    5.35%    to    5.35%
2005                       902      $0.74  to  $0.74          $672         0.07%      0.90%   to  0.90%    7.86%    to    7.86%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2009                       378      $1.01  to  $1.01          $381         0.29%      0.90%   to  0.90%   19.64%    to   19.64%
2008                       359      $0.84  to  $0.84          $302            --      0.90%   to  0.90%  (43.14%)   to  (43.14%)
2007                       441      $1.48  to  $1.48          $652            --      0.90%   to  0.90%   10.73%    to   10.73%
2006                       363      $1.34  to  $1.34          $485            --      0.90%   to  0.90%    5.11%    to    5.11%
2005                       242      $1.27  to  $1.27          $308            --      0.90%   to  0.90%    7.61%    to    7.61%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2009                       369      $1.48  to  $1.12          $413            --      0.45%   to  0.90%   46.96%(7) to   41.10%
2008                       450      $0.79  to  $0.79          $357            --      0.90%   to  0.90%  (47.50%)   to  (47.50%)
2007                       639      $1.51  to  $1.51          $966            --      0.90%   to  0.90%    9.85%    to    9.85%
2006                       598      $1.38  to  $1.38          $823            --      0.90%   to  0.90%   15.48%    to   15.48%
2005                       553      $1.19  to  $1.19          $659            --      0.90%   to  0.90%    8.63%    to    8.63%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2009                       176      $1.32  to  $1.32          $232            --      0.90%   to  0.90%   40.72%    to   40.72%
2008                       126      $0.94  to  $0.94          $118            --      0.90%   to  0.90%  (47.60%)   to  (47.60%)
2007                       149      $1.79  to  $1.79          $267            --      0.90%   to  0.90%    9.55%    to    9.55%
2006                       115      $1.63  to  $1.63          $187            --      0.90%   to  0.90%   15.22%    to   15.22%
2005                        61      $1.42  to  $1.42           $86            --      0.90%   to  0.90%    8.29%    to    8.29%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2009                     7,110      $1.38  to  $1.73       $12,272         1.81%      0.45%   to  0.90%   37.80%(7) to   27.15%
2008                     8,084      $1.36  to  $1.36       $10,975         2.04%      0.90%   to  0.90%  (30.77%)   to  (30.77%)
2007                     9,894      $1.96  to  $1.96       $19,400         1.09%      0.90%   to  0.90%    7.14%    to    7.14%
2006                    10,839      $1.83  to  $1.83       $19,836         0.55%      0.90%   to  0.90%   15.66%    to   15.66%
2005                    12,206      $1.58  to  $1.58       $19,315         1.47%      0.90%   to  0.90%    4.37%    to    4.37%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2009                        38      $1.31  to  $1.31           $50            --      0.90%   to  0.90%   41.17%    to   41.17%
2008                        47      $0.93  to  $0.93           $44            --      0.90%   to  0.90%  (48.54%)   to  (48.54%)
2007                        52      $1.81  to  $1.81           $95            --      0.90%   to  0.90%   11.18%    to   11.18%
2006                        34      $1.63  to  $1.63           $55            --      0.90%   to  0.90%   15.08%    to   15.08%
2005                        26      $1.41  to  $1.41           $36            --      0.90%   to  0.90%    9.73%    to    9.73%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2009                       879      $1.69  to  $0.57          $500         4.14%      0.45%   to  0.90%   64.92%(7) to   26.29%
2008                       331      $0.45  to  $0.45          $149         7.23%      0.90%   to  0.90%  (59.81%)   to  (59.81%)
2007                        28      $1.12  to  $1.12           $31         1.85%      0.90%   to  0.90%  (22.92%)   to  (22.92%)
2006                        17      $1.45  to  $1.45           $25         2.61%      0.90%   to  0.90%   15.40%    to   15.40%
2005                         6      $1.26  to  $1.26            $8         1.63%      0.90%   to  0.90%    4.96%    to    4.96%
------------------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2009                     6,942      $1.45  to  $0.82        $5,674         1.91%      0.45%   to  0.90%   44.73%(7) to   33.70%
2008                     2,638      $0.61  to  $0.61        $1,613         0.90%      0.90%   to  0.90%  (41.08%)   to  (41.08%)
2007                       310      $1.04  to  $1.04          $321         1.20%      0.90%   to  0.90%    3.35%(5) to    3.35%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2009                       183      $1.65  to  $1.24          $227            --      0.45%   to  0.90%   61.95%(7) to   55.99%
2008                        69      $0.79  to  $0.79           $55            --      0.90%   to  0.90%  (45.00%)   to  (45.00%)
2007                        59      $1.44  to  $1.44           $86            --      0.90%   to  0.90%    6.73%    to    6.73%
2006                        54      $1.35  to  $1.35           $73            --      0.90%   to  0.90%    9.49%    to    9.49%
2005                        27      $1.23  to  $1.23           $34            --      0.90%   to  0.90%    1.26%    to    1.26%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2009                     1,121      $1.25  to  $1.08        $1,210         3.63%      0.45%   to  0.90%   23.96%(7) to   19.27%
2008                     1,051      $0.91  to  $0.91          $951         1.79%      0.90%   to  0.90%  (41.23%)   to  (41.23%)
2007                     1,066      $1.54  to  $1.54        $1,642         1.21%      0.90%   to  0.90%    3.92%    to    3.92%
2006                       833      $1.48  to  $1.48        $1,235         1.17%      0.90%   to  0.90%   15.94%    to   15.94%
2005                       535      $1.28  to  $1.28          $683         1.18%      0.90%   to  0.90%    3.66%    to    3.66%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2009                     4,117      $1.55  to  $1.44        $5,929         1.14%      0.45%   to  0.90%   56.91%(7) to   33.15%
2008                     3,148      $1.08  to  $1.08        $3,404         0.82%      0.90%   to  0.90%  (53.70%)   to  (53.70%)
2007                     1,531      $2.34  to  $2.34        $3,576         1.00%      0.90%   to  0.90%    4.63%    to    4.63%
2006                     1,009      $2.23  to  $2.23        $2,253         1.21%      0.90%   to  0.90%   33.91%    to   33.91%
2005                       566      $1.67  to  $1.67          $943         0.45%      0.90%   to  0.90%   15.48%    to   15.48%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2009                       142      $1.44  to  $0.86          $123            --      0.45%   to  0.90%   42.62%(7) to   35.88%
2008                       101      $0.63  to  $0.63           $64            --      0.90%   to  0.90%  (40.36%)   to  (40.36%)
2007                        25      $1.06  to  $1.06           $27            --      0.90%   to  0.90%    6.50%(5) to    6.50%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2009                     1,254      $1.47  to  $0.92        $1,156         2.08%      0.45%   to  0.90%   48.72%(7) to   32.57%
2008                     1,452      $0.70  to  $0.70        $1,010         0.92%      0.90%   to  0.90%  (45.32%)   to  (45.32%)
2007                     2,304      $1.27  to  $1.27        $2,930         0.66%      0.90%   to  0.90%   16.99%    to   16.99%
2006                     2,347      $1.09  to  $1.09        $2,551         1.52%      0.90%   to  0.90%   23.91%    to   23.91%
2005                     2,223      $0.88  to  $0.88        $1,951         1.10%      0.90%   to  0.90%   12.24%    to   12.24%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2009                       299      $1.52  to  $1.52          $453         1.89%      0.90%   to  0.90%   32.44%    to   32.44%
2008                       288      $1.15  to  $1.15          $330         0.64%      0.90%   to  0.90%  (45.39%)   to  (45.39%)
2007                       268      $2.10  to  $2.10          $563         0.51%      0.90%   to  0.90%   16.86%    to   16.86%
2006                       231      $1.79  to  $1.79          $415         1.19%      0.90%   to  0.90%   23.63%    to   23.63%
2005                       130      $1.45  to  $1.45          $189         0.72%      0.90%   to  0.90%   12.10%    to   12.10%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2009                     2,628      $1.30  to  $1.49        $3,924         5.75%      0.45%   to  0.90%   29.91%(7) to   18.79%
2008                     2,985      $1.26  to  $1.26        $3,752         2.65%      0.90%   to  0.90%  (27.43%)   to  (27.43%)
2007                     4,434      $1.73  to  $1.73        $7,681         1.57%      0.90%   to  0.90%   (5.99%)   to   (5.99%)
2006                     4,503      $1.84  to  $1.84        $8,297         1.34%      0.90%   to  0.90%   17.59%    to   17.59%
2005                     4,357      $1.57  to  $1.57        $6,827         0.82%      0.90%   to  0.90%    4.09%    to    4.09%
------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    75

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2009                       881      $1.27  to  $1.27        $1,118         5.30%      0.90%   to  0.90%   18.65%    to   18.65%
2008                       836      $1.07  to  $1.07          $895         2.43%      0.90%   to  0.90%  (27.46%)   to  (27.46%)
2007                       951      $1.47  to  $1.47        $1,402         1.33%      0.90%   to  0.90%   (6.16%)   to   (6.16%)
2006                       903      $1.57  to  $1.57        $1,419         1.35%      0.90%   to  0.90%   17.40%    to   17.40%
2005                       775      $1.34  to  $1.34        $1,037         0.60%      0.90%   to  0.90%    3.92%    to    3.92%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2009                       418      $1.28  to  $0.92          $384         1.85%      0.45%   to  0.90%   27.63%(7) to   24.17%
2008                       540      $0.74  to  $0.74          $400         2.38%      0.90%   to  0.90%  (31.94%)   to  (31.94%)
2007                       606      $1.09  to  $1.09          $660         2.33%      0.90%   to  0.90%    1.83%    to    1.83%
2006                       640      $1.07  to  $1.07          $684         2.45%      0.90%   to  0.90%    7.80%    to    7.80%
2005                       730      $0.99  to  $0.99          $724         1.77%      0.90%   to  0.90%    4.71%    to    4.71%
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2009                       355      $1.38  to  $1.15          $407        10.80%      0.45%   to  0.90%   38.00%(7) to   42.62%
2008                       219      $0.80  to  $0.80          $176        10.58%      0.90%   to  0.90%  (25.43%)   to  (25.43%)
2007                       104      $1.08  to  $1.08          $112         5.45%      0.90%   to  0.90%    0.78%    to    0.78%
2006                        26      $1.07  to  $1.07           $28         3.34%      0.90%   to  0.90%    7.11%(4) to    7.11%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2009                       771      $1.27  to  $0.87          $674        12.83%      0.45%   to  0.90%   23.31%(7) to   18.40%
2008                       526      $0.74  to  $0.74          $388         1.49%      0.90%   to  0.90%  (34.33%)   to  (34.33%)
2007                        16      $1.12  to  $1.12           $18         9.07%      0.90%   to  0.90%   10.67%(5) to   10.67%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2009                       842      $1.41  to  $0.53          $444         0.99%      0.45%   to  0.90%   39.77%(7) to   23.55%
2008                       543      $0.43  to  $0.43          $232         0.08%      0.90%   to  0.90%  (35.19%)   to  (35.19%)
2007                       641      $0.66  to  $0.66          $422            --      0.90%   to  0.90%   (1.73%)   to   (1.73%)
2006                       735      $0.67  to  $0.67          $492            --      0.90%   to  0.90%    3.83%    to    3.83%
2005                       813      $0.65  to  $0.65          $525            --      0.90%   to  0.90%   (3.55%)   to   (3.55%)
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2009                     2,701      $1.36  to  $1.01        $2,740         4.76%      0.45%   to  0.90%   35.91%(7) to   43.02%
2008                     1,484      $0.71  to  $0.71        $1,052         5.81%      0.90%   to  0.90%  (27.80%)   to  (27.80%)
2007                       240      $0.98  to  $0.98          $236         6.32%      0.90%   to  0.90%   (1.83%)(5)to   (1.83%)(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2009                       366      $1.49  to  $1.38          $507         1.33%      0.45%   to  0.90%   48.40%(7) to   34.53%
2008                       221      $1.03  to  $1.03          $227         1.48%      0.90%   to  0.90%  (33.61%)   to  (33.61%)
2007                       155      $1.55  to  $1.55          $241         0.88%      0.90%   to  0.90%    7.04%    to    7.04%
2006                       136      $1.45  to  $1.45          $197         1.34%      0.90%   to  0.90%   11.39%    to   11.39%
2005                        69      $1.30  to  $1.30           $89         1.03%      0.90%   to  0.90%    7.77%    to    7.77%
------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2009                     1,101      $1.30  to  $1.29        $1,420         3.82%      0.45%   to  0.90%   30.30%(8) to   29.79%(8)
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2009                     4,392      $1.47  to  $0.82        $3,623         0.98%      0.45%   to  0.90%   45.16%(7) to   34.25%
2008                     6,712      $0.61  to  $0.61        $4,124         1.26%      0.90%   to  0.90%  (43.21%)   to  (43.21%)
2007                     1,117      $1.08  to  $1.08        $1,209         2.76%      0.90%   to  0.90%    8.02%(5) to    8.02%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2009                     5,008      $1.39  to  $0.91        $4,562         0.98%      0.45%   to  0.90%   37.33%(7) to   26.02%
2008                     5,789      $0.72  to  $0.72        $4,185         1.02%      0.90%   to  0.90%  (42.30%)   to  (42.30%)
2007                     7,297      $1.25  to  $1.25        $9,142         1.68%      0.90%   to  0.90%   10.99%    to   10.99%
2006                     7,707      $1.13  to  $1.13        $8,698         0.79%      0.90%   to  0.90%   12.00%    to   12.00%
2005                     7,705      $1.01  to  $1.01        $7,764         1.35%      0.90%   to  0.90%    6.57%    to    6.57%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2009                     1,164      $1.07  to  $1.07        $1,246         0.84%      0.90%   to  0.90%   25.88%    to   25.88%
2008                     1,237      $0.85  to  $0.85        $1,052         0.96%      0.90%   to  0.90%  (42.42%)   to  (42.42%)
2007                     1,363      $1.48  to  $1.48        $2,013         1.32%      0.90%   to  0.90%   10.85%    to   10.85%
2006                     1,190      $1.33  to  $1.33        $1,586         0.60%      0.90%   to  0.90%   11.85%    to   11.85%
2005                       875      $1.19  to  $1.19        $1,042         0.96%      0.90%   to  0.90%    6.44%    to    6.44%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2009                     4,605      $1.47  to  $1.87        $8,613         0.57%      0.45%   to  0.90%   47.48%(7) to   38.76%
2008                     5,539      $1.35  to  $1.35        $7,464         0.35%      0.90%   to  0.90%  (40.05%)   to  (40.05%)
2007                     6,598      $2.25  to  $2.25       $14,834         0.71%      0.90%   to  0.90%   14.45%    to   14.45%
2006                     7,031      $1.96  to  $1.96       $13,811         0.25%      0.90%   to  0.90%   11.58%    to   11.58%
2005                     6,656      $1.76  to  $1.76       $11,716         1.52%      0.90%   to  0.90%   17.15%    to   17.15%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2009                     2,284      $1.80  to  $1.80        $4,121         0.46%      0.90%   to  0.90%   38.50%    to   38.50%
2008                     2,382      $1.30  to  $1.30        $3,103         0.25%      0.90%   to  0.90%  (40.15%)   to  (40.15%)
2007                     2,089      $2.18  to  $2.18        $4,548         0.48%      0.90%   to  0.90%   14.30%    to   14.30%
2006                     1,705      $1.90  to  $1.90        $3,247         0.15%      0.90%   to  0.90%   11.40%    to   11.40%
2005                     1,102      $1.71  to  $1.71        $1,883         1.15%      0.90%   to  0.90%   16.96%    to   16.96%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2009                     1,860      $1.44  to  $1.06        $1,968         2.03%      0.45%   to  0.90%   45.20%(7) to   25.31%
2008                     2,176      $0.84  to  $0.84        $1,837         2.25%      0.90%   to  0.90%  (44.37%)   to  (44.37%)
2007                     2,869      $1.52  to  $1.52        $4,355         3.16%      0.90%   to  0.90%   16.15%    to   16.15%
2006                     2,610      $1.31  to  $1.31        $3,410         0.72%      0.90%   to  0.90%   16.89%    to   16.89%
2005                     2,223      $1.12  to  $1.12        $2,484         0.53%      0.90%   to  0.90%   17.91%    to   17.91%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2009                       519      $1.51  to  $1.51          $782         1.99%      0.90%   to  0.90%   25.09%    to   25.09%
2008                       486      $1.20  to  $1.20          $585         2.39%      0.90%   to  0.90%  (44.46%)   to  (44.46%)
2007                       542      $2.17  to  $2.17        $1,175         2.72%      0.90%   to  0.90%   16.00%    to   16.00%
2006                       478      $1.87  to  $1.87          $892         0.57%      0.90%   to  0.90%   16.72%    to   16.72%
2005                       292      $1.60  to  $1.60          $467         0.39%      0.90%   to  0.90%   17.72%    to   17.72%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2009                     1,630      $1.37  to  $1.46        $2,379        13.01%      0.45%   to  0.90%   36.46%(7) to   18.02%
2008                     1,727      $1.24  to  $1.24        $2,137         1.02%      0.90%   to  0.90%  (42.91%)   to  (42.91%)
2007                     2,195      $2.17  to  $2.17        $4,756         2.41%      0.90%   to  0.90%  (21.58%)   to  (21.58%)
2006                     2,353      $2.76  to  $2.76        $6,502         1.98%      0.90%   to  0.90%   19.51%    to   19.51%
2005                     2,155      $2.31  to  $2.31        $4,982         1.36%      0.90%   to  0.90%   12.46%    to   12.46%
------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    77

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2009                     1,039      $1.45  to  $1.81        $1,878         1.65%      0.45%   to  0.90%   44.49%(7) to   28.00%
2008                     1,135      $1.41  to  $1.41        $1,602         1.11%      0.90%   to  0.90%  (33.62%)   to  (33.62%)
2007                     1,622      $2.13  to  $2.13        $3,449         0.66%      0.90%   to  0.90%   (3.26%)   to   (3.26%)
2006                     1,584      $2.20  to  $2.20        $3,481         0.62%      0.90%   to  0.90%   15.93%    to   15.93%
2005                     1,369      $1.90  to  $1.90        $2,596         0.75%      0.90%   to  0.90%    7.80%    to    7.80%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2009                     1,056      $1.33  to  $1.28        $1,350         2.05%      0.45%   to  0.90%   32.61%(7) to   24.92%
2008                       996      $1.02  to  $1.02        $1,019         3.08%      0.90%   to  0.90%  (37.67%)   to  (37.67%)
2007                       901      $1.64  to  $1.64        $1,479         1.46%      0.90%   to  0.90%    2.55%    to    2.55%
2006                       527      $1.60  to  $1.60          $844         1.28%      0.90%   to  0.90%   17.32%    to   17.32%
2005                       255      $1.36  to  $1.36          $348         0.81%      0.90%   to  0.90%    9.57%    to    9.57%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2009                     3,665      $1.41  to  $1.94        $7,107         1.84%      0.45%   to  0.90%   40.54%(7) to   31.96%
2008                     3,997      $1.47  to  $1.47        $5,873         1.02%      0.90%   to  0.90%  (37.62%)   to  (37.62%)
2007                     4,623      $2.36  to  $2.36       $10,889         0.78%      0.90%   to  0.90%    2.27%    to    2.27%
2006                     4,422      $2.30  to  $2.30       $10,183         1.03%      0.90%   to  0.90%   15.13%    to   15.13%
2005                     3,989      $2.00  to  $2.00        $7,978         0.66%      0.90%   to  0.90%   11.82%    to   11.82%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2009                       409      $1.44  to  $1.15          $472         1.19%      0.45%   to  0.90%   43.14%(7) to   26.53%
2008                       425      $0.91  to  $0.91          $387         0.64%      0.90%   to  0.90%  (34.62%)   to  (34.62%)
2007                       537      $1.39  to  $1.39          $748         0.36%      0.90%   to  0.90%  (17.24%)   to  (17.24%)
2006                       531      $1.68  to  $1.68          $894         0.72%      0.90%   to  0.90%   11.27%    to   11.27%
2005                       443      $1.51  to  $1.51          $671         0.25%      0.90%   to  0.90%    5.12%    to    5.12%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2009                     2,341      $1.32  to  $0.81        $1,896         1.99%      0.45%   to  0.90%   30.79%(7) to   20.06%
2008                     2,797      $0.67  to  $0.67        $1,887         1.42%      0.90%   to  0.90%  (37.56%)   to  (37.56%)
2007                     3,964      $1.08  to  $1.08        $4,284         1.01%      0.90%   to  0.90%   (2.51%)   to   (2.51%)
2006                     4,106      $1.11  to  $1.11        $4,552         1.19%      0.90%   to  0.90%   11.88%    to   11.88%
2005                     3,244      $0.99  to  $0.99        $3,214         1.06%      0.90%   to  0.90%    5.56%    to    5.56%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2009                       665      $1.53  to  $0.69          $462            --      0.45%   to  0.90%   52.61%(7) to   43.15%
2008                       805      $0.49  to  $0.49          $391         0.06%      0.90%   to  0.90%  (44.36%)   to  (44.36%)
2007                       811      $0.87  to  $0.87          $707         0.07%      0.90%   to  0.90%   20.64%    to   20.64%
2006                       707      $0.72  to  $0.72          $511            --      0.90%   to  0.90%   12.29%    to   12.29%
2005                       786      $0.64  to  $0.64          $506            --      0.90%   to  0.90%   11.03%    to   11.03%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2009                     2,011      $1.64  to  $0.55        $1,102            --      0.45%   to  0.90%   62.40%(7) to   55.49%
2008                     1,521      $0.35  to  $0.35          $536         0.09%      0.90%   to  0.90%  (44.47%)   to  (44.47%)
2007                     1,646      $0.63  to  $0.63        $1,045         0.38%      0.90%   to  0.90%   20.60%    to   20.60%
2006                     1,155      $0.53  to  $0.53          $608            --      0.90%   to  0.90%    6.86%    to    6.86%
2005                       828      $0.49  to  $0.49          $408            --      0.90%   to  0.90%   10.55%    to   10.55%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2009                     7,009      $1.42  to  $0.83        $5,851         0.40%      0.45%   to  0.90%   40.48%(7) to   34.79%
2008                     5,662      $0.62  to  $0.62        $3,507         0.72%      0.90%   to  0.90%  (40.41%)   to  (40.41%)
2007                       769      $1.04  to  $1.04          $799         1.05%      0.90%   to  0.90%    3.81%(5) to    3.81%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2009                     3,449      $1.88  to  $1.66        $5,741         0.41%      0.45%   to  0.90%   85.74%(7) to   77.47%
2008                     3,779      $0.94  to  $0.94        $3,544         1.09%      0.90%   to  0.90%  (52.66%)   to  (52.66%)
2007                     4,242      $1.98  to  $1.98        $8,404         0.46%      0.90%   to  0.90%   26.86%    to   26.86%
2006                     3,208      $1.56  to  $1.56        $5,009         1.94%      0.90%   to  0.90%   45.32%    to   45.32%
2005                     2,282      $1.07  to  $1.07        $2,452         1.10%      0.90%   to  0.90%   30.76%    to   30.76%
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2009                    12,188      $1.47  to  $0.69        $8,466         0.13%      0.45%   to  0.90%   46.08%(7) to   37.85%
2008                     2,248      $0.50  to  $0.50        $1,133         0.30%      0.90%   to  0.90%  (37.55%)   to  (37.55%)
2007                     2,642      $0.81  to  $0.81        $2,132         0.08%      0.90%   to  0.90%   10.02%    to   10.02%
2006                     2,585      $0.73  to  $0.73        $1,895            --      0.90%   to  0.90%    6.34%    to    6.34%
2005                     2,562      $0.69  to  $0.69        $1,767         0.13%      0.90%   to  0.90%    3.30%    to    3.30%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2009                     1,169      $1.77  to  $0.99        $1,153            --      0.45%   to  0.90%   75.37%(7) to   61.46%
2008                     1,094      $0.61  to  $0.61          $668            --      0.90%   to  0.90%  (40.06%)   to  (40.06%)
2007                     1,358      $1.02  to  $1.02        $1,384            --      0.90%   to  0.90%    1.33%    to    1.33%
2006                     1,521      $1.01  to  $1.01        $1,530            --      0.90%   to  0.90%   11.92%    to   11.92%
2005                     1,711      $0.90  to  $0.90        $1,537            --      0.90%   to  0.90%    4.09%    to    4.09%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2009                       484      $1.37  to  $2.26        $1,095         4.36%      0.45%   to  0.90%   35.47%(7) to   31.68%
2008                       394      $1.72  to  $1.72          $677         1.25%      0.90%   to  0.90%  (38.37%)   to  (38.37%)
2007                       286      $2.79  to  $2.79          $796         0.77%      0.90%   to  0.90%   26.41%    to   26.41%
2006                       227      $2.21  to  $2.21          $500         1.70%      0.90%   to  0.90%   29.79%    to   29.79%
2005                       139      $1.70  to  $1.70          $236         0.36%      0.90%   to  0.90%   15.53%    to   15.53%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2009                       337      $1.52  to  $0.92          $308         1.88%      0.45%   to  0.90%   52.47%(7) to   38.10%
2008                       231      $0.66  to  $0.66          $153         1.08%      0.90%   to  0.90%  (40.87%)   to  (40.87%)
2007                       101      $1.12  to  $1.12          $113         0.66%      0.90%   to  0.90%    5.13%    to    5.13%
2006                        30      $1.07  to  $1.07           $32            --      0.90%   to  0.90%    6.62%(4) to    6.62%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2009                       296      $1.53  to  $0.82          $242         0.64%      0.45%   to  0.90%   52.02%(7) to   35.65%
2008                       226      $0.60  to  $0.60          $136         0.27%      0.90%   to  0.90%  (38.56%)   to  (38.56%)
2007                       134      $0.98  to  $0.98          $131         0.07%      0.90%   to  0.90%   (2.28%)   to   (2.28%)
2006                        25      $1.00  to  $1.00           $25            --      0.90%   to  0.90%    0.14%(4) to    0.14%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
2009                     7,085      $1.19  to  $1.13        $7,976         0.22%      0.45%   to  0.90%   19.74%(7) to   17.35%
2008                     5,686      $0.96  to  $0.96        $5,455         2.99%      0.90%   to  0.90%  (15.25%)   to  (15.25%)
2007                     1,171      $1.13  to  $1.13        $1,325         1.01%      0.90%   to  0.90%    8.56%    to    8.56%
2006                        56      $1.04  to  $1.04           $58            --      0.90%   to  0.90%    4.28%(4) to    4.28%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2009                     4,921      $1.26  to  $1.06        $5,193         7.35%      0.45%   to  0.90%   25.97%(7) to   20.34%
2008                     4,390      $0.88  to  $0.88        $3,850         7.52%      0.90%   to  0.90%  (16.67%)   to  (16.67%)
2007                       647      $1.05  to  $1.05          $681        16.79%      0.90%   to  0.90%    4.96%(5) to    4.96%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    79

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2009                       156      $1.26  to  $1.33          $207        10.90%      0.45%   to  0.90%   26.74%(7) to   24.87%
2008                       159      $1.06  to  $1.06          $169            --      0.90%   to  0.90%  (17.81%)   to  (17.81%)
2007                        68      $1.29  to  $1.29           $88         0.76%      0.90%   to  0.90%   (1.50%)   to   (1.50%)
2006                        49      $1.31  to  $1.31           $64         0.25%      0.90%   to  0.90%    1.87%    to    1.87%
2005                        28      $1.29  to  $1.29           $36         0.03%      0.90%   to  0.90%   12.19%    to   12.19%
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2009                       499      $1.43  to  $1.69          $845        10.55%      0.45%   to  0.90%   43.77%(7) to   48.84%
2008                       567      $1.14  to  $1.14          $645        10.03%      0.90%   to  0.90%  (26.73%)   to  (26.73%)
2007                       764      $1.55  to  $1.55        $1,186         7.62%      0.90%   to  0.90%    1.87%    to    1.87%
2006                       715      $1.52  to  $1.52        $1,088         7.13%      0.90%   to  0.90%    9.53%    to    9.53%
2005                       626      $1.39  to  $1.39          $871         7.95%      0.90%   to  0.90%    2.17%    to    2.17%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2009                       112      $1.42  to  $1.39          $155            --      0.45%   to  0.90%   42.55%(7) to   23.52%
2008                        87      $1.12  to  $1.12           $97         2.21%      0.90%   to  0.90%  (44.45%)   to  (44.45%)
2007                       117      $2.02  to  $2.02          $237         2.52%      0.90%   to  0.90%    7.39%    to    7.39%
2006                        88      $1.88  to  $1.88          $165         0.56%      0.90%   to  0.90%   26.58%    to   26.58%
2005                        71      $1.49  to  $1.49          $106         1.23%      0.90%   to  0.90%   11.19%    to   11.19%
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2009                     5,843      $1.38  to  $1.24        $7,225         0.68%      0.45%   to  0.90%   37.02%(7) to   31.30%
2008                     6,663      $0.94  to  $0.94        $6,276         0.31%      0.90%   to  0.90%  (39.17%)   to  (39.17%)
2007                     8,022      $1.55  to  $1.55       $12,420         0.16%      0.90%   to  0.90%    5.06%    to    5.06%
2006                     8,907      $1.47  to  $1.47       $13,126         0.18%      0.90%   to  0.90%    7.85%    to    7.85%
2005                    10,054      $1.37  to  $1.37       $13,737         0.37%      0.90%   to  0.90%    9.34%    to    9.34%
------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2009                       485      $1.46  to  $0.57          $277            --      0.45%   to  0.90%   44.60%(7) to   37.50%
2008                       542      $0.42  to  $0.42          $225            --      0.90%   to  0.90%  (46.03%)   to  (46.03%)
2007                       618      $0.77  to  $0.77          $476            --      0.90%   to  0.90%    2.87%    to    2.87%
2006                       675      $0.75  to  $0.75          $505            --      0.90%   to  0.90%    4.51%    to    4.51%
2005                       789      $0.72  to  $0.72          $565            --      0.90%   to  0.90%   11.15%    to   11.15%
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2009                     1,689      $1.70  to  $2.26        $3,820            --      0.45%   to  0.90%   69.16%(7) to   56.63%
2008                     1,947      $1.44  to  $1.44        $2,811         2.29%      0.90%   to  0.90%  (43.78%)   to  (43.78%)
2007                     2,726      $2.57  to  $2.57        $7,002         1.42%      0.90%   to  0.90%    3.04%    to    3.04%
2006                     2,857      $2.49  to  $2.49        $7,122         0.19%      0.90%   to  0.90%   19.99%    to   19.99%
2005                     2,837      $2.08  to  $2.08        $5,893         0.56%      0.90%   to  0.90%   10.61%    to   10.61%
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2009                       380      $1.32  to  $0.87          $331            --      0.45%   to  0.90%   31.70%(7) to   22.70%
2008                       212      $0.71  to  $0.71          $150            --      0.90%   to  0.90%  (29.86%)(6)to  (29.86%)(6)
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2009                       143      $1.20  to  $0.97          $139            --      0.45%   to  0.90%   19.42%(7) to   15.82%
2008                        14      $0.84  to  $0.84           $11            --      0.90%   to  0.90%  (16.44%)(6)to  (16.44%)(6)
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2009                       624      $1.27  to  $0.91          $566            --      0.45%   to  0.90%   26.32%(7) to   19.64%
2008                       395      $0.76  to  $0.76          $300            --      0.90%   to  0.90%  (24.75%)(6)to  (24.75%)(6)
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2009                       271      $1.30  to  $0.89          $241            --      0.45%   to  0.90%   29.15%(7) to   21.10%
2008                       103      $0.73  to  $0.73           $75            --      0.90%   to  0.90%  (27.20%)(6)to  (27.20%)(6)
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2009                       188      $1.23  to  $0.94          $176            --      0.45%   to  0.90%   22.60%(7) to   17.86%
2008                        31      $0.79  to  $0.79           $25            --      0.90%   to  0.90%  (21.14%)(6)to  (21.14%)(6)
2007                        --         --         --            --            --         --          --      --             --
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2009                     8,520      $1.46  to  $0.77        $6,550            --      0.45%   to  0.90%   44.68%(7) to   30.15%
2008                     4,123      $0.59  to  $0.59        $2,435         0.01%      0.90%   to  0.90%  (39.13%)   to  (39.13%)
2007                       567      $0.97  to  $0.97          $550         1.20%      0.90%   to  0.90%   (3.23%)(5)to   (3.23%)(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2009                        77      $1.47  to  $0.94           $73            --      0.45%   to  0.90%   45.45%(7) to   35.40%
2008                       102      $0.69  to  $0.69           $71            --      0.90%   to  0.90%  (37.25%)   to  (37.25%)
2007                         7      $1.11  to  $1.11            $8         1.33%      0.90%   to  0.90%    5.08%    to    5.08%
2006                        --      $1.05  to  $1.05            $1         1.84%      0.90%   to  0.90%    5.32%(4) to    5.32%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2009                     2,991      $1.49  to  $1.51        $4,521            --      0.45%   to  0.90%   48.03%(7) to   35.33%
2008                     2,549      $1.12  to  $1.12        $2,847         0.06%      0.90%   to  0.90%  (32.19%)   to  (32.19%)
2007                       723      $1.65  to  $1.65        $1,191         0.90%      0.90%   to  0.90%   (5.75%)   to   (5.75%)
2006                       401      $1.75  to  $1.75          $700         0.43%      0.90%   to  0.90%   19.18%    to   19.18%
2005                       259      $1.47  to  $1.47          $381         0.24%      0.90%   to  0.90%    4.82%    to    4.82%
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
2009                    16,348      $1.31  to  $0.93       $15,142            --      0.45%   to  0.90%   30.33%(7) to   23.11%
2008                    19,230      $0.75  to  $0.75       $14,467         0.25%      0.90%   to  0.90%  (30.54%)   to  (30.54%)
2007                    24,520      $1.08  to  $1.08       $26,559         2.87%      0.90%   to  0.90%    0.82%    to    0.82%
2006                    26,606      $1.07  to  $1.07       $28,583         2.48%      0.90%   to  0.90%   13.36%    to   13.36%
2005                    29,353      $0.95  to  $0.95       $27,817         2.58%      0.90%   to  0.90%    2.99%    to    2.99%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
2009                     5,369      $1.00  to  $1.12        $6,026         0.07%      0.45%   to  0.90%   (0.30%)(7)to   (0.74%)
2008                     7,983      $1.13  to  $1.13        $9,024         2.26%      0.90%   to  0.90%    1.35%    to    1.35%
2007                     7,117      $1.12  to  $1.12        $7,938         4.72%      0.90%   to  0.90%    3.89%    to    3.89%
2006                     5,993      $1.07  to  $1.07        $6,434         4.43%      0.90%   to  0.90%    3.55%    to    3.55%
2005                     4,826      $1.04  to  $1.04        $5,003         2.57%      0.90%   to  0.90%    1.69%    to    1.69%
------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    81

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
2009                    16,785      $1.13  to  $1.39       $23,317         4.01%      0.45%   to  0.90%   13.38%(7) to   13.40%
2008                    14,554      $1.23  to  $1.23       $17,830         0.41%      0.90%   to  0.90%   (7.15%)   to   (7.15%)
2007                    11,883      $1.32  to  $1.32       $15,679         4.75%      0.90%   to  0.90%    4.25%    to    4.25%
2006                     9,617      $1.27  to  $1.27       $12,171         4.37%      0.90%   to  0.90%    3.48%    to    3.48%
2005                     8,613      $1.22  to  $1.22       $10,534         3.71%      0.90%   to  0.90%    1.21%    to    1.21%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
2009                    13,915      $1.40  to  $1.44       $20,042            --      0.45%   to  0.90%   39.18%(7) to   26.32%
2008                    14,276      $1.14  to  $1.14       $16,279         0.08%      0.90%   to  0.90%  (41.00%)   to  (41.00%)
2007                    13,179      $1.93  to  $1.93       $25,471         1.57%      0.90%   to  0.90%    7.05%    to    7.05%
2006                    11,103      $1.81  to  $1.81       $20,045         1.41%      0.90%   to  0.90%   18.67%    to   18.67%
2005                     8,146      $1.52  to  $1.52       $12,392         1.62%      0.90%   to  0.90%   12.49%    to   12.49%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
2009                    31,890      $1.38  to  $0.63       $20,086            --      0.45%   to  0.90%   36.80%(7) to   23.04%
2008                    36,252      $0.51  to  $0.51       $18,558         0.23%      0.90%   to  0.90%  (42.68%)   to  (42.68%)
2007                    44,581      $0.89  to  $0.89       $39,816         1.31%      0.90%   to  0.90%    2.01%    to    2.01%
2006                    49,649      $0.88  to  $0.88       $43,470         1.19%      0.90%   to  0.90%   14.25%    to   14.25%
2005                    48,497      $0.77  to  $0.77       $37,163         1.11%      0.90%   to  0.90%    5.23%    to    5.23%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND, CL 3
2009                     3,799      $1.14  to  $1.71        $6,477         1.81%      0.45%   to  0.90%   13.99%(7) to   10.38%
2008                     3,493      $1.54  to  $1.54        $5,396         7.32%      0.90%   to  0.90%   (1.33%)   to   (1.33%)
2007                     2,335      $1.57  to  $1.57        $3,655         3.64%      0.90%   to  0.90%    6.68%    to    6.68%
2006                     1,646      $1.47  to  $1.47        $2,416         3.27%      0.90%   to  0.90%    5.78%    to    5.78%
2005                     1,346      $1.39  to  $1.39        $1,868         3.75%      0.90%   to  0.90%   (5.85%)   to   (5.85%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009                     5,531      $1.08  to  $1.16        $6,404        10.00%      0.45%   to  0.90%    8.15%(7) to    5.88%
2008                     2,466      $1.09  to  $1.09        $2,697         2.58%      0.90%   to  0.90%   (0.76%)   to   (0.76%)
2007                       424      $1.10  to  $1.10          $467         2.62%      0.90%   to  0.90%    6.97%    to    6.97%
2006                        10      $1.03  to  $1.03           $12         7.51%      0.90%   to  0.90%    3.09%(4) to    3.09%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
2009                     2,312      $1.47  to  $1.63        $3,769        10.39%      0.45%   to  0.90%   48.29%(7) to   52.47%
2008                     2,371      $1.07  to  $1.07        $2,535         0.32%      0.90%   to  0.90%  (25.85%)   to  (25.85%)
2007                     3,544      $1.44  to  $1.44        $5,108         7.42%      0.90%   to  0.90%    0.94%    to    0.94%
2006                     3,372      $1.43  to  $1.43        $4,815         7.44%      0.90%   to  0.90%    9.83%    to    9.83%
2005                     2,900      $1.30  to  $1.30        $3,771         6.44%      0.90%   to  0.90%    3.09%    to    3.09%
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
2009                     4,065      $1.35  to  $1.21        $4,929         4.99%      0.45%   to  0.90%   34.82%(7) to   41.12%
2008                     2,138      $0.86  to  $0.86        $1,837         0.06%      0.90%   to  0.90%  (19.54%)   to  (19.54%)
2007                       379      $1.07  to  $1.07          $405         6.99%      0.90%   to  0.90%    1.71%    to    1.71%
2006                         6      $1.05  to  $1.05            $8         6.43%      0.90%   to  0.90%    5.07%(4) to    5.07%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
2009                       584      $1.73  to  $1.29          $754            --      0.45%   to  0.90%   70.03%(7) to   61.94%
2008                       385      $0.80  to  $0.80          $307         0.02%      0.90%   to  0.90%  (45.34%)   to  (45.34%)
2007                       386      $1.46  to  $1.46          $563         0.05%      0.90%   to  0.90%   12.72%    to   12.72%
2006                       319      $1.29  to  $1.29          $412         0.30%      0.90%   to  0.90%   (0.96%)   to   (0.96%)
2005                        86      $1.31  to  $1.31          $113            --      0.90%   to  0.90%    9.14%    to    9.14%
------------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
2009                       298      $1.52  to  $0.86          $255            --      0.45%   to  0.90%   49.83%(7) to   39.68%
2008                       322      $0.61  to  $0.61          $197            --      0.90%   to  0.90%  (45.60%)   to  (45.60%)
2007                       201      $1.13  to  $1.13          $226         0.81%      0.90%   to  0.90%    9.36%    to    9.36%
2006                        17      $1.03  to  $1.03           $18         1.18%      0.90%   to  0.90%    2.40%(4) to    2.40%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
2009                     5,286      $1.37  to  $0.85        $4,503            --      0.45%   to  0.90%   36.77%(7) to   24.87%
2008                     5,257      $0.68  to  $0.68        $3,586         0.08%      0.90%   to  0.90%  (37.66%)   to  (37.66%)
2007                     7,112      $1.09  to  $1.09        $7,783         1.65%      0.90%   to  0.90%    4.07%    to    4.07%
2006                     6,777      $1.05  to  $1.05        $7,126         1.46%      0.90%   to  0.90%   14.23%    to   14.23%
2005                     6,573      $0.92  to  $0.92        $6,050         1.41%      0.90%   to  0.90%    3.47%    to    3.47%
------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
2009                     3,379      $1.05  to  $1.22        $4,132         2.98%      0.45%   to  0.90%    4.67%(7) to    4.58%
2008                     2,710      $1.17  to  $1.17        $3,168         0.15%      0.90%   to  0.90%   (3.51%)   to   (3.51%)
2007                     3,152      $1.21  to  $1.21        $3,819         4.18%      0.90%   to  0.90%    4.38%    to    4.38%
2006                     2,978      $1.16  to  $1.16        $3,457         3.81%      0.90%   to  0.90%    2.92%    to    2.92%
2005                     2,686      $1.13  to  $1.13        $3,030         2.90%      0.90%   to  0.90%    0.67%    to    0.67%
------------------------------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
2009                     2,923      $1.44  to  $0.52        $1,534            --      0.45%   to  0.90%   42.81%(7) to   35.76%
2008                    10,135      $0.39  to  $0.39        $3,917         0.20%      0.90%   to  0.90%  (44.84%)   to  (44.84%)
2007                     5,980      $0.70  to  $0.70        $4,191         1.00%      0.90%   to  0.90%    2.14%    to    2.14%
2006                     4,510      $0.69  to  $0.69        $3,094         0.88%      0.90%   to  0.90%   10.09%    to   10.09%
2005                     3,190      $0.62  to  $0.62        $1,988         0.39%      0.90%   to  0.90%    7.64%    to    7.64%
------------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL, CL 3
2009                        53      $1.39  to  $0.82           $43            --      0.45%   to  0.90%   37.30%(7) to   25.00%
2008                        67      $0.65  to  $0.65           $44         0.05%      0.90%   to  0.90%  (40.00%)   to  (40.00%)
2007                        13      $1.09  to  $1.09           $14         1.63%      0.90%   to  0.90%   (1.35%)   to   (1.35%)
2006                         1      $1.10  to  $1.10            $2         2.06%      0.90%   to  0.90%   10.59%(4) to   10.59%(4)
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL, CL 3
2009                       663      $1.53  to  $1.18          $783            --      0.45%   to  0.90%   52.13%(7) to   38.56%
2008                       807      $0.85  to  $0.85          $688            --      0.90%   to  0.90%  (39.15%)   to  (39.15%)
2007                       988      $1.40  to  $1.40        $1,382         0.16%      0.90%   to  0.90%   (5.05%)   to   (5.05%)
2006                     1,095      $1.47  to  $1.47        $1,615         0.04%      0.90%   to  0.90%   10.69%    to   10.69%
2005                     1,026      $1.33  to  $1.33        $1,366            --      0.90%   to  0.90%    3.89%    to    3.89%
------------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
2009                     1,859      $1.94  to  $2.78        $5,164         0.36%      0.45%   to  0.90%   93.74%(7) to   72.52%
2008                     2,006      $1.61  to  $1.61        $3,231         0.70%      0.90%   to  0.90%  (54.12%)   to  (54.12%)
2007                     1,167      $3.51  to  $3.51        $4,098         0.58%      0.90%   to  0.90%   36.87%    to   36.87%
2006                       958      $2.56  to  $2.56        $2,458         0.34%      0.90%   to  0.90%   32.71%    to   32.71%
2005                       815      $1.93  to  $1.93        $1,576         0.21%      0.90%   to  0.90%   32.60%    to   32.60%
------------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
2009                    11,407      $1.43  to  $0.75        $8,513         1.57%      0.45%   to  0.90%   44.19%(7) to   26.40%
2008                    13,515      $0.59  to  $0.59        $7,980         2.34%      0.90%   to  0.90%  (40.97%)   to  (40.97%)
2007                    16,842      $1.00  to  $1.00       $16,846         0.99%      0.90%   to  0.90%   11.67%    to   11.67%
2006                    18,415      $0.90  to  $0.90       $16,493         1.94%      0.90%   to  0.90%   23.06%    to   23.06%
2005                    19,504      $0.73  to  $0.73       $14,195         1.41%      0.90%   to  0.90%   12.85%    to   12.85%
------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    83

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2009                     2,126      $1.58  to  $1.82        $3,858            --      0.45%   to  0.90%   55.77%(7) to   44.05%
2008                     2,481      $1.26  to  $1.26        $3,126         0.78%      0.90%   to  0.90%  (44.16%)   to  (44.16%)
2007                     3,760      $2.26  to  $2.26        $8,486         2.17%      0.90%   to  0.90%   (5.66%)   to   (5.66%)
2006                     3,994      $2.39  to  $2.39        $9,554         1.31%      0.90%   to  0.90%   14.74%    to   14.74%
2005                     3,980      $2.08  to  $2.08        $8,297         1.34%      0.90%   to  0.90%   13.60%    to   13.60%
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2009                     3,178      $1.44  to  $0.74        $2,351         4.54%      0.45%   to  0.90%   43.01%(7) to   27.26%
2008                     3,406      $0.58  to  $0.58        $1,980         1.33%      0.90%   to  0.90%  (36.38%)   to  (36.38%)
2007                       502      $0.91  to  $0.91          $459            --      0.90%   to  0.90%   (8.81%)(5)to   (8.81%)(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2009                     1,622      $1.65  to  $0.67        $1,090         0.02%      0.45%   to  0.90%   63.95%(7) to   40.15%
2008                     1,950      $0.48  to  $0.48          $934         2.99%      0.90%   to  0.90%  (44.84%)   to  (44.84%)
2007                       157      $0.87  to  $0.87          $136         0.40%      0.90%   to  0.90%  (12.27%)(5)to  (12.27%)(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2009                       152      $1.67  to  $0.89          $136            --      0.45%   to  0.90%   65.91%(7) to   55.95%
2008                       235      $0.57  to  $0.57          $135         0.83%      0.90%   to  0.90%  (47.29%)   to  (47.29%)
2007                        80      $1.09  to  $1.09           $87            --      0.90%   to  0.90%    8.39%(5) to    8.39%(5)
2006                        --         --         --            --            --         --          --      --             --
2005                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2009                     4,069      $1.61  to  $1.72        $7,000         3.77%      0.45%   to  0.90%   62.35%(7) to   48.44%
2008                     4,995      $1.16  to  $1.16        $5,789         0.94%      0.90%   to  0.90%  (46.09%)   to  (46.09%)
2007                     4,438      $2.15  to  $2.15        $9,540         0.81%      0.90%   to  0.90%   15.26%    to   15.26%
2006                     4,080      $1.87  to  $1.87        $7,610         0.49%      0.90%   to  0.90%   35.94%    to   35.94%
2005                     3,190      $1.37  to  $1.37        $4,376         1.00%      0.90%   to  0.90%   20.44%    to   20.44%
------------------------------------------------------------------------------------------------------------------------------

WANGER USA
2009                     4,200      $1.52  to  $1.64        $6,898            --      0.45%   to  0.90%   51.36%(7) to   40.95%
2008                     4,308      $1.17  to  $1.17        $5,019            --      0.90%   to  0.90%  (40.23%)   to  (40.23%)
2007                     4,763      $1.95  to  $1.95        $9,284            --      0.90%   to  0.90%    4.44%    to    4.44%
2006                     4,653      $1.87  to  $1.87        $8,684         0.22%      0.90%   to  0.90%    6.91%    to    6.91%
2005                     4,102      $1.75  to  $1.75        $7,161            --      0.90%   to  0.90%   10.26%    to   10.26%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC
2009                       186      $1.19  to  $1.19          $221         2.01%      0.90%   to  0.90%   14.42%    to   14.42%
2008                       247      $1.04  to  $1.04          $257         2.42%      0.90%   to  0.90%  (29.75%)   to  (29.75%)
2007                       264      $1.48  to  $1.48          $391         2.29%      0.90%   to  0.90%    6.63%    to    6.63%
2006                       236      $1.39  to  $1.39          $327         2.34%      0.90%   to  0.90%   11.14%    to   11.14%
2005                       205      $1.25  to  $1.25          $255         2.14%      0.90%   to  0.90%    4.05%    to    4.05%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2009                        41      $1.17  to  $1.17           $49         3.03%      0.90%   to  0.90%   11.65%    to   11.65%
2008                        51      $1.05  to  $1.05           $54         2.07%      0.90%   to  0.90%  (43.92%)   to  (43.92%)
2007                        54      $1.87  to  $1.87          $101         0.01%      0.90%   to  0.90%   11.65%    to   11.65%
2006                        32      $1.68  to  $1.68           $54         1.67%      0.90%   to  0.90%   19.73%    to   19.73%
2005                        42      $1.40  to  $1.40           $58         2.23%      0.90%   to  0.90%    8.69%    to    8.69%
------------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2009                       121      $1.56  to  $1.45          $175            --      0.45%   to  0.90%   55.37%(7) to   46.41%
2008                        85      $0.99  to  $0.99           $84         2.12%      0.90%   to  0.90%  (40.64%)   to  (40.64%)
2007                        78      $1.66  to  $1.66          $129         0.61%      0.90%   to  0.90%    5.67%    to    5.67%
2006                        68      $1.57  to  $1.57          $107            --      0.90%   to  0.90%   11.22%    to   11.22%
2005                        54      $1.41  to  $1.41           $76            --      0.90%   to  0.90%    6.84%    to    6.84%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2009                       349      $1.71  to  $1.68          $587            --      0.45%   to  0.90%   70.90%(7) to   51.28%
2008                       371      $1.11  to  $1.11          $412            --      0.90%   to  0.90%  (41.95%)   to  (41.95%)
2007                       365      $1.91  to  $1.91          $699            --      0.90%   to  0.90%   12.79%    to   12.79%
2006                       279      $1.70  to  $1.70          $475            --      0.90%   to  0.90%   21.66%    to   21.66%
2005                       123      $1.40  to  $1.40          $172            --      0.90%   to  0.90%    5.29%    to    5.29%
------------------------------------------------------------------------------------------------------------------------------





(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.


(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.


(4)    New subaccount operations commenced on May 1, 2006.


(5)    New subaccount operations commenced on June 11, 2007.


(6)    New subaccount operations commenced on May 1, 2008.


(7)    New subaccount operations commenced on Jan. 23, 2009.


(8)    New subaccount operations commenced on Feb. 13, 2009.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2009 and 2008, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $1,715,064;
  2008, $1,403,180)                                                     $1,770,979    $1,279,025
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $2,088; 2008, $1,188)                                                183,986       210,786
Policy loans                                                                35,748        36,226
Trading securities                                                             113            87
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,990,826     1,526,124

Cash equivalents                                                            89,502       195,886
Restricted cash                                                              8,400            --
Reinsurance recoverables                                                    74,438        69,619
Deferred income taxes, net                                                      --        38,513
Other receivables                                                           27,753         5,968
Accrued investment income                                                   22,224        17,651
Deferred acquisition costs                                                 221,942       236,619
Deferred sales inducement costs                                             22,919        23,808
Other assets                                                                22,121        65,311
Separate account assets                                                  2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,400,918    $4,427,520
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,916,865    $1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
Deferred income taxes, net                                                  19,632            --
Other liabilities                                                          103,758        54,336
Separate account liabilities                                             2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,967,947     4,145,555
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,634       106,646
Retained earnings                                                          294,112       236,963
Accumulated other comprehensive income (loss), net of tax                   30,225       (63,644)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             432,971       281,965
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,400,918    $4,427,520
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                         $ 25,064      $ 26,063      $ 24,616
Net investment income                                             103,079        94,421       109,190
Policy and contract charges                                        65,350        70,900        65,555
Other revenue                                                      11,985        15,389        12,204
Net realized investment gains (losses)                              2,045       (24,117)        6,583
-------------------------------------------------------------------------------------------------------
    Total revenues                                                207,523       182,656       218,148
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   21,649        65,151        44,513
Interest credited to fixed accounts                                59,629        52,997        55,666
Amortization of deferred acquisition costs                         11,950        41,554        28,038
Separation costs                                                       --            --          (571)
Other insurance and operating expenses                             32,045        38,268        29,006
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   125,273       197,970       156,652
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               82,250       (15,314)       61,496
Income tax provision (benefit)                                     25,848        (9,350)       19,000
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ 56,402      $ (5,964)     $ 42,496
=======================================================================================================
Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                     $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (4,975)
  Portion of loss recognized in other comprehensive income           (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                   (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                           $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  56,402     $  (5,964)    $  42,496
Adjustments to reconcile net income (loss) to net cash (used
in) provided by operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                 (32,476)      (33,385)      (40,425)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                  14,991        44,145        30,084
  Depreciation, amortization and accretion, net                     (1,205)        2,914         3,598
  Deferred income tax (benefit) expense                              7,335       (22,571)        1,184
  Contractholder and policyholder charges, non-cash                (16,537)      (16,766)      (14,618)
  Net realized investment gains                                     (8,148)         (781)       (6,909)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses        6,105        24,898           326
Change in operating assets and liabilities:
  Trading securities, net                                              (26)           43           (35)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               17,535        20,723        13,822
  Policy claims and other policyholders' funds                      (1,441)        1,880        (2,746)
  Reinsurance recoverables                                          (4,815)      (15,562)       (6,937)
  Other receivables                                                    (71)           21          (353)
  Accrued investment income                                         (4,573)          762         4,198
  Derivatives collateral, net                                      (43,930)       38,980        (1,150)
  Other assets and liabilities, net                                (22,165)       56,106       (11,469)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by operating activities                (33,019)       95,443        11,066
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              309,903        15,114       322,740
  Maturities, sinking fund payments and calls                      214,089       166,854       116,456
  Purchases                                                       (783,421)     (188,068)      (74,488)
Proceeds from sales and maturities of commercial mortgage
loans                                                               25,944        15,695        39,049
Funding of commercial mortgage loans                                   (44)           --        (8,889)
Change in policy loans, net                                            478          (492)       (1,897)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities               (233,051)        9,103       392,971
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                          269,006       143,543        73,045
  Net transfers from (to) separate accounts                         16,997           820        (1,625)
  Surrenders and other benefits                                   (124,858)     (174,838)     (212,962)
Deferred premium options, net                                       (1,447)       (7,669)           --
Tax adjustment on share-based incentive compensation plan              (12)            9            20
Cash dividend to RiverSource Life Insurance Company                     --       (77,000)      (83,000)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                159,686      (115,135)     (224,522)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash equivalents                       (106,384)      (10,589)      179,515
Cash equivalents at beginning of year                              195,886       206,475        26,960
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of year                                  $  89,502     $ 195,886     $ 206,475
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $     619     $  17,501     $  19,122


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2009
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of
tax                                                --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                       --             --        42,496              --         42,496
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --             972            972
                                                                                                       ------------
Total comprehensive income                                                                                 43,468
Tax adjustment on share-based incentive
compensation plan                                  --             20            --              --             20
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (83,000)             --        (83,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                   2,000        106,637       321,909         (10,299)       420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
     impairments on securities and net
     unrealized securities losses on
     previously impaired securities                --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                  $2,000       $106,634      $294,112        $ 30,225       $432,971
===================================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and Delaware. Effective in March 2010, RiverSource Life of NY withdrew its Certificate of Authority from the state of North Dakota. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include deferred variable annuities and fixed annuities which are issued primarily to individuals, where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

RiverSource Life of NY also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (RiverSource Life of NY's primary regulator) as reconciled in Note 16.

RiverSource Life of NY evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life of NY reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life of NY's previously reported Statements of Operations.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 28,203      $ 26,063      $ 26,804      $ 24,616
Net investment income                                      94,421        94,421       109,190       109,190
Policy and contract charges                                70,900        70,900        65,555        65,555
Other revenue                                              15,389        15,389        12,204        12,204
Net realized investment gains (losses)                    (24,117)      (24,117)        6,583         6,583
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          184,796       182,656       220,336       218,148
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           65,151        65,151        44,513        44,513
Interest credited to fixed accounts                        52,997        52,997        55,666        55,666
Amortization of deferred acquisition costs                 41,554        41,554        28,038        28,038
Separation costs                                               --            --          (571)         (571)
Other insurance and operating expenses                     40,408        38,268        31,194        29,006
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             200,110       197,970       158,840       156,652
-------------------------------------------------------------------------------------------------------------
Pretax income (loss)                                      (15,314)      (15,314)       61,496        61,496
Income tax provision (benefit)                             (9,350)       (9,350)       19,000        19,000
-------------------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                      $ (5,964)     $ (5,964)     $ 42,496      $ 42,496
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, RiverSource Life of NY early adopted an accounting standard that significantly changed RiverSource Life of NY's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life of NY assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life of NY will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life of NY must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life of NY does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life of NY separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life of NY's Statements of Shareholder's Equity present all

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life of NY provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life of NY does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life of NY will be required to sell the security before recovery of its amortized cost basis. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life of NY's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life of NY's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life of NY follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Trading Securities
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $8.4 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 10 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

RiverSource Life of NY's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life of NY monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life of NY's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 10 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.0%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 7.0% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, cash equivalents and the changes in fair value of certain derivatives. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences;
(iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the Financial Accounting Standards Board ("FASB") updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life of NY adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life of NY recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life of NY adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life of NY's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY applied the new disclosure requirements in 2009. See Note 14 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively to all periods presented. RiverSource Life of NY adopted the new standard as of January 1, 2009 and there was no impact on its financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life of NY's financial condition and results of operations was not material.

DAC Costs in Connection with Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission filers. The standard is effective upon issuance and shall be applied prospectively. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life of NY will adopt the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life of NY will adopt in 2011. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life of NY does not expect the adoption to have a material effect on its financial condition and results of operations.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Residential mortgage backed securities                     173,241       2,415         (16,497)      159,159
Commercial mortgage backed securities                      204,538         525         (22,766)      182,297
Asset backed securities                                     81,725         456          (3,898)       78,283
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 89% and 84% respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $58 million and $61 million of securities at December 31, 2009 and 2008, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  521,778    $  534,990         30%      $  487,686    $  451,546         35%
AA                                           94,046        92,015          5           72,683        70,311          5
A                                           315,938       326,952         19          329,126       302,063         24
BBB                                         685,358       725,094         41          414,951       381,071         30
Below investment grade                       97,944        91,928          5           98,734        74,034          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,715,064    $1,770,979        100%      $1,403,180    $1,279,025        100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 26% and 27%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 173        $417,970      $(31,701)        139        $234,787      $(58,636)        312
Residential mortgage
  backed securities            7          34,300       (14,247)         13          22,173        (2,250)         20
Commercial mortgage
  backed securities            6          31,491        (1,839)         23         108,394       (20,927)         29
Asset backed
  securities                   4          33,937        (3,217)          2             880          (681)          6
U.S. government and
  agencies
  obligations                 --              --            --           1           2,127            (6)          1
State and municipal
  obligations                  1             961           (40)          1           3,841          (158)          2
Foreign government
  bonds and
  obligations                  7           1,460          (401)         --              --            --           7
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $652,757      $ (90,337)
Residential mortgage
  backed securities         56,473        (16,497)
Commercial mortgage
  backed securities        139,885        (22,766)
Asset backed
  securities                34,817         (3,898)
U.S. government and
  agencies
  obligations                2,127             (6)
State and municipal
  obligations                4,802           (198)
Foreign government
  bonds and
  obligations                1,460           (401)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life of NY recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $1.3 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                THOUSANDS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                          $ 1,892
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            496
Reductions for securities sold during the period (realized)                        (1,355)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                           861
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                      $ 1,894
===========================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized but have been recognized in current period net income due to their reclassification as credit losses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized investment gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                    $ (17,340)    $  6,069      $(11,271)
  Net unrealized investment gains arising during the
  period                                                          6,003       (2,101)        3,902
  Reclassification of gains included in net income               (5,051)       1,768        (3,283)
  Impact on DAC and DSIC                                            544         (191)          353
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                  $ (15,844)    $  5,545      $(10,299)
  Net unrealized investment losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                  $ (97,915)    $ 34,271      $(63,644)
  Cumulative effect of accounting change                         (1,149)(1)      402          (747)
  Net unrealized investment gains arising during the
  period                                                        184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                  $  46,452     $(16,227)     $ 30,225(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(28) thousand of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $11,098      $    933       $ 6,409
Gross realized investment losses from sales                        (2,950)         (148)       (1,030)
Other-than-temporary impairments related to credit                 (5,205)      (24,898)         (326)


The $5.2 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $24.9 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily related to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   54,722    $   55,413
Due after one year through five years                                      476,440       493,053
Due after five years through 10 years                                      389,918       406,516
Due after 10 years                                                         222,589       241,344
-------------------------------------------------------------------------------------------------
                                                                         1,143,669     1,196,326
Residential mortgage backed securities                                     255,998       253,589
Commercial mortgage backed securities                                      243,266       247,249
Asset backed securities                                                     72,131        73,815
-------------------------------------------------------------------------------------------------
Total                                                                   $1,715,064    $1,770,979
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2009 and 2008, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Commercial Mortgage Loans, net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $186,074      $211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $183,986      $210,786
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. It is RiverSource Life of NY's practice to limit commercial mortgage loan fundings to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $1,188        $ 2,718
Provision for loan losses                                            900            --         (1,530)
Foreclosures, write-offs and loan sales                               --            --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $2,088        $1,188        $ 1,188
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                               $ 56,978      $ 66,425
  North Central                                                            41,956        48,748
  Mountain                                                                 28,399        32,696
  Pacific                                                                  25,553        29,605
  South Central                                                            16,634        17,205
  New England                                                              16,554        17,295
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Industrial buildings                                                   $ 50,019      $ 52,424
  Shopping centers and retail                                              49,460        56,107
  Office buildings                                                         42,406        46,632
  Apartments                                                               24,964        31,102
  Medical buildings                                                         9,284        11,120
  Hotels and motels                                                         4,512         4,737
  Mixed use                                                                 3,172         4,247
  Other                                                                     2,257         5,605
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding commercial mortgage loan funding commitments at December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 91,198       $76,456      $ 84,542
Income on commercial mortgage loans                                11,716        12,990        14,564
Trading securities                                                  3,056         6,371        11,403
-------------------------------------------------------------------------------------------------------
                                                                  105,970        95,817       110,509
Less: investment expenses                                           2,891         1,396         1,319
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,079       $94,421      $109,190
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,943       $(24,113)      $5,053
Commercial mortgage loans                                           (900)            --        1,530
Cash equivalents                                                       2             (4)          --
-------------------------------------------------------------------------------------------------------
  Total                                                           $2,045       $(24,117)      $6,583
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life of NY completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life of NY's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX BENEFIT (CHARGE)                                 CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
(IN THOUSANDS)                            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                 $ --         $(2,300)      $3,400        $ 9,600       $    --       $10,700
2008 period                                  100           3,100        2,900         (3,000)       (1,700)        1,400
2007 period                                   --            (200)        (900)        (2,600)           --        (3,700)


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $236,619      $228,826      $236,165
Cumulative effect of accounting change                                 --         1,970       (13,939)
Capitalization of acquisition costs                                27,171        28,583        34,159
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (21,550)      (38,554)      (25,438)
Amortization, impact of valuation assumptions review and
valuation system conversion                                         9,600        (3,000)       (2,600)
Impact of change in net unrealized securities losses (gains)      (29,898)       18,794           479
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $221,942      $236,619      $228,826
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,808       $19,447       $15,658
Cumulative effect of accounting change                                 --           553          (496)
Capitalization of sales inducements costs                           5,305         4,802         6,266
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (3,441)       (2,691)       (2,046)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           400           100            --
Impact of change in net unrealized securities losses (gains)       (3,153)        1,597            65
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $22,919       $23,808       $19,447
=======================================================================================================



RiverSource Life of NY adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Effective January 1, 2008, RiverSource Life of NY adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life of NY's adoption of fair value accounting standards.

Effective January 1, 2007, RiverSource Life of NY adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under a reinsurance arrangement with an unaffiliated insurance company.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $10.9 billion and $10.8 billion, respectively, of which $6.5 billion and $6.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under its LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 38,822      $ 36,652       $34,062
Reinsurance ceded                                                 (13,758)      (10,589)       (9,446)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 25,064      $ 26,063       $24,616
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $2.9 million and $3.5 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $4.5 million, $4.1 million and $2.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $52.3 million and $47.9 million related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Future policy benefits include $4.8 million and $5.4 million related to an assumed reinsurance arrangement as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,182,426    $1,056,580
Variable annuities fixed sub-accounts                                      310,603       293,301
Variable annuity GMWB                                                        9,188        75,843
Variable annuity GMAB                                                        4,374        18,796
Other variable annuity guarantees                                              709         2,891
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,507,300     1,447,411
VUL/UL insurance                                                           158,788       151,359
Other life, DI and LTC insurance                                           250,777       236,088
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,916,865     1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,923,764    $1,843,198
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,622,191    $2,015,275
VUL insurance variable sub-accounts                                        297,602       231,899
Other insurance variable sub-accounts                                        1,000           847
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,920,793    $2,248,021
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $676.5 million at December 31, 2008 to $1.0 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $104.2 million at December 31, 2008 to $165.5 million at December 31, 2009. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Premium on UL is invested in a fixed account, while purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions and variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life of NY has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder or for joint contractholders while either is alive ("GMWB for life"). Some policies require that once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,517,377     $1,408,297      $ 45,453          61         $1,066,416     $  981,665
  Six-year reset                        827,758        663,365        47,812          61            799,245        623,034
  One-year ratchet                      378,416        351,457        39,435          62            288,479        262,310
  Five-year ratchet                     151,102        142,857         6,972          60            109,258        103,010
  Other                                   2,409          2,223           168          67              2,371          2,134
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,877,062     $2,568,199      $139,840          61         $2,265,769     $1,972,153
===========================================================================================================================
GGU DEATH BENEFIT                    $      121     $      107      $     --          50         $       79     $       78
===========================================================================================================================
GMIB                                 $   25,245     $   23,555      $  4,701          62         $   21,731     $   19,088
===========================================================================================================================
GMWB:
  GMWB                               $  240,069     $  231,008      $ 23,872          63         $  199,351     $  192,206
  GMWB for life                         788,150        749,101        39,985          63            477,102        452,793
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,028,219     $  980,109      $ 63,857          63         $  676,453     $  644,999
===========================================================================================================================
GMAB                                 $  165,452     $  160,259      $  7,419          55         $  104,241     $  100,820
===========================================================================================================================

                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $242,846          61
  Six-year reset                       160,868          61
  One-year ratchet                     104,321          61
  Five-year ratchet                     29,024          60
  Other                                    447          66
---------------------------------------------------------------
    Total -- GMDB                     $537,506          61
===============================================================
GGU DEATH BENEFIT                     $     --          49
===============================================================
GMIB                                  $  8,721          62
===============================================================
GMWB:
  GMWB                                $ 71,371          62
  GMWB for life                        139,641          62
---------------------------------------------------------------
    Total -- GMWB                     $211,012          62
===============================================================
GMAB                                  $ 30,767          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009             $   325        $384        $  9,188      $  4,374       $1,231
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,565,000    $1,164,193
  Bond                                                                     892,000       660,964
  Other                                                                    156,000       183,181
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,613,000    $2,008,338
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. LINES OF CREDIT

RiverSource Life of NY has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of RiverSource Life of NY's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

10. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk, which includes nonperformance and liquidity for individual securities, to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that were used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders were also classified as Level 3. RiverSource Life of NY settled these derivatives in 2008 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $1,053,391     $ 67,825     $1,121,216
       Residential mortgage backed securities                 --         131,661      121,928        253,589
       Commercial mortgage backed securities                  --         247,107          142        247,249
       Asset backed securities                                --          58,159       15,656         73,815
       State and municipal obligations                        --          58,207           --         58,207
       U.S. government and agencies obligations            1,410          10,989           --         12,399
       Foreign government bonds and obligations               --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,410       1,564,018      205,551      1,770,979
  Trading securities                                         113              --           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,529      $4,588,740     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $  749,103     $ 69,984     $  819,087
       Residential mortgage backed securities                 --         115,911       43,248        159,159
       Commercial mortgage backed securities                  --         182,125          172        182,297
       Asset backed securities                                --          68,939        9,344         78,283
       U.S. government and agencies obligations            1,704          27,679           --         29,383
       State and municipal obligations                        --           6,803           --          6,803
       Foreign government bonds and obligations               --           4,013           --          4,013
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,704       1,154,573      122,748      1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME        INCOME          NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
     Residential mortgage backed
     securities                             43,248         3,056        12,141        63,483            --       121,928
     Commercial mortgage backed
     securities                                172             1             5           (36)           --           142
     Asset backed securities                 9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2008          LOSS          LOSS           NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 86,472      $ (2,000)     $ (9,851)     $ (4,637)      $    --      $ 69,984
     Residential mortgage backed
     securities                             12,226        (1,652)      (16,146)       36,958        11,862        43,248
     Commercial mortgage backed
     securities                                275             2            (6)          (99)           --           172
     Asset backed securities                 1,531           529        (1,812)        9,096            --         9,344
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         100,504        (3,121)(1)   (27,815)       41,318        11,862(3)    122,748

Other assets                                15,054           895(2)         --       (15,812)           --           137
Future policy benefits                      (6,157)      (84,958)(2)        --        (3,350)           --       (94,465)


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:


                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Residential mortgage backed
       securities                          $3,822         $(860)       $    --        $294         $(1,946)     $     --
     Commercial mortgage backed
       securities                              --            --                          2              --            --
     Asset backed securities                  158            --             --         529              --            --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,980          (860)            --         825          (1,946)           --

Future policy benefits                         --            --         83,715          --              --       (84,618)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  183,986    $  182,954     $210,786      $192,896
  Policy loans                                              35,748        39,101       36,226        39,059
  Restricted cash                                            8,400         8,400           --            --

FINANCIAL LIABILITIES
  Future policy benefits                                $1,094,435    $1,111,583     $968,966      $915,297
  Separate account liabilities                               6,517         6,517        6,182         6,182


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Restricted cash
Restricted cash is generally set aside for specific business transactions and restrictions specific to RiverSource Life of NY and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

11. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life of NY received $4.8 million, $7.2 million and $3.7 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was $183 thousand, $144 thousand and $90 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $116 thousand, $96 thousand and $83 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $159 thousand, $36 thousand and $144 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2009, 2008 and 2007, which are calculated on the basis of commission earnings of the individual financial advisors, were $2 thousand, $6 thousand and $11 thousand, respectively. Such costs are included in DAC.

RiverSource Life of NY participates in the defined benefit health care plans of Ameriprise Financial which provides health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was $22 thousand, $52 thousand and nil, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $42.2 million and $32.3 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2009, 2008 and 2007, RiverSource Life of NY paid cash dividends of nil, $77 million and $83 million, respectively, to RiverSource Life Insurance Company. The 2008 and 2007 dividends exceeded the limitation described in Note
12. Prior to paying these dividends, RiverSource Life of NY provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Included in other liabilities at December 31, 2009 is a $9.6 million payable to RiverSource Life for federal income taxes and included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes.

12. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $101,034      $(36,116)      $33,925
Statutory net income (loss)                                        86,189       (34,045)       43,164


Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $284,340      $215,625
Statutory unassigned surplus                                              160,497       106,190


13. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,836      $ 10,816       $16,760
  State                                                             1,677         2,405         1,056
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,513        13,221        17,816
Deferred federal income tax                                         7,335       (22,571)        1,184
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $25,848      $ (9,350)      $19,000
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.4)          26.2         (7.9)
  State taxes, net of federal benefit                               1.3          (10.2)         1.1
  Taxes applicable to prior years                                   1.1            3.9          3.8
  Foreign tax credit, net of addback                               (0.6)           6.2         (1.1)
  Other                                                              --           (0.1)          --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               31.4%          61.0%        30.9%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 31.4%, 61.0% and 30.9% for the years ended December 31, 2009, 2008 and 2007, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 58,070      $ 78,571
  Investment related                                                        7,084            --
  Net unrealized losses on Available-for Sale securities                       --        34,271
  Other                                                                     3,295         3,028
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,449       115,870

Deferred income tax liabilities:
  DAC                                                                      63,397        60,531
  Investment related                                                           --         9,156
  Net unrealized gains on Available-for Sale securities                    16,227            --
  DSIC                                                                      8,457         7,670
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      88,081        77,357
-------------------------------------------------------------------------------------------------
Net deferred income tax (liabilities) assets                             $(19,632)     $ 38,513
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences,
iii) taxable income in prior carryback years, and iv) tax planning strategies.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(2,146)      $ 3,481       $   --
Additions (reductions) based on tax positions related to the
current year                                                           61        (7,720)       1,637
Additions for tax positions of prior years                            807         4,844        1,844
Reductions for tax positions of prior years                          (324)       (2,751)          --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(1,602)      $(2,146)      $3,481
=======================================================================================================



If recognized, approximately $2.9 million, $2.0 million and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net expense of $17 thousand, a net benefit of $388 thousand and a net expense of $259 thousand in interest and penalties for the years ended December 31, 2009, 2008 and 2007, respectively. RiverSource Life of NY had receivables of $112 thousand and $129 thousand for the over payment of interest and penalties recorded at December 31, 2009 and 2008, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, completed its field examination of RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007 which is expected to be completed in 2010. RiverSource Life of NY's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which, if enacted, could significantly reduce the DRD tax benefits RiverSource Life of NY received, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life of NY recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $50,498      $(28,726)       $524
=======================================================================================================



14. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. RiverSource Life of NY primarily enters into derivative agreements for risk management purposes related to RiverSource Life of NY's products and operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                               THOUSANDS)                        THOUSANDS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets        $ 4,259       liabilities         $ 7,432

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         10,174       liabilities           4,972

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                               --       benefits             13,413
------------------------------------------------------------------------------------------------------------
     Total                                                       $14,433                           $25,817
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 10 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                      THOUSANDS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses             $(12,897)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              (47,198)

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses               81,052
---------------------------------------------------------------------------------
     Total                                                             $ 20,957
=================================================================================



RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to RiverSource Life of NY's variable annuity guaranteed benefits.

The majority of RiverSource Life of NY's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. At December 31, 2009, the gross notional amount of these contracts was $591.1 million for RiverSource Life of NY's GMWB and GMAB provisions. The premium associated with certain of the above options is paid semi-annually over the life of the option contract.

The following is a summary of the payments RiverSource Life of NY is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2010                                                                              $ 3,999
2011                                                                                3,968
2012                                                                                3,968
2013                                                                                3,138
2014                                                                                3,137
2015-2024                                                                          10,471

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life of NY uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life of NY has established guidelines and oversight credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life of NY held $2.3 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life of NY is obligated to return to counterparties. As of December 31, 2009, RiverSource Life of NY's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

15. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

16. STATUTORY ACCOUNTING PRINCIPLES

Reconciliations of net income and shareholder's equity, as shown in the accompanying financial statements, to that determined using statutory accounting principles are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 56,402      $ (5,964)      $42,496
Deferred acquisition costs (GAAP item)                            (15,221)       12,770        (6,453)
Deferred sales inducement costs (GAAP item)                        (2,263)       (2,211)       (4,220)
Deferred income tax expense (GAAP item)                             7,335       (22,571)        1,184
Change in future policy benefits(1)                               (59,162)       32,034        (1,342)
Current income tax expense(1)                                      (7,584)       11,939            --
Net investment income(1)                                              306          (619)       (4,871)
Realized gains (losses)(1)                                          1,321            --            --
Change in separate account liabilities(1)                          61,812       (19,887)       19,189
Mark-to-market on derivatives(2)                                   46,967       (40,691)          177
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                   (3,187)        1,507        (1,941)
Other, net(1)                                                        (537)         (352)       (1,055)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $ 86,189      $(34,045)      $43,164
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis net income (loss) reported above:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 432,971     $ 281,965
Deferred acquisition costs (GAAP item)                                    (221,942)     (236,619)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                                (55,915)      124,155
Deferred sales inducements costs (GAAP item)                               (22,919)      (23,808)
Future policy benefits(1)                                                  (24,810)       35,845
Reinsurance assets(1)                                                       (7,243)      (11,234)
Current income taxes, net(1)                                                 4,355        11,939
Deferred income taxes, net(1)                                               59,533        (3,977)
Separate account liability adjustment (statutory item)                     149,664        87,852
Asset valuation reserve (statutory item)                                    (1,795)      (13,468)
Non-admitted assets (statutory item)                                       (15,162)      (27,781)
Other, net(1)                                                              (12,397)       (9,244)
-------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                      $ 284,340     $ 215,625
=================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis capital and surplus reported above:

                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


S-6337 H (4/10)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005, filed electronically on or about April 27, 2006, as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post Effective Amendment No. 20 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-

Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS

Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS

Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds

Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                        Principal Business Address*       Positions and Offices with Depositor
----                    ----------------------------------   -------------------------------------
Gumer C. Alvero         1765 Ameriprise Financial Center     Director and Senior Vice President -
                        Minneapolis, MN 55474                Annuities

Timothy V. Bechtold     249 Ameriprise Financial Center      Director, President and Chief
                        Minneapolis, MN 55474                Executive Officer

Walter Stanley Berman   AMEX Tower WFC                       Vice President and Treasurer
                        200 Vesey St.
                        New York, NY

Maureen A. Buckley      20 Madison Ave. Extension            Director, Vice President, Chief
                        Albany, NY 12203                     Operating Officer, Chief Compliance
                                                             Officer, Consumer Affairs
                                                             Officer and Claims Officer

Rodney P. Burwell       Xerxes Corporation                   Director
                        7901 Xerxes Ave. So.
                        Minneapolis, MN 55431-1253

Richard N. Bush                                              Senior Vice President - Corporate Tax

Robert R. Grew          Carter, Ledyard & Milburn            Director
                        2 Wall Street
                        New York, NY 10005-2072

Ronald L. Guzior        Bollam, Sheedy, Torani               Director
                        & Co. LLP CPA's
                        26 Computer Drive West
                        Albany, NY 12205

Jean B. Keffeler        1010 Swingley Rd.                    Director
                        Livingston, MT 59047

Jeffrey McGregor                                             Director

Jeryl A. Millner        138 Ameriprise Financial Center      Director
                        Minneapolis, MN 55474

Richard T. Moore                                             Secretary

Thomas V. Nicolosi      Ameriprise Financial Services Inc.   Director
                        Suite 220
                        500 Mamaroneck Avenue
                        Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd {75%} UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                 NET UNDERWRITING
PRINCIPAL                 DISCOUNTS AND    COMPENSATION ON    BROKERAGE        OTHER
UNDERWRITER                COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------             ----------------   ---------------   -----------   ------------
RiverSource
   Distributors, Inc.      $17,842,976           None            None           None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 29th day of April, 2010.

                                        RiverSource of New York Account 8
                                        (Registrant)

                                        By RiverSource Life Insurance
                                        Co. of New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2010.


/s/ Gumer C. Alvero*                    Director and Senior Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold                     (Chief executive officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Chief
Maureen A. Buckley                      Compliance Officer, Consumer
                                        Affairs Officer and Claims Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                    Senior Vice President -
-------------------------------------   Corporate Tax
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew

/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel
and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24
                     TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance

Part B.

Combined Statement of Additional Information and Financial Statements for RiverSource of New York Account 8.

Part C.

Other Information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select-NY.

(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY.